MULTI FUND(R) 1997 SEMIANNUAL REPORT (UNAUDITED)

                                    INDEX

LINCOLN NATIONAL MUTUAL FUNDS

   PORTFOLIO MANAGER COMMENTARIES                              3
   -------------------------------------------------------------
   STATEMENT OF NET ASSETS:

   Lincoln National Aggressive Growth Fund, Inc.              10
   -------------------------------------------------------------
   Lincoln National Bond Fund, Inc.                           10
   -------------------------------------------------------------
   Lincoln National Capital Appreciation Fund, Inc.           13
   -------------------------------------------------------------
   Lincoln National Equity-Income Fund, Inc.                  14
   -------------------------------------------------------------
   Lincoln National Global Asset Allocation Fund, Inc.        18
   -------------------------------------------------------------
   Lincoln National Growth and Income Fund, Inc.              28
   -------------------------------------------------------------
   Lincoln National International Fund, Inc.                  30
   -------------------------------------------------------------
   Lincoln National Managed Fund, Inc.                        31
   -------------------------------------------------------------
   Lincoln National Money Market Fund, Inc.                   36
   -------------------------------------------------------------
   Lincoln National Social Awareness Fund, Inc.               36
   -------------------------------------------------------------
   Lincoln National Special Opportunities Fund, Inc.          38
   -------------------------------------------------------------

   STATEMENT OF OPERATIONS:                                   40
   -------------------------------------------------------------

   STATEMENT OF CHANGES IN NET ASSETS:                        42
   -------------------------------------------------------------

   NOTES TO FINANCIAL STATEMENTS:                             44
   -------------------------------------------------------------

   FINANCIAL HIGHLIGHTS:                                      52
   -------------------------------------------------------------

LINCOLN LIFE


August 1997

Dear Multi Fund(R) contractowner:

This booklet contains the 1997 semiannual report of the Multi Fund(R) Variable Annuity's 14 underlying variable investment options. We are pleased to report that most of the options produced favorable returns for the period ending June 30, 1997.

The first half of 1997 has been an exciting period for investors. The U.S. stock market rebounded dramatically in the second quarter from its March-April slump. However, returns of the magnitude posted during the second quarter are rare under any circumstances. The stock market advance has been led by the very largest companies, causing market indices, which are often weighted by company size, to show better returns than the average stock. The top 15 stocks in the S&P 500 index returned better than 32% during this semiannual period, while the bottom 485 stocks averaged a 15% gain. Overall, the S&P 500 was up 20.5% as of June 30, 1997.

Non-U.S. stock markets had their best quarterly performance in over 10 years during the second quarter of 1997. The Japanese stock market continued to rebound from its first quarter selloff, returning 23.7% in U.S. dollars. The U.S. bond market struggled in the first quarter as the Federal discount rate was increased 0.25%. The second quarter was very positive for bonds as the market rewarded both interest rate and credit risk. During the second quarter, every major foreign bond market (except Japan) had positive returns in their local currencies. However, U.S. dollar returns were reduced by currency moves.

We remain optimistic about the long-term prospects in the various financial markets, but there are always uncertainties. We believe our portfolio managers' disciplined approach will continue to prevail for those of you willing to maintain a long-term investment strategy. Commentaries from each of the portfolio managers begin on page 3 of this booklet. The following table summarizes the performance results of the Multi Fund(R) Variable Annuity contract for the first six months of this year. These figures are slightly different from those appearing later in this report because the performance results are net of all charges, while those shown later in the report are before deduction of the contractual fees.

1997 YEAR-TO-DATE PERFORMANCE
JUNE 30, 1997

-----------------------------------------------------------------------------------------------------------------------
Equity                                 Balanced                                  Fixed Income
-----------------------------------------------------------------------------------------------------------------------
Aggressive Growth Fund        4.65%    Global Asset Allocation Fund     12.25%   Bond Fund                        2.07%
Capital Appreciation Fund    14.24     Managed Fund                      9.82    Money Market                     1.94
Equity-Income Fund           17.28
Growth and Income Fund       15.97
International Fund           11.08
Social Awareness Fund        15.36
Special Opportunities Fund   10.88

The following additional table is provided in accordance with the Securities and Exchange Commission regulations. It shows results as of the most recently completed calendar quarter after the deduction of all charges. The charges include surrender charges that apply to certain premature withdrawals from a contract. Most contractowners regard Multi Fund(R) as a long-term investment product, so they rarely contend with these surrender charges.

MULTI FUND(R)
SEC-REQUIRED QUARTERLY PERFORMANCE (1)
JUNE 30, 1997

                                                  Ten years
                          One year   Five years  or inception
                         6/30/96 to  6/30/92 to   6/30/87 to
Multi Fund(R)              6/30/97     6/30/97      6/30/97
------------------------------------------------------------
Aggressive Growth            1.78%      N/A        8.50 (2)%
Bond                        (1.96)      5.23%      7.40
Capital Appreciation        11.95       N/A       14.27 (2)
Equity-Income               19.00       N/A       18.14 (2)
Global Asset Allocation     11.66      12.18       9.50 (2)
Growth and Income           16.03      16.60      12.25
International                3.92       9.95       7.68 (2)
Managed                      8.21      10.98       9.70
Money Market                (4.44)      2.29       4.51
Social Awareness            21.17      19.73      16.31 (2)
Special Opportunities       10.81      15.40      11.25

We invite you to review the reports provided in this booklet and hope they help you develop a better understanding of your investment performance. Your sales representative will help answer any questions you may have, or you may contact a customer service representative at 800-4LINCOLN (800-454-6265). We appreciate your continued confidence in Lincoln Life and look forward to helping you meet your long-term financial goals.

Sincerely,

/s/ Reed P. Miller

Reed P. Miller
Vice President

(1) In compliance with SEC guidelines, these results show the percent change for periodic contracts (on an annualized basis) for each of the required periods with dividends reinvested and include reduction of all recurring expenses (e.g., administrative fees) and non-recurring expenses (e.g., surrender charges -- periodic/years 1-5 = 8%, 6-10 = 4% and 11+years = 0%. Flexible premium/7-6-5-4-3-2-1 declining 1% annually.)

(2) Indicates performance since inception.

Small-cap stocks and emerging company stocks may be subject to a higher degree of risk than more established companies' securities. The illiquidity of the small-cap market may adversely affect the value of these investments so that shares, when redeemed, may be worth more or less than their original cost. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not indicative of future results.

An investment in the Money Market Fund is neither insured nor guaranteed by U.S. Government and there is no assurance that the subaccount will maintain a stable $1.00 share price.

The risks associated with investing on a worldwide basis include differences in regulation of financial data and reporting, currency exchange differences, as well as economic and political systems which may be different from those in the United States. Contracts with the elective Enhanced Guaranteed Minimum Death Benefit rider are subject to an additional fee, as a result, returns would have been lower.

This material must be preceded or accompanied by a prospectus for the Lincoln National Life Variable Annuity Account C. Read the prospectus carefully before you invest or send money.


                                                                SMR97-2914ALL
                                                                       Aug 97

AGGRESSIVE GROWTH FUND

MANAGED BY:     [LYNCH & MAYER LOGO]

The Aggressive Growth Fund gained 5.2% for the six-month period ending June 30, 1997 compared to a 13.0% gain for its benchmark, the S&P Mid-Cap 400. The fund's underperformance was largely attributable to the underperformance of its investments in the healthcare and energy sectors and an underweighting in the financial sector. On the positive side, the fund's technology stocks performed well for the six-month period.

Lynch and Mayer believes mid-cap stocks are valued at nearly the same point as large-cap stocks in terms of price/earnings ratio. This makes mid-cap stocks especially attractive from a valuation standpoint. In addition, future earnings prospects for mid-cap stocks are roughly twice those of large-cap stocks. Therefore, stock valuation and future earnings prospects for mid-cap stocks build a positive outlook for the fund.

Ed Petner


BOND FUND

MANAGED BY:     [LINCOLN INVESTMENT MANAGEMENT LOGO]

The Bond Fund gained 2.6% over the six-month period ending June 30, 1997 compared to a 3.6% gain for its benchmark, the Lehman Government/ Corporate Bond. During the first quarter, the fund was positioned with less interest rate risk than the index, but more credit risk than the index. This conservative interest rate risk position helped the fund's performance during the first quarter, and hurt the fund during the second quarter. The increase in the credit risk position was positive for second quarter performance.

In the government sector, long high coupon Treasury positions and a barbell yield-curve strategy helped to take advantage of a flattening yield curve. In the corporate sector, an overweight in industrials, utilities, and financials helped performance.

Lincoln Investment Management expects to continue to take advantage of the strong credit cycle and overweight corporate bonds. Until there is a change in the credit cycle, the fund will maintain an overweight position in corporate bonds. The fund will also maintain a neutral interest rate risk position, unless there is a change in inflation or growth outlook.

Tim Policinski


CAPITAL APPRECIATION FUND

MANAGED BY:     [JANUS LOGO]

The Capital Appreciation Fund rose 14.9% over the six-month period ending June 30, 1997 compared to a gain of 20.5% for its benchmark, the S&P 500. During much of the first half of 1997, equity investors remained narrowly focused on a few large companies.

Stock prices appeared to be overvalued during the period. Performance was below the benchmark due to a high cash portion and selling stocks too early. The portfolio's concentration was lowered by trimming large positions, which had the effect of reducing risk but also reduced returns.

Top industry sector performers in the fund included health care, financial and drug stocks.

Janus intends to stick to its investment discipline--weighing each investment's potential risk against potential rewards and looking for strong growth companies trading at reasonable valuations. It may mean sacrificing some upside potential now, but Janus believes it will limit risk later and serve investors well in the long term.

James P. Craig

EQUITY-INCOME FUND

MANAGED BY:     [FIDELITY INVESTMENTS LOGO]

The Equity-Income Fund returned 17.9% for the six-month period ending June 30, 1997 versus its benchmark, the S&P 500, which gained a very strong 20.5%.

During the first half of 1997, financial stocks provided good returns. Contributors to performance included Bank of New York, American Express, Fannie Mae, Allstate, and BankAmerica. Among capital goods stocks, selected industrial positions performed well, including General Electric, Tyco International, and Ingersoll Rand. In the broad consumer non-durables sector, stocks such as Wal-Mart and Bristol Myers helped boost performance. Compared with the S&P 500, however, little exposure to certain large company growth-oriented consumer non-durables and capital goods stocks with strong returns in the period detracted from relative performance.

Several diversified industrial, financial, tobacco, and aerospace defense stocks were added or increased. The fund took profits due to price appreciation in British Petroleum; TRW; Federal Mogul, cf.pfd; and General Motors.

Stephen R. Petersen


GLOBAL ASSET ALLOCATION FUND

MANAGED BY:     [PUTNAM INVESTMENTS LOGO]

The Global Asset Allocation Fund increased 12.9% during the first six months of 1997. Global stock markets staged an astonishing rally in the second quarter. The U.S. stock market rose 17.4% for the second quarter, as measured by the S&P 500, the best quarterly return in 10 years. Non-U.S. markets, as measured by the Morgan Stanley International Europe, Australia, Far East
(EAFE) index, rose a slightly less robust 13% in the second quarter, which also represented the best quarterly return in ten years.

Global bond markets also posted positive returns, as interest rates remained stable or declined moderately. The U.S. stock and bond markets both benefited from an environment of moderating economic growth with benign inflation. The Japanese stock market continued to rebound from its first-quarter selloff, while Singapore and Malaysia were the only stock markets within EAFE that showed losses. European markets benefited from improved economic growth prospects and the Hong Kong market continued to rise in anticipation of its transition to China.

Putnam believes the U.S. stock market has again become overvalued. Small-cap stocks are more attractively valued, and may, paradoxically, offer some protection in the event of U.S. equity-market weakness. Valuation in the U.S. bond market is better than it has been since 1995, so a major bear market in U.S. bonds is not expected.

An overweight exposure to international equity continues to be maintained in the portfolio. Preferences have shifted within international markets, as Putnam favors a reduction in Western Europe in favor of the Pacific Rim, Canada, and the emerging markets. European bond markets are fairly valued and these markets should offer important diversification benefits in the event of a new equity market correction.

William Landes, Ph.D

GROWTH AND INCOME FUND

MANAGED BY:     [VANTAGE GLOBAL ADVISORS LOGO]

The Growth and Income Fund experienced a gain of 16.7% during the first half of 1997 compared to a 20.5% gain for its benchmark, the S&P 500. As in 1996, the 15 largest stocks in the S&P 500 drove returns.

The Growth and Income Fund participated in the market's tremendous rise and has outperformed its peer groups over the long-term. In recent months, however, the fund trailed its benchmark since the market's return was driven by such a narrow segment. In order to fully capture the market's return, the fund would have needed to invest heavily in the S&P 500's top 15 stocks. Such concentrated positions are contrary to the fund's objective, which is to provide diversified exposure to a broad range of stocks and industries. This diversified approach provides the consistency and risk control for which the fund is known.

Vantage has an optimistic long-term outlook for stocks. Increased productivity, reduced government budget deficits, and accelerating technological advances bode well for the U.S. economy. The strong economy should translate into corporate earnings, which should result in attractive returns from stocks.

T. Scott Wittman


INTERNATIONAL FUND

MANAGED BY:     [CLAY FINLAY INC. LOGO]

The International Fund had an 11.6% return for the first six months of 1997 compared to an 11.4% return for the MSCI-World Ex USA (gross dividends) index. The fund benefited from strong stock selection in Japan; an underweighting in Great Britain and Canada; and stock selection and overweighting in emerging markets, particularly Brazil.

After a strong second quarter bounce, the Japanese market is hesitating. If it becomes clear that the upswing in the Japanese economy has been interrupted rather than reversed, the fund weighting in Japan may be increased further; with the focus primarily on domestic Japanese stocks as possible purchase candidates. In Europe, the focus will continue to be on stocks that may benefit from corporate restructuring programs. In southeast Asia and emerging markets, more convincing signs of a global economic recovery would encourage increased weightings.

Francis Finlay

MANAGED FUND

MANAGED BY:     [LINCOLN INVESTMENT MANAGEMENT LOGO]

The Managed Fund gained 10.5% during the first half of 1997 compared to its benchmarks: Lehman Brothers Government/Corporate Bond (50% fixed-income portion) gain of 2.7%, and the S&P 500 (50% equity portion) gain of 20.5%. Both equity and bond prices declined in response to the Federal Reserve Board's increase in short-term interest rates during the first quarter. It was widely feared that this initial increase was a first in a series of rate increases. Anticipated increases in the second quarter did not occur, however, as the Fed left rates unchanged.

The asset allocation as of June 30, 1997 was 54.7% equities, 39.0% fixed-income, and 6.3% cash. The portfolio's performance is related to two basic components: the stock/bond/cash split and the style breakdown within the equity holdings by large-cap versus small-cap. The equity component is targeted to be approximately 85% large-cap and 15% small-cap.

Even though the equity market continued its upward trend, there were still periods of concern. Lincoln Investment Management reduced the equity portion of the portfolio throughout the first half of 1997 and put the assets into either the cash or fixed-income portions.

Jay Yentis


MONEY MARKET FUND

MANAGED BY:     [LINCOLN INVESTMENT MANAGEMENT LOGO]

The Money Market Fund showed a gain of 2.4% during the first half of 1997.

The Federal Reserve Board raised interest rates during the first quarter and left them unchanged during the second quarter. The decision not to raise short-term interest rates drove rates lower, causing the money market yield curve to flatten. Lincoln Investment Management will select securities with maturities ranging from one to three months, allowing the fund to work with the current flatness of the short-term yield curve and take advantage of interest rate pressures.

Cozey Baker, Jr.

SOCIAL AWARENESS FUND

MANAGED BY:     [VANTAGE GLOBAL ADVISORS LOGO]

The Social Awareness Fund rose 16.0% for the period ending June 30, 1997 compared to a 20.5% increase for its benchmark, the S&P 500. The fund benefited from both exceptionally strong stock selection and favorable returns in socially responsible industries.

The market followed an irrational return pattern in some industries during the first half of 1997. Stocks with excessive valuations and average earnings were outperforming stocks that appeared more attractive based on objective measures. However, stocks performed as expected in socially responsible industries such as financial companies. Attractively priced stocks with strong earnings prospects led the way. Such stocks were quickly identified by Vantage's methodical, objective approach to investment management.

Stocks may appear more volatile in the near-term as investors struggle to accept the heights to which the market has risen. All eyes will be on the economic indicators that provide insight into the levels of future inflation. Investors will be optimistic as long as inflation remains under control. If inflation remains under control, the Federal Reserve will likely keep interest rates stable, supporting future economic growth.

T. Scott Wittman

SPECIAL OPPORTUNITIES FUND

MANAGED BY:     [VANTAGE GLOBAL ADVISORS LOGO]

The Special Opportunities Fund rose 11.5% for the period ended June 30, 1997, keeping pace with its benchmark, the S&P Mid-Cap 400 Index, which returned 13.0%. The fund is invested in medium-sized companies that have successfully grown out of a start-up phase and are poised for strong growth. Medium-size companies have generally lagged the broader market, which has been dominated by the very largest stocks for the last several years.

The second quarter of 1997 saw a reversal of fortune between growth and value medium-sized stocks. The first quarter strongly favored value stocks--stable, more mature companies with healthy earnings relative to their price. The second quarter favored stocks with future earnings expectations, where attractiveness was determined by what the company is likely to earn.

Larger companies have been increasing in price so rapidly that they are now relatively expensive for the earnings they are delivering. In contrast, there are solid, attractively priced medium-sized companies that are delivering the same earnings growth prospects as their more expensive and larger counterparts. Medium-sized companies have outperformed larger companies historically. Vantage believes that over time the market will return to historical norms and medium-sized companies will grab their fair share of returns.

T. Scott Wittman

AGGRESSIVE GROWTH FUND

STATEMENT OF NET ASSETS - UNAUDITED
June 30, 1997

INVESTMENTS:
                                               Number        Market
COMMON STOCKS:                                of Shares      Value
                                         ---------------------------------
Agriculture Products: 1.9%
Delta and Pine Land                              72,000    $2,565,000
Pioneer Hi-Bred International                    31,500     2,520,000
                                                        -------------
                                                            5,085,000

BANKING, FINANCE, AND INSURANCE: 8.6%
Conseco                                         160,300     5,931,100
ReliaStar Financial                              72,600     5,308,875
United Meridian*                                 75,300     2,259,000
Unum                                             96,400     4,048,800
Washington Mutual                                99,800     5,966,165
                                                        -------------
                                                           23,513,940
BROADCASTING: 5.7%
Evergreen Media Class A*                        148,900     6,635,356
Jacor Communications*                           136,800     5,245,425
SFX Broadcasting-Class A*                        89,900     3,784,228
                                                        -------------
                                                           15,665,009

BUSINESS PRODUCTS AND SERVICES: 2.6%
Corporate Express*                              124,650     1,795,739
Outdoor Systems*                                141,100     5,379,438
                                                        -------------
                                                            7,175,177

CHEMICALS: 2.6%
Crompton & Knowles                              204,300     4,545,675
IMC Fertilizer Group                             71,800     2,513,000
                                                        -------------
                                                            7,058,675

COMMUNICATIONS TECHNOLOGY: 5.5%
Brooks Fiber Properties*                         64,700     2,187,669
Hyperion Software*                               99,500     2,226,313
QUALCOMM*                                        92,000     4,683,375
Teleport Communications Group*                  176,600     6,015,438
                                                        -------------
                                                           15,112,795

CONSUMER PRODUCTS AND SERVICES: 5.2%
CKE Restaurants                                 170,700     5,398,388
Hasbro                                          147,900     4,196,663
Samsonite*                                      106,700     4,714,806
                                                        -------------
                                                           14,309,857

ELECTRICAL AND ELECTRONICS: 10.9%
Adaptec*                                         95,000     3,301,250
Altera*                                          80,900     4,087,978
Etec Systems*                                   140,400     6,015,262
LSI Logic*                                      141,000     4,512,000
Scientific-Atlanta                               62,100     1,358,438
Storage Technology*                             105,600     4,699,200
Xilinx*                                         124,500     6,104,391
                                                        -------------
                                                           30,078,519

ENERGY: 15.5%
Benton Oil & Gas*                               114,400     1,716,000
BJ Services*                                    121,600     6,520,800
Diamond Offshore Drilling                        82,008     6,386,373
ENSCO International*                             95,000     5,011,250
Forcenergy*                                      90,400     2,745,900
Nabors Industries*                              223,400     5,529,150
Sun                                             167,700     5,198,700
Transocean Offshore                              77,800     5,650,225
Triton Energy*                                   81,900     3,752,044
                                                        -------------
                                                           42,510,442

FOOD AND BEVERAGE: 4.9%
Coca-Cola Enterprises                           198,000     4,554,000
Dole Food                                        88,900     3,800,475
Flowers Industries                              295,750     4,972,297
                                                        -------------
                                                           13,326,772

                                               Number        Market
                                              of Shares      Value
                                         --------------------------------
HEALTHCARE AND PHARMACEUTICALS: 7.4%
Biochem Pharma*                                 257,200    $5,722,700
Centocor*                                       135,800     4,214,044
Healthsouth                                      31,700      $790,519
Liposome*                                        45,600       406,125
MedPartners*                                    185,492     4,011,264
Vencor*                                         119,900     5,185,675
                                                        -------------
                                                           20,330,327

INDUSTRIAL MACHINERY: 1.9%
Harnischfeger Industries                         32,600     1,352,900
Lear*                                            84,800     3,763,000
                                                        -------------
                                                            5,115,900

METALS AND MINING: 1.4%
Potash Corporation of Saskatchewan               50,900     3,820,681


MOTOR VEHICLES AND EQUIPMENT: 1.9%
Tower Automotive*                               126,900     5,456,700


PAPER AND PAPER PRODUCTS: 1.5%
James River                                     111,400     4,121,800


RETAIL: 7.4%
Claire's Stores                                 149,075     2,608,813
Dollar General                                  105,225     3,945,938
Family Dollar Stores                            150,600     4,103,850
Stage Stores*                                   178,400     4,655,125
Zale*                                           255,900     5,070,019
                                                        -------------
                                                           20,383,745

SOFTWARE TECHNOLOGY: 2.8%
BMC Software*                                    96,600     5,355,263
Sterling Commerce*                               77,400     2,544,525
                                                        -------------
                                                            7,899,788

TOTAL COMMON STOCKS: 87.7%
(Cost $192,741,004)                                       240,965,127
                                                        -------------

                                             Maturity
REPURCHASE AGREEMENT:                         Amount
                                         -----------------
State Street Bank and Trust Co, repurchase
agreement, dated 6/30/97, 5.12%, maturing
7/1/97, collateralized by U.S. Treasury
Notes 6.000%, 9/30/98                       $33,261,000    33,261,000
                                                        -------------

TOTAL REPURCHASE AGREEMENT: 12.1%
(Cost $33,261,000)                                         33,261,000
                                                        -------------

TOTAL INVESTMENTS: 99.8%
(Cost $226,002,004)                                       274,226,127
                                                        -------------

Other Assets Over Liabilities: 0.2%                           526,856
                                                        -------------

NET ASSETS: 100.0%
(Equivalent to $14.001 per share based on
 19,623,767 shares issued and outstanding)               $274,752,983
                                                        =============

BOND FUND

STATEMENT OF NET ASSETS - UNAUDITED
June 30, 1997

INVESTMENTS:
                                                Par          Market
LONG-TERM DEBT INVESTMENTS:                    Amount        Value
                                         ---------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS: 25.4%
Federal Home Loan Mortgage Corp.
 6.30%,   4/8/99                             $5,250,000    $5,245,013

                                                Par          Market
                                               Amount        Value

 6.43%,  10/15/06                            $2,000,000    $1,964,063
 7.30%,  12/1/12                              2,962,350     2,990,122
 8.00%,   4/1/17                                348,488       360,358
 3.50%, 12/15/21                              2,000,000     1,615,830
FNMA
 7.60%,   7/25/05                               732,776       735,981
 6.80%,   8/1/05                                935,705       933,951
 7.18%, 10/1/05                               2,563,203     2,635,279
 6.66%, 11/1/05                                 985,726       979,257
 6.66%, 12/1/05                               1,971,869     1,958,929
 7.04%,   7/1/06                              2,477,799     2,504,559
 7.15%, 10/1/15                               2,886,474     2,855,805
 7.00%, 10/1/25                               2,777,423     2,729,866
FNMA- Strips*
 0.00%, 7/24/06                               9,500,000     5,210,179
GNMA
 9.00%, 5/15/17                                 175,192       188,222
 9.00%, 9/15/19                                 780,306       838,342
 6.50%, 11/15/23                                894,844       862,686
U.S. Treasury Bonds
 12.75%, 11/15/10                            20,280,000    28,148,841
 12.00%,8/15/13                                 500,000       703,365
 6.63%, 2/15/27                               2,540,000     2,486,558
U.S. Treasury Notes
 6.50%, 8/31/01                               1,575,000     1,582,765
                                                        -------------
                                                           67,529,971

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.7%
Green Tree Home Improvement
 7.35%, 7/15/21                               1,500,000     1,513,752
Mid-StateTrust III
 7.63%, 4/1/22                                  233,995       236,906
                                                        -------------
                                                            1,750,658

AUTOMOBILE AND AUTO PARTS: 0.8%
Chrysler Corp.
 7.45%, 2/1/97                                1,000,000       977,500
Goodyear Tire & Rubber Co.
 6.625%, 12/1/06                              1,250,000     1,210,938
                                                        -------------
                                                            2,188,438

BANKING, FINANCE AND INSURANCE:  26.0%
Ahmanson, H. F. & Co.
 8.25%, 10/1/02                               2,000,000     2,112,500
Aristar Financial
 7.50%, 7/1/99                                1,500,000     1,528,125
AT&T Capital Corp.
 7.47%, 5/11/05                               2,750,000     2,780,938
Banc One Corp.
 9.875%, 3/1/09                                 500,000       601,875
Barnett Bank
 6.90%, 9/1/05                                1,500,000     1,479,375
Barnett Capital Trust Inc. 144A
 8.06%, 12/1/26                               1,900,000     1,897,625
BT Capital Trust-Series B
 7.90%, 1/15/27                               1,500,000     1,453,125
CIT Group Holdings Inc.
 5.875%, 10/15/08                             1,500,000     1,368,750
Citicorp Notes
 6.33%, 1/5/06                                1,600,000     1,524,000
Den Norske Bank
 5.75%, 11/29/49                              1,500,000     1,339,725
Dow Capital
 9.00%, 5/15/10                               3,000,000     3,375,000
Finova Capital
 6.12%, 5/28/02                               1,000,000       973,750
First Bank System Inc.
 6.875%, 9/15/07                              1,000,000       980,000
First of America Capital Trust I
 8.12%, 1/31/27                               2,000,000     1,985,000
First Security
 7.00%, 7/15/05                               1,000,000       988,750
First Union Corp.
 8.00%, 8/15/09                               2,000,000     2,085,000

                                                Par          Market
                                               Amount        Value
                                         ---------------------------------
First USA Bank
 5.75%, 11/15/99                             $2,000,000    $1,985,000
Fleet Financial Group
 7.25%, 9/1/99                                1,000,000     1,016,250
General Motors Acceptance Corp.
 8.17%, 1/2/00                                  644,663       657,507
 7.875%,3/7/01                                1,500,000     1,554,375
 8.875%, 6/1/10                               1,500,000     1,732,500
Harris Bankcorp Inc.
 9.375%, 6/01/01                                250,000       272,500
Household Affinity Credit Card
 6.05%, 5/15/01                               1,000,000       993,015
Household Finance Corp.
 9.625%, 7/15/00                                875,000       946,094
International Lease Finance Co.
 8.25%, 1/15/00                               2,000,000     2,080,000
John Deere Capital Corp.
 8.625%, 8/1/19                               2,000,000     2,120,000
Lehman Brothers Holdings
 8.875%, 3/1/02                               1,000,000     1,072,500
Lloyd's Bank
 5.8295%, 8/29/49                             1,500,000     1,357,950
Mellon Capital Corp.
 7.72%, 12/1/26                               1,500,000     1,449,375
Mercantile Bancorp
 7.30%, 6/15/07                               1,325,000     1,328,313
Morgan Stanley Group
 6.875%, 3/1/07                               2,250,000     2,221,875
National Westminister Bank plc
 9.45%, 5/1/01                                  500,000       545,625
Nynex Capital Funding
 7.63%, 10/15/09                              3,000,000     3,198,660
Salomon Inc.
 7.25%, 1/15/00                               1,000,000     1,012,500
Simon Debartolo Group Notes
 7.125%, 6/24/05                              1,300,000     1,293,500
Smith Barney Holdings
 7.875%, 10/1/99                              3,000,000     3,093,750
SouthTrust Bank of Birmingham Alabama
 7.69%, 5/15/25                               2,750,000     2,921,875
Spiegel Charge Account Trust II
 6.95%, 2/15/01                                 285,714       286,299
State Street Capital-B
 8.035%, 3/15/27                              1,400,000     1,398,250
Student Loan Marketing Association
 6.16%, 12/2/99                               4,000,000     3,984,760
Union Bank Switzerland
 7.25%, 7/15/06                               2,250,000     2,278,125
Wachovia Capital Trust I
 7.64%, 1/15//27                              1,900,000     1,838,250
                                                        -------------
                                                           69,112,386

BUILDING AND MATERIALS: 0.4%
Georgia-Pacific Corp.
 9.95%, 6/15/02                               1,000,000     1,118,750


CABLE, MEDIA AND PUBLISHING:  1.6%
News America Holdings
 8.45%, 8/1/34                                1,500,000     1,633,125
Time Warner Corp.
 9.125%, 1/15/13                              2,000,000     2,200,000
Viacom Inc.
 8.75%, 5/15/01                                 500,000       511,250
                                                        -------------
                                                            4,344,375

ENERGY:  1.8 %
Arkla Inc.
 10.00%, 11/15/19                             1,000,000     1,096,250
Atlantic Richfield Co.
 10.25%, 7/2/00                               1,000,000     1,017,500
Enron Corp.
 9.50%, 6/15/01                               1,000,000     1,093,750

                                                Par          Market
                                               Amount        Value
                                         ---------------------------------
Petro-Canada Debentures
 8.60%, 10/15/01                             $1,500,000    $1,590,000
                                                        -------------
                                                            4,797,500

FOOD, BEVERAGE AND TOBACCO:  0.3%
Nabisco, Inc.
 7.55%, 6/15/15                                 750,000       735,938


FOREIGN GOVERNMENT: 1.7%
Hydro-Quebec
 7.20%, 10/5/09                               3,000,000     2,996,430
Manitoba (Province of)
 7.75%, 7/17/16                               1,500,000     1,569,375
                                                        -------------
                                                            4,565,805

HEALTHCARE AND PHARMACEUTICALS:  1.1%
Allegiance
 7.30%, 10/15/06                                750,000       750,000
Glaxo Wellcome plc
 6.125%, 1/25/06                              2,250,000     2,140,313
                                                        -------------
                                                            2,890,313

LEISURE, LODGING AND ENTERTAINMENT:  0.5%
Darden Restaurants
 6.375%, 2/1/06                               1,500,000     1,398,750


METALS AND MINING: 2.8%
Alcan Aluminum
 8.875%, 1/15/22                                500,000       535,625
Cyprus Amax Minerals Co.
 7.375%, 5/15/07                              2,500,000     2,506,250
Inco Ltd.
 9.60%, 6/15/22                               1,300,000     1,441,375
Newmont Gold Co.
 8.91%, 1/5/09                                  724,132       773,916
Placer Dome Inc.
 7.37%, 6/3/26                                1,000,000     1,015,000
Placer Dome-Series A
 7.31%, 1/26/21                               1,000,000       932,500
Reynolds Metals Co.
 9.00%, 8/15/03                                 250,000       274,375
                                                        -------------
                                                            7,479,041

PAPER: 1.3%
Champion International
 7.70%, 12/15/99                              1,500,000     1,545,000
James River Corp.
 6.70%, 11/15/03                              2,000,000     1,935,000
                                                        -------------
                                                            3,480,000

RETAIL:  1.2%
Sears Roebuck & Co.
 9.05%, 2/6/12                                2,000,000     2,280,000
Service Corp International
 7.00%, 6/1/15                                1,000,000     1,011,250
                                                        -------------
                                                            3,291,250

TELECOMMUNICATIONS:  2.2%
Litton Industries
 6.98%, 3/15/36                               1,000,000       990,000
Nynex Corp.
 9.55%, 5/1/10                                1,454,760     1,623,876
Rochester Telephone Corp.
 9.00%, 7/19/00                               2,000,000     2,127,500
U.S. West Corp.
 6.95%, 1/15/37                               1,000,000     1,001,250
                                                        -------------
                                                            5,742,626

Transportation and Shipping: 4.5%
American Airlines Equipment Trust
 10.18%, 1/12/13                              1,500,000     1,797,060

                                                Par          Market
                                               Amount        Value
                                         ---------------------------------
Burlington Northern Railroad
 6.94%, 1/2/14                                 $491,849      $484,876
Chicago & Northwestern Holdings
 6.25%, 7/30/12                               1,415,614     1,337,755
CSX Notes
 7.25%, 5/1/27                                1,000,000     1,008,750
Federal Express Corp.
 7.96%, 3/28/17                               2,000,000     1,992,500
Norfolk Southern Corp.
 7.40%, 9/15/06                               3,500,000     3,548,125
United Airlines  Equipment Trust
 9.35%, 4/7/16                                1,500,000     1,664,441
                                                        -------------
                                                           11,833,507

UTILITIES:  14.6%
Central Maine Power Co.
 6.50%, 7/22/97                               1,500,000     1,500,000
Cleveland Electric Illumination Co.
 8.26%, 10/30/98                              2,500,000     2,550,000
Colonial Gas-Series A
 6.81%, 5/19/27                               1,500,000     1,509,375
Commonwealth Edison Co.
 9.375%, 2/15/00                                500,000       530,000
Consumers Power Co.
 8.75%,   02/15/98                            1,000,000     1,016,250
 8.875%, 11/15/99                             1,000,000     1,048,750
Detroit Edison Co.
 6.56%, 5/1/01                                2,000,000     1,987,500
DQU II Funding
 8.70%, 6/1/16                                2,474,000     2,665,735
Great Lakes Power Inc.
 9.00%, 8/1/04                                1,500,000     1,618,125
Houston Light & Power Capital Trust II
 8.257%,2/1/37                                1,900,000     1,923,750
MidAmerican Energy
 6.50%, 12/15/01                              1,250,000     1,235,938
National Power Plc
 7.125%,7/11/01                               2,000,000     2,012,500
National Rural Utility
 7.20%, 10/1/15                               1,000,000       985,000
Nevada Power Co.
 7.06%, 5/1/00                                1,500,000     1,516,875
New Jersey Bell Telephone
 7.85%, 11/15/29                              1,950,000     2,149,875
Noble Affiliates
 7.25%, 10/15/23                                600,000       566,250
Old Dominion Electric
 8.76%, 12/1/22                               1,600,000     1,768,000
Pacificorp
 9.15%, 8/9/11                                2,000,000     2,300,000
Pennsylvania Power & Light
 7.70%,10/1/09                                3,000,000     3,108,750
PSI Energy Inc.
 8.56%, 12/27/11                              2,000,000     2,227,500
Public Service Co. of Colorado
 6.375%,11/1/05                               1,500,000     1,443,750
Texas Gas Transmissions Corp.
 8.625%,4/1/04                                1,000,000     1,086,250
Washington Water & Power Co.
 8.01%, 12/17/01                              2,000,000     2,084,815
                                                        -------------
                                                           38,834,988

TOTAL LONG TERM DEBT INVESTMENTS:  86.9%
(Cost $227,367,104)                                       231,094,296
                                                        -------------

MONEY MARKET INSTRUMENTS:

Barclays U.S. Funding Corp
 5.6%, 7/3/97                                 7,700,000     7,697,604
Hertz Corp
 5.58%,7/7/97                                 9,600,000     9,591,216
Merrill Lynch and Co.
 5.55%,7/2/97                                 5,000,000     4,999,232

                                                Par          Market
                                               Amount        Value

Pepsico Inc.
 5.5%, 7/10/97                               $8,000,000    $7,989,000
                                                        -------------


TOTAL MONEY MARKET INSTRUMENTS:  11.4%
(Cost $30,277,052)                                         30,277,052
                                                        -------------


TOTAL INVESTMENTS: 98.3%
(Cost $257,644,156)                                       261,371,348
                                                        -------------

Other Assets Over Liabilities: 1.7%                         4,406,795
                                                        -------------

NET ASSETS: 100.0%
(Equivalent to $12.077 per share based on
22,007,794 shares issued and outstanding)                $265,778,143
                                                        =============


CAPITAL APPRECIATION FUND

STATEMENT OF NET ASSETS - UNAUDITED
June 30, 1997

INVESTMENTS:
                                               Number        Market
COMMON STOCKS:                                of Shares      Value
                                         ---------------------------------
AEROSPACE AND DEFENSE: 1.6%
Allied-Signal                                   29,525    $2,480,100
Boeing                                          20,000     1,061,250
United Technologies                             28,250     2,344,750
                                                        -------------
                                                           5,886,100

AUTOMOBILES AND AUTO PARTS: 1.0%
Federal-Mogul                                   79,425     2,779,875
Pirelli Spa (Italy)                            402,365       996,589
                                                        -------------
                                                           3,776,464

BANKING, FINANCE, AND INSURANCE: 21.7%
Associates First Capital                        75,000     4,162,500
Bank of New York                               163,525     7,113,338
BankAmerica                                     50,350     3,250,722
Barclays plc (UK)                              201,339     3,995,575
Catskill Financial                              10,000       154,375
Citicorp                                        49,500     5,967,844
Credit Local de France Dexia (France)           11,799     1,148,321
Deutsche Bank AG (Germany)                      23,935     1,405,156
Equifax                                         85,000     3,160,937
First Empire State                               9,450     3,184,650
Ing Groep NV (Netherlands)                      94,087     4,336,579
Lloyds TSB Group plc (UK)                       72,442       744,133
Long Island Bancorp.                            22,975       833,562
Nationwide Financial Services-A                296,500     7,875,781
Northern Trust                                  16,325       790,232
Protective Life                                 30,000     1,507,500
Schwab (Charles)                                80,350     3,269,241
Signet Banking                                  70,000     2,520,000
Star Banc                                       39,350     1,662,538
State Street Bank                               66,225     3,062,906
Student Loan Marketing Association              19,775     2,511,425
Sumitomo Marine & Fire (Japan)                 128,000     1,050,142
Tokio Marine & Fire Insurance (Japan)           87,000     1,138,992
United Healthcare                              117,250     6,097,000
Unum                                           149,050     6,260,100
Western National                                70,400     1,887,600
                                                        -------------
                                                          79,091,149

CABLE, MEDIA, AND PUBLISHING: 3.6%
Cablevision Systems Class A*                     9,250       499,500
Meredith                                        41,450     1,202,050
Tele-communications A*                         100,950     1,498,476
Univision Communications-A*                     50,725     1,984,616
Westinghouse Electric                           41,150       951,594

                                               Number        Market
                                              of Shares      Value
                                         ---------------------------------
Wolters Kluwer NV (Netherlands)                 50,490    $6,145,714
Young Broadcasting Class A*                     24,100       789,275
                                                        -------------
                                                          13,071,225

CHEMICALS: 5.1%
BASF (Germany)                                  91,198     3,364,536
Cytec Industries*                               43,000     1,607,125
DuPont(E.I.)deNemours                           86,750     5,454,406
Imperial Chemical ADR                           50,000     2,843,750
Monsanto                                        97,275     4,188,905
Praxair                                          9,550       534,800
Rentokil Group (UK)                            208,458       730,890
                                                        -------------
                                                          18,724,412

COMPUTERS AND TECHNOLOGY: 7.7%
Cadence Design Systems*                         80,000     2,680,000
Cisco Systems*                                  23,375     1,569,777
Compaq Computer*                                14,000     1,389,500
Computer Sciences*                              94,725     6,832,041
First Data                                      92,525     4,065,317
Lo-Jack*                                       100,000     1,443,750
Microsoft*                                      30,000     3,794,063
Parametric Technology*                         153,075     6,510,471
                                                        -------------
                                                          28,284,919

CONSUMER PRODUCTS AND SERVICES: 5.6%
Avon Products                                   27,700     1,954,581
Colgate-Palmolive                               16,700     1,089,675
General Electric                                86,650     5,664,744
Minnesota Mining & Manufacturing                47,750     4,870,500
ServiceMaster L.P.                              12,038       273,101
Unilever NV                                     30,000     6,421,875
                                                        -------------
                                                          20,274,476

ELECTRICAL AND ELECTRONICS: 4.8%
Phillips Electronics NV (Netherlands)          115,913     8,300,162
Pittway                                         19,687       979,428
Texas Instruments                               40,000     3,362,500
Tyco International                              20,000     1,391,250
Xerox                                           45,225     3,567,122
                                                        -------------
                                                          17,600,462

ENERGY: 10.6%
BOC Group plc (UK)                             113,231     1,967,129
British Petroleum (UK)                         200,000     2,485,621
Enron Oil & Gas                                 60,000     1,087,500
Global Marine*                                  50,000     1,162,500
Gulf Canada Resources, Ltd.*                   200,000     1,662,500
Mobil                                           20,000     1,397,500
Noble Affliates                                 35,000     1,354,062
Noble Drilling*                                 75,000     1,692,187
Rennaissance Energy, Ltd. (Canada)*             30,000       834,450
Royal Dutch Petroleum                           64,500     3,507,188
Santa Fe International*                        111,950     3,806,300
Schlumberger, Ltd.                              24,175     3,021,875
Smith International*                           120,000     7,290,000
Texaco                                          40,000     4,350,000
Unocal                                          76,000     2,949,750
                                                        -------------
                                                          38,568,562

ENVIRONMENTAL SERVICES: 0.1%
Perkin-Elmer                                     6,750       537,047


FOOD, BEVERAGE, AND TOBACCO: 2.2%
Coca-Cola Enterprises                           32,550       748,650
ConAgra                                         50,000     3,206,250
JP Foodservice*                                 81,275     2,331,577
Philip Morris                                   40,300     1,788,312
                                                        -------------
                                                           8,074,789

HEALTHCARE AND PHARMACEUTICALS: 11.9%
AFLAC                                           33,900     1,601,775
American Home Products                          29,675     2,270,138

                                               Number        Market
                                              of Shares      Value
                                         ---------------------------------
Baxter International                            21,375    $1,116,844
Bristol-Myers Squibb                            58,975     4,776,975
Cardinal Health                                 46,162     2,642,775
Covance*                                        42,275       816,436
Fresenius Medical Care AG*                      40,725     1,186,116
Glaxo Wellcome plc (UK)                         53,762     1,112,108
Guidant                                         17,950     1,525,750
Immunex*                                        25,800       932,025
Johnson & Johnson                               81,400     5,240,125
Omnicare                                        32,750     1,027,531
Pfizer                                          36,550     4,367,725
Rhone-Poulenc A (France)                        23,212       947,864
SmithKline Beecham                              43,500     3,985,688
SmithKline Beecham plc (UK)                     62,500     1,150,307
Tenet Healthcare*                               42,775     1,264,536
UICI*                                           21,825       642,473
Warner-Lambert                                  54,875     6,818,219
                                                        -------------
                                                          43,425,410

INDUSTRIAL MACHINERY: 2.8%
Baker Hughes                                    50,000     1,934,375
Dionex*                                        123,750     6,326,719
Parker Hannifin                                 31,750     1,926,828
                                                        -------------
                                                          10,187,922

LEISURE, LODGING, AND ENTERTAINMENT: 1.3%
Carnival Cruise Lines                           59,225     2,443,031
Extended Stay America*                          38,150       600,863
Royal Carribean Cruises*                        46,150     1,612,366
                                                        -------------
                                                           4,656,260

METALS AND MINING: 0.8%
Reynolds Metals                                 41,100     2,928,375


MISCELLANEOUS: 3.3%
Amway Asia Pacific*                             20,075       875,772
Halliburton                                     15,000     1,188,750
Manpower                                        25,000     1,112,500
Robert Half International*                      46,075     2,168,405
SGS Holdings SA (Switzerland)                      307       655,583
Siebe plc (UK)                                 217,446     3,685,312
Vendex International (Netherlands)               7,993       437,610
YPF Sociedad Anonima-ADR                        62,525     1,922,644
                                                        -------------
                                                          12,046,576

PACKAGING AND CONTAINERS: 0.4%
Sealed Air*                                     31,475     1,495,063


PAPER AND FOREST PRODUCTS: 0.6%
Burlington Resources                            50,825     2,242,653


RETAIL: 6.7%
Costco Companies*                              101,775     3,349,033
Dayton Hudson                                   89,325     4,750,973
Fastenal                                        36,425     1,780,272
Gibson Greetings*                              181,075     4,085,505
Penney (J.C.)                                   26,350     1,375,141
Safeway*                                        39,100     1,803,488
Tandy                                           23,025     1,289,400
TJX                                             13,025       343,534
Wal-Mart Stores                                120,000     4,057,500
Wendy's International                           59,100     1,532,906
                                                        -------------
                                                          24,367,752

TELECOMMUNICATIONS: 3.6%
Cincinnati Bell                                 64,400     2,028,600
Comcast, Special Class A                        48,125     1,027,168
ECI Telecommunications                          37,675     1,122,009
Ericsson (LM) Tel 'B'                           28,300     1,115,197
Grupo Televisa S.A.*                            13,950       423,731
Lucent Technologies                             61,650     4,442,653
Northern Telecom Ltd                            32,075     2,918,825
                                                        -------------
                                                          13,078,183

                                               Number        Market
                                              of Shares      Value
                                         ---------------------------------
TRANSPORTATION AND SHIPPING: 2.1%
Consolidated Freightways*                      152,200    $2,497,031
Delta Air Lines                                 32,475     2,662,950
Union Pacific Resources                        100,000     2,487,500
                                                        -------------
                                                           7,647,481
TOTAL COMMON STOCK: 97.5%
(Cost $298,448,522)                                      355,965,280
                                                        -------------

                                               Par
MONEY MARKET INSTRUMENTS:                ----------------

General Electric Capital
  0.0%, 7/3/97                             $10,000,000     9,996,944
Prudential Funding
  6.0%, 7/1/97                               5,800,000     5,800,000
                                                        -------------

TOTAL MONEY MARKET INSTRUMENTS: 4.3%
(Cost $15,797,906)                                        15,796,944
                                                        -------------

TOTAL INVESTMENTS: 101.8%
(Cost $314,246,428)                                      371,762,224
                                                        -------------

Other Assets Under Liabilities: (1.8)%                    (6,528,522)
                                                        -------------

NET ASSETS: 100.0%
(Equivalent to $16.069 per share based on
 22,728,498 shares issued and outstanding)              $365,233,702
                                                        -------------


EQUITY INCOME FUND

STATEMENT OF NET ASSETS - UNAUDITED
June 30, 1997

INVESTMENTS:
                                               Par           Market
LONG-TERM DEBT INVESTMENTS:                  Amount**        Value
                                         ---------------------------------
AIR TRANSPORTATION: 0.1%
Continental Airlines
  6.75%, 4/15/06                              $320,000      $414,400


Automotive: 0.2%
VOLKSWAGON INTERNATIONAL
  3.0%, 1/24/02                                860,000     1,244,850


BROADCASTING: 0.1%
Jacor Communications
  0.0%, 6/12/11                                610,000       343,888


COMPUTERS AND TECHNOLOGY: 0.4%
Apple Computer
  6.0%, 6/1/01                                 600,000       518,250
Softkey International
  5.5%, 11/1/00                                770,000       631,400
Unisys Corporation
  8.25%, 3/15/06                               920,000     1,184,500
                                                        -------------
                                                           2,334,150

ELECTRICAL AND ELECTRONICS: 0.1%
Cirrus Logic
  6.0%, 12/15/03                               460,000       350,750
National Semiconductor
  6.5%, 10/1/02                                490,000       515,113
                                                        -------------
                                                             865,863

FINANCE: 0.3%
Daimler-Benz Capital (Germany)
  4.125%, 7/5/03                               830,000       709,491
MBL International Financial Bermuda Trust
  3.0%, 11/30/02                             1,000,000     1,096,250
                                                        -------------
                                                           1,805,741

                                               Par           Market
                                             Amount**        Value
                                         ---------------------------------
Hotels: 0.1%
Hilton Hotels
  5.0%, 5/15/06                               $360,000      $385,200


MACHINERY AND ENGINEERING: 0.1%
Hexcel Corporation
  7.0%, 8/1/03                                 210,000       282,450
Matsushita Electric Industries (Japan)
  1.3%, 3/29/02                              4,000,000        49,330
  1.4%, 3/31/04                             41,000,000       502,413
                                                        -------------
                                                             834,193

MISCELLANEOUS: 0.1%
ADT Operations
  0.0%, 7/6/10                                 380,000       358,150


PETROLEUM AND PETROLEUM RELATED: 0.6%
Baker Hughes
  0.0%, 5/5/08                                 750,000       600,000
Pennzoil
  6.5%, 1/15/03                              1,370,000     2,418,050
  4.75%, 10/1/03                               810,000     1,045,913
                                                        -------------
                                                           4,063,963

REAL ESTATE: 0.0%
Liberty Property Trust
  8.0%, 7/1/01                                  10,000        12,488


RETAIL: 0.3%
Baker (J.)
  7.0%, 6/1/02                                 260,000       233,350
Charming Shoppes
  7.5%, 7/15/06                                200,000       197,500
Federated Department Stores
  5.0%, 10/1/03                                720,000       861,300
Home Depot
  3.25%, 10/1/01                               910,000     1,044,225
                                                        -------------
                                                           2,336,375

TELECOMMUNICATIONS: 0.1%
Home Shopping Network
  5.875%, 3/1/06                               120,000       149,400
Midcom Communications
  8.25%, 8/15/03                               420,000       277,725
Salomon Inc. Exchangeable Notes
  0.0%, 2/1/01                                   4,000       255,500
                                                        -------------
                                                             682,625

TOTAL LONG-TERM DEBT INVESTMENTS: 2.5%
(Cost $13,640,639)                                        15,681,886
                                                        -------------

                                              Number
                                             of Shares
COMMON STOCKS:                           ----------------

AEROSPACE: 4.6%
Allied-Signal                                   69,300     5,821,200
Boeing                                          73,686     3,909,963
GenCorp                                         27,600       638,250
General Dynamics                                10,700       802,500
Gulfstream Aerospace*                           17,900       528,050
Lockheed Martin                                 72,400     7,497,925
Northrop                                        19,100     1,677,219
Rockwell International                           6,100       359,900
Textron                                         36,400     2,416,050
Thiokol                                         13,800       966,000
United Technologies                             54,800     4,548,400
                                                        -------------
                                                          29,165,457

AUTOMOBILES AND AUTO PARTS: 2.7%
Bayerische Motoren Werke (BMW) AG (Germany       1,700     1,401,519
Chrysler                                       160,600     5,269,688
Cooper Industries                               27,398     1,363,051


                                             Number          Market
                                            of Shares        Value
                                         ---------------------------------
Cummins Engine                                  13,100      $924,369
Dana                                            10,800       410,400
General Motors                                  72,900     4,059,619
Goodrich (B.F.)                                  9,000       389,813
Modine Manufacturing                            31,900       953,013
Standard Products Company                        7,500       189,375
Volvo AB                                        10,900       292,256
Volvo AB (Sweden)                               80,100     2,148,872
                                                        -------------
                                                          17,401,975

BANKING, FINANCE AND INSURANCE: 22.6%
Aetna                                           25,200     2,579,850
Ahmanson (H.F.) & Co.                           10,000       430,000
Allstate                                       116,305     8,490,265
American Bankers Insurance Group                32,700     2,066,231
American Express                               169,600    12,635,200
American Financial Group                        47,100     1,998,806
Bank of Boston                                  32,100     2,313,206
Bank of New York                               166,200     7,229,700
Bank of Nova Scotia (Canada)                    14,500       635,435
BankAmerica                                    133,000     8,586,813
Bear Stearns                                    19,475       665,802
Beneficial                                      29,900     2,124,769
Brascan Ltd Class A (Canada)                    56,700     1,402,561
Canadian Imperial Bank of Commerce (Canada      61,700     1,555,293
Chase Manhattan                                 30,000     2,911,875
CIGNA                                           10,500     1,863,750
Citicorp                                        17,500     2,109,844
Comerica                                        35,900     2,441,200
Credit Communal Hldg Dexia (Belgium)             4,600       494,046
CS Holding AG (Switzerland)                     11,000     1,411,656
Den Danske Bank (Denmark)                       11,030     1,072,978
Den Norske Bank ASA (Norway)                   290,300     1,138,136
Edper Group (Canada)                            61,600     1,028,488
Federal National Mortgage                      290,500    12,673,063
First Bank Systems                              36,900     3,150,338
First Chicago NBD                              127,723     7,727,242
First Marathon (Canada)                         92,100     1,300,895
Fleet Financial Group                           36,900     2,333,925
Fremont General                                 81,197     3,268,179
General Re Corporation                          11,900     2,165,800
Great Western Financial                         55,600     2,988,500
Hartford Financial Services                     52,800     4,369,200
Highlands Insurance Group*                      30,970       623,271
Household International                         25,600     3,006,400
HSBC Holdings (Hong Kong)                       26,340       792,206
Lehman Brothers Holdings                        31,080     1,258,740
Marsh & McLennan                                12,000       856,500
MBIA                                             3,600       406,125
Metallgesllschaft AG (Germany)                  20,300       419,559
National Bank of Canada (Canada)               102,300     1,281,946
NationsBank                                    111,777     7,209,617
Nationwide Financial Services-A                  8,700       231,094
Nomura Securities (Japan)                       30,000       413,703
Norwest                                         51,983     2,924,044
Pinnacle West Capital                           51,000     1,533,188
Provident                                       19,400     1,037,900
Providian Financial*                            12,200       391,925
ReliaStar Financial                             45,100     3,297,938
Royal Bank of Canada (Canada)                   44,600     2,020,738
Sparbanken Sverige AB,Swedbank-A (Sweden)       32,200       717,781
Sparebanken NOR                                 15,700       467,543
TCF Financial                                    2,200       108,625
Transamerica                                    13,800     1,291,163
Washington Mutual                               70,635     4,222,649
Wells Fargo                                     11,300     3,045,350
                                                        -------------
                                                         144,721,051

BUILDING AND MATERIALS: 0.3%
Fluor                                            9,000       496,688
Newport News Shipbuilding                       31,440       611,115
Quanex                                           6,000       184,125
Zurn Industries                                 27,300       784,875
                                                        -------------
                                                           2,076,803

                                               Number        Market
                                              of Shares      Value
                                         ---------------------------------
CABLE, MEDIA, AND PUBLISHING: 2.3%
Comsat                                          21,300      $507,206
Deluxe                                          35,700     1,218,263
Donnelley (R.R.) & Sons                         49,700     1,820,263
Dun & Bradstreet                                32,400       850,500
Ennis Business Forms                            18,200       175,175
Evergreen Media Class A*                         6,200       276,288
Harland (John H.)                                1,200        27,375
Hollinger International*                        18,700       209,206
Houghton Mifflin                                 4,500       300,375
McGraw-Hill                                     29,100     1,711,444
New England Bus Svc                             15,500       407,844
Polaroid                                        18,000       999,000
Viacom Class A*                                    700        20,781
Viacom Class B*                                 72,300     2,169,000
Westinghouse Electric                          167,285     3,868,466
                                                        -------------
                                                          14,561,186

CHEMICALS: 3.0%
Air Products & Chemicals                        14,200     1,153,798
Akzo Nobel (Netherlands)                         5,900       808,301
Dexter                                          27,000       864,000
Dial                                            46,900       732,813
DSM NV  (Netherlands)                            2,000       198,930
DuPont(E.I.)deNemours                           62,400     3,923,400
Great Lakes Chemical                            26,200     1,372,225
Hercules                                        18,700       895,263
Lyondell Petrochemicals                         14,100       307,556
Millenium Chemicals                             35,042       797,205
Nalco Chemical                                  33,300     1,286,213
Takeda Chemical Industries (Japan)              44,000     1,236,570
Union Carbide                                   85,400     4,019,138
Witco                                           42,800     1,623,725
                                                        -------------
                                                          19,219,137

COMPUTERS AND TECHNOLOGY: 1.1%
Cognizant                                       32,400     1,312,200
Digital Equipment*                              18,300       648,506
EG&G                                            34,700       780,750
Electronic Data Systems                         19,400       795,400
IBM                                             35,600     3,210,675
                                                        -------------
                                                           6,747,531

CONSUMER PRODUCTS AND SERVICES: 7.3%
Avon Products                                    7,400       522,163
B.A.T. Industries plc                            5,100        93,394
B.A.T. Industries plc (UK)                     123,278     1,103,162
Eastman Kodak                                   33,200     2,548,100
Fuji Photo Film (Japan)                         29,000     1,166,834
General Electric                               405,200    26,489,950
Masco                                           33,600     1,402,800
Maytag                                          74,200     1,938,475
Minnesota Mining & Manufacturing                45,300     4,620,600
Premark International                           34,600       925,550
Rubbermaid                                      82,000     2,439,500
Unilever (UK)                                   77,600     2,220,817
Unilever NV                                      4,700     1,006,094
Unilever NV (Netherlands)                          300        63,132
                                                        -------------
                                                          46,540,571

ELECTRICAL AND ELECTRONICS: 3.1%
AMP                                             38,200     1,594,850
Cilcorp                                          6,200       255,363
Eaton                                           33,100     2,890,044
Emerson Electric                                19,000     1,046,188
Nitto Denko (Japan)                             18,000       350,338
Raytheon                                       123,100     6,278,100
Sunbeam-Oster                                   28,100     1,060,775
Thomas & Betts                                  18,300       961,894
Tyco International                              48,900     3,401,606
Whirlpool                                       28,100     1,533,206
Xerox                                           10,200       804,525
                                                        -------------
                                                          20,176,889

                                               Number        Market
                                              of Shares      Value
                                         ---------------------------------
ENERGY: 10.0%
Amerada Hess                                    25,300    $1,405,731
Amoco                                           32,400     2,816,775
Atlantic Richfield                              63,800     4,497,900
British Petroleum ADR                          161,713    12,108,261
Dresser Industries                              56,100     2,089,725
Duke Energy                                     32,376     1,552,044
Exxon                                           19,400     1,193,100
Mobil                                           36,400     2,543,450
NOVA                                            63,500       539,750
Occidental Petroleum                            44,700     1,120,294
Pacific Enterprises                             66,700     2,242,788
Phillips Petroleum                              42,000     1,837,500
Questar                                         57,700     2,329,638
Royal Dutch Petroleum                          139,200     7,569,000
Santa Fe Energy Resources Inc*                  33,989       499,217
Schlumberger, Ltd.                              44,800     5,600,000
Total                                           63,533     3,224,300
Total (France)                                  53,254     5,382,212
US Industries*                                   9,100       324,188
USX-Marathon Group                              89,800     2,592,975
Unocal                                          67,800     2,631,488
                                                        -------------
                                                          64,100,336

ENVIRONMENTAL SERVICES: 1.4%
Browning Ferris                                108,200     3,597,650
Waste Management                               160,800     5,165,700
                                                        -------------
                                                           8,763,350

FOOD BEVERAGE AND TOBACCO: 6.2%
DiMon                                           13,700       363,050
Dole Food                                       10,100       434,300
Gallagher Group plc*                            27,000       497,813
General Mills                                   33,914     2,208,649
Goodman Fielder Limited (Australia)            629,790       925,428
Heinz (H.J.)                                    13,000       599,625
Kellogg Company                                  9,500       813,438
PepsiCo                                         19,500       732,469
Philip Morris                                  504,600    22,391,625
Ralston-Purina Group                            27,300     2,243,719
RJR Nabisco Holdings                           217,860     7,189,380
Swedish Match AB                                 1,090        36,924
Swedish Match AB (Sweden)                       20,800        70,088
Universal                                       26,900       854,075
                                                        -------------
                                                          39,360,583

HEALTHCARE AND PHARMACEUTICALS: 3.2%
Allegiance                                      40,480     1,103,080
American Home Products                          16,300     1,246,950
Bausch & Lomb                                   17,100       805,838
Baxter International                            10,400       543,400
Bristol-Myers Squibb                            57,600     4,665,600
Foundation Health Systems*                      36,270     1,099,434
Johnson & Johnson                               26,400     1,699,500
Merck & Company                                  3,200       331,200
Novartis (Switzerland)                           1,000     1,597,481
Pfizer                                           6,900       824,550
Pharmacia & Upjohn                              39,500     1,372,625
Schering-Plough                                 81,800     3,916,175
Tambrands                                       27,800     1,386,525
                                                        -------------
                                                          20,592,358

INDUSTRIAL MACHINERY: 2.6%
American Standard*                              36,300     1,624,425
Baker Hughes                                    18,900       731,194
Caterpillar                                     18,000     1,932,750
Harnischfeger Industries                        22,600       937,900
Ingersoll-Rand                                  29,400     1,815,450
ITT*                                            37,000     2,259,313
Johnson Controls                                41,000     1,683,563
Keystone International                          57,500     1,994,531
Parker Hannifin                                 30,700     1,863,106
Regal-Beloit                                     8,200       217,300
Snap-on                                         43,150     1,699,031
                                                        -------------
                                                          16,758,563

                                               Number        Market
                                              of Shares      Value
                                         ---------------------------------

LEISURE, LODGING, AND ENTERTAINMENT: 0.7%
Brunswick                                       36,700    $1,146,875
Hasbro                                          32,700       927,863
MGM Grand*                                      23,700       876,900
Mirage Resorts*                                 12,700       320,675
Outboard Marine                                 30,100       534,275
Patriot American Hospitality                    15,400       392,700
Sabre Group Holdings*                           15,900       431,288
                                                        -------------
                                                           4,630,576

METALS AND MINING: 2.4%
Alcan Aluminum                                  19,100       662,531
Alcan Aluminum (Canada)                         25,100       856,333
Allegheny Teledyne                              22,300       602,100
Alumax*                                         53,274     2,021,072
Aluminum Co America                             52,600     3,964,725
Inco, Ltd.                                      13,000       390,813
Inco, Ltd. (Canada)                             31,700       947,177
Inland Steel                                    58,500     1,528,313
Kaiser Aluminum Corporation*                    38,200       467,950
Lukens                                          18,200       342,388
Newmont Mining                                  44,700     1,743,300
Noranda (Canada)                                20,100       433,143
Pechiney S.A. (France)                          12,197       480,426
Phelps Dodge                                     7,300       621,869
USX-U.S. Steel Group                             9,200       322,575
                                                        -------------
                                                          15,384,715

MISCELLANEOUS: 1.4%
AC Nielson                                      56,500     1,108,812
Aeroquip - Vickers                               7,700       363,825
Block (H&R)                                     33,400     1,077,150
Brascan Ltd                                     12,300       302,888
Halliburton                                     28,600     2,266,550
Illinova                                        40,500       891,000
Jostens                                         18,700       493,213
Nordbanken AB (Sweden)                          12,000       404,355
Olin                                            21,700       847,656
Omron (Japan)                                   20,000       424,176
Safety Kleen                                    45,800       772,875
                                                        -------------
                                                           8,952,500

PACKAGING AND CONTAINERS: 0.1%
Domtar                                             200         1,725
Domtar (Canada)                                 55,800       493,108
Owens-Illinois                                   8,300       257,300
                                                        -------------
                                                             752,133

PAPER AND FOREST PRODUCTS: 2.0%
Boise Cascade                                   42,700     1,507,844
Burlington Resources*                           26,900     1,186,963
Champion International                          40,900     2,259,725
Georgia-Pacific                                 14,200     1,212,325
Kimberly-Clark                                  63,800     3,174,050
Weyerhaeuser                                    71,500     3,718,000
                                                        -------------
                                                          13,058,907

REAL ESTATE: 0.5%
Boston Properties*                               5,800       159,500
Equity Residential Properties                   23,300     1,106,750
Fastighets AB Tornet (Sweden)                   19,520       230,213
First Industrial Realty                          8,800       257,400
Lennar Corporation                              14,500       463,094
Liberty Property Trust                           3,300        82,088
Macerich                                        14,700       407,925
Weeks                                           11,100       346,875
                                                        -------------
                                                           3,053,845

RETAIL: 5.3%
American Stores                                 13,700       676,438
Charming Shoppes                                30,400       159,125
Coles Myer  (Australia)                        106,611       553,520
CVS Corporation                                 29,100     1,491,375

                                               Number        Market
                                              of Shares      Value
                                         ---------------------------------
Dayton Hudson                                   32,600    $1,733,913
Federated Department Stores*                    60,200     2,091,950
Fingerhut                                       19,000       331,313
Footstar*                                       33,077       864,137
Harcourt General                                33,200     1,581,150
Harsco                                          38,400     1,555,200
Limited                                         98,922     2,003,171
May Department Stores                           21,200     1,001,700
Payless ShoeSource*                             27,424     1,499,750
Public Storage                                   6,100       178,425
Sears,Roebuck                                   48,800     2,623,000
Tandy                                           27,100     1,517,600
TJX                                            109,640     2,891,755
Toys R Us*                                      58,100     2,033,500
Viad                                            83,800     1,613,150
Wal-Mart Stores                                214,500     7,252,781
Woolworth*                                      10,100       242,400
                                                        -------------
                                                          33,895,353

TELECOMMUNICATIONS: 5.0%
Alcatel Alsthom (France)                        24,440     3,060,562
Alltel                                          41,400     1,384,313
Ameritech                                       60,000     4,076,250
AT & T                                           8,700       305,044
BCE                                              3,600       100,800
BCE (Canada)                                    44,800     1,246,112
Bell Atlantic                                   40,900     3,103,288
BellSouth                                       88,000     4,081,000
Frontier                                        32,600       649,963
Lucent Technologies                              5,999       432,303
MCI Communications                              20,700       792,422
NYNEX                                           91,000     5,243,875
SBC Communications                              43,100     2,666,813
Sprint                                          27,000     1,420,875
Telus (Canada)                                  48,500       890,569
WorldCom*                                       24,996       799,091
WorldCom                                        12,900     1,452,056
                                                        -------------
                                                          31,705,336

TEXTILES, APPAREL, AND FURNITURE: 0.5%
Burlington Industries                           27,100       325,200
Kellwood                                        42,400     1,176,600
Steward & Stevens                               17,000       443,063
Stride Rite                                     16,300       209,863
Unifi                                           35,700     1,334,288
                                                        -------------
                                                           3,489,014

TRANSPORTATION AND SHIPPING: 0.9%
CSX CORP                                        56,600     3,141,300
Norfolk Southern                                23,600     2,377,700
                                                        -------------
                                                           5,519,000

UTLITIES: 2.8%
Alleghaney Power System                         75,600     2,017,575
American Electric Power                         65,100     2,734,200
Central Maine Power                             48,800       603,900
Cinergy                                         43,000     1,496,938
Consolidated Edison of NY                       20,700       609,356
DPL                                             44,000     1,083,500
DQE                                              5,000       141,250
Entergy                                        132,600     3,629,925
Manitoba Telecom Services (Canada)              22,700       241,708
National Grid Group plc (UK)                   166,000       599,712
Niagara Mohawk Power*                           82,200       703,838
Norwich Union plc (UK)*                         62,500       330,889
Nova (Canada)                                   32,700       279,497
PacifiCorp                                      23,200       510,400
PECO Energy                                     14,000       294,000
PG&E                                            51,400     1,246,450
Unicom                                           9,300       206,925
Veba AG (Germany)                               18,000     1,016,483
                                                        -------------
                                                          17,746,546
TOTAL COMMON STOCK: 92.0%
(Cost $428,472,183)                                      588,373,715
                                                        -------------

                                               Number        Market
                                              of Shares      Value
                                         ---------------------------------
PREFERRED STOCKS:

Aetna                                           12,400    $1,162,500
Airtouch Communications                         55,100     1,570,350
American Bankers Insurance                       1,400       101,500
ARMCO                                            1,500        63,938
Atlantic Richfield                              15,400       331,100
Automatic Com Exchange Sec.                     17,800       427,200
Chiquita Brands                                 15,500       730,438
Chiquita Brands                                  7,300       423,400
Conseco                                          6,100       791,475
Evergreen Media                                 13,800       755,550
Hilton Hotels                                   17,300       436,825
Hollinger International                         47,000       540,500
Host Marriott                                    5,000       294,375
International Paper                              6,100       327,113
Kaiser Aluminum                                 26,500       298,125
Kmart Financing                                 24,700     1,352,325
Loral Space & Communications                    17,000       850,000
MCM Financing                                    2,400       130,500
MCN CORP.                                       31,200       955,500
Merrill 6.25%  IGL -Strypes                     11,900       446,250
Occidental Petroleum                            17,500     1,417,500
Saint Paul Capital                               3,000       207,750
Sakura Finance                                      10       552,315
Salomon-Preferred                               16,700       526,050
Time Warner Financing                           25,400     1,066,800
TJX Companies                                    1,700       484,500
Tosco                                            3,200       178,400
U.S. West                                       21,000       795,375
Unocal Capital Trust                            11,000       624,250
Vornado Realty Trust                            12,400       657,200
Wang Laboratories-Series B                       9,900       517,275
Wang Laboratories                               10,700       559,075
Williams                                         3,600       378,000
                                                        -------------

TOTAL PREFERRED STOCKS: 3.1%
(Cost $16,928,046)                                        19,953,454
                                                        -------------


                                             Maturity
REPURCHASE AGREEMENT:                         Amount
                                         ----------------
State Street Bank and Trust Co. repurchase
agreement, dated 6/30/97, 5.12%, maturing
7/1/97, collateralized by U.S. Treasury
Bonds 7.125%, 2/15/23                      $14,881,000    14,881,000
                                                        -------------


TOTAL REPURCHASE AGREEMENT: 2.3%
(Cost $14,881,000)                                        14,881,000
                                                        -------------


TOTAL INVESTMENTS: 99.9%
(Cost $473,921,868)                                      638,890,055
                                                        -------------

Other Assets Over Liabilities: 0.1%                          757,683
                                                        -------------

NET ASSETS: 100.0%
(Equivalent to $18.158 per share based on
 35,227,215 shares issued and outstanding)              $639,647,738
                                                        =============


GLOBAL ASSET ALLOCATION FUND

STATEMENT OF NET ASSETS - UNAUDITED
June 30, 1997

INVESTMENTS:
                                                Par          Market
LONG-TERM DEBT INVESTMENTS:                   Amount**       Value
                                         ---------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS: 11.2%
FDIC REMIC TRUST
  6.75%, 7/15/26                               $39,654       $39,537
FEDERAL HOME LOAN MORTGAGE
  7.5%, 4/1/27                                 425,701       427,563
  7.5%, 5/1/27                                 947,855       952,298
  7.5%, 6/1/27                                 858,700       862,457
  7.5%, 6/1/27                                 685,641       688,641
  7.5%, 6/1/27                                 457,946       459,950
  7.5%, 6/1/27                                 304,360       305,692
  7.5%, 6/1/27                                 131,300       131,874
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  6.5%, 2/1/04                                 148,933       147,211
  7.0%, 3/15/04                                218,664       220,646
  6.5%, 4/1/04                                 118,801       117,427
  6.5%, 5/1/04                                  82,457        81,503
  6.5%, 6/1/04                                  45,182        44,660
  6.5%, 7/1/04                               1,366,830     1,351,026
  6.5%, 7/15/04                                285,000       281,526
  9.5%, 5/1/07                                 859,624       903,948
  7.5%, 7/1/07                                 339,727       344,080
  5.5%, 2/1/11                                 294,585       278,567
  5.5%, 3/1/11                                 219,128       207,213
  5.5%, 4/1/11                                 629,131       594,922
  5.5%, 4/1/11                                 620,481       586,742
  5.5%, 4/1/11                                 329,517       311,600
  5.5%, 5/1/11                               1,055,172       997,797
  5.5%, 5/1/11                                 145,955       138,018
  5.5%, 5/1/11                                  72,762        68,805
  5.5%, 6/1/11                                 125,630       118,799
  5.5%, 12/1/11                                440,059       415,580
  5.5%, 1/1/12                                 549,745       519,166
  6.25%, 12/25/13                              470,103       452,181
  9.5%, 8/1/22                                 712,339       765,987
  7.0%, 12/18/22                               452,748       435,086
  6.5%, 9/1/25                                  24,205        23,221
  6.5%, 12/1/25                                458,241       439,482
  6.5%, 3/1/26                                 476,392       456,741
  7.0%, 4/1/26                                  76,470        75,084
  7.4%, 5/1/26                                 669,872       669,034
  6.5%, 5/1/26                                 524,060       502,279
  7.0%, 10/1/26                                913,531       896,687
  7.0%, 12/1/26                                990,000       971,438
  6.5%, 3/1/27                                 766,180       733,618
  8.0%, 3/1/27                                 173,201       177,152
  6.5%, 4/1/27                                 815,345       780,693
  6.5%, 4/1/27                                 581,562       556,845
  7.0%, 4/1/27                                 425,700       417,452
  7.0%, 4/1/27                                  69,783        68,453
  7.5%. 5/1/27                                 425,700       426,897
  9.0%, 7/16/27                              1,860,000     1,958,803
  8.0%, 7/16/27                              1,000,000     1,022,180
  7.0%, 7/16/27                                890,000       871,915
FICO CPN STRIP
  0.0%, 4/6/06                                 600,000       329,142
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  9.625%, 3/1/07                                25,000        25,375
  10.0%, 6/15/13                               532,327       585,227
  11.0%, 12/15/15                               65,534        72,887
  11.0%, 12/15/15                               53,878        59,923
  11.0%, 12/15/15                                3,740         4,160
  7.0%, 5/15/23                                767,817       758,460
  7.5%, 11/15/25                               702,259       706,429
  7.5%, 12/15/25                               266,561       268,144
  7.0%, 1/15/26                                476,228       469,085
  7.0%, 2/15/26                                712,133       701,228
  7.0%, 2/15/26                                495,537       487,949
  7.0%, 2/15/26                                435,670       428,999
  6.5%, 3/15/26                                  5,520         5,284

                                                Par          Market
                                              Amount**       Value
                                         ---------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  6.5%, 3/15/26                                 $3,528        $3,377
  6.5%, 3/15/26                                    488           467
  6.5%, 3/15/26                                    441           422
  6.5%, 3/15/26                                    409           391
  8.5%, 10/15/26                               990,269     1,030,189
  8.5%, 10/15/26                               990,001     1,029,910
  8.0%, 11/15/26                               393,616       403,087
  7.5%, 1/15/27                                948,461       952,611
  7.0%, 1/15/27                                445,500       437,983
  7.5%, 1/15/27                                433,976       435,875
  8.5%, 1/15/27                                321,751       334,721
  7.5%, 2/15/27                                784,040       787,225
  7.0%, 3/15/27                                189,747       186,486
  6.5%, 4/15/27                                     96            92
  4.5%, 6/15/27                                193,050       193,774
  5.5%, 7/16/27                              2,725,000     2,693,908
U.S. TREASURY BONDS
  8.125%, 8/15/19 (+)                          275,000       313,923
U.S. TREASURY NOTES
  6.375%, 4/30/99 (+)                        4,610,000     4,634,202
  5.875%, 2/15/00 (+)                          243,000       241,097
  6.25%, 10/31/01 (+)                        1,165,000     1,159,653
                                                        -------------
                                                          44,040,161

ASSET BACKED SECURITIES: 2.0%
AMLT 1997-2 A2
  7.05% 5/25/21                                685,000       688,639
Associates Manufactured
  7.0%, 3/15/27                                280,000       283,265
Capital Equipment Receivables Trust
  6.28%, 6/15/00                               180,000       179,985
Collateralized Mortgage Obligations
  9.0%, 11/20/20                             1,353,383     1,422,297
GE Capital Management Services
  6.0%, 2/25/24                                600,000       598,530
Greentree Financial
  7.24%, 4/15/28                               540,000       548,438
  6.55%, 7/15/28                             1,060,000     1,060,000
  6.93%, 7/15/28                               930,000       936,830
  6.45%, 9/15/28                               435,000       433,913
Premier Auto Trust
  6.4%, 10/6/01                                340,000       339,447
Residential Funding Mortgage
  5.065%, 10/25/08                             600,000       595,301
Salomon Brothers Mortgage Securities
  6.9%, 1/18/23                                365,000       367,059
Standard Credit Card Master Trust I
  6.75%, 6/7/00                                420,000       423,282
                                                        -------------
                                                           7,876,986

AEROSPACE AND DEFENSE: 0.1%
BE Aerospace
  9.875%, 2/1/06                                65,000        67,356
L-3 Comms.
  10.375%, 5/1/07                               20,000        21,300
Lockheed Martin
  7.25%, 5/15/06                               410,000       415,125
Sequa
  9.375%, 12/15/03                               5,000         5,119
Tracor
  8.50%, 3/1/07                                  5,000         5,000
                                                        -------------
                                                             513,900

AUTOMOBILE AND AUTO EQUIPMENT: 0.4%
Exide
  2.9%, 12/15/05                                 5,000         3,138
Ford Motor Credit
  7.0%, 9/25/01                              1,410,000     1,424,100
Harvard Industries
  11.125%, 8/1/05                               10,000         4,050
Lear
  9.5%, 7/15/06                                 50,000        53,375


                                                Par          Market
                                              Amount**       Value
                                         ---------------------------------
Motors and Gears
  10.75%, 11/15/06                             $40,000       $41,450
Titan Wheel International
  8.75%, 4/1/07                                 10,000        10,200
                                                        -------------
                                                           1,536,313

BANKING, FINANCE, AND INSURANCE: 1.9%
Aames Financial
  9.125%, 11/1/03                               45,000        45,900
Aegon NV
  8.0%, 8/15/06                                770,000       812,350
AFC Capital Trust I
  8.207%, 2/3/27                               230,000       232,875
AIM Management
  9.0%, 11/15/03                                50,000        53,313
Banponce
  7.125%, 5/2/02                               350,000       352,188
Chevy Chase Bank
  9.25%, 12/1/05                                50,000        50,250
Colonial Capital
  8.92%, 1/15/27                                35,000        35,700
Dime Capital Trust I
  9.33%, 5/6/27                                 15,000        15,544
Dollar Financial Group
  10.875%, 11/15/06                             20,000        21,450
Empress River Casino Finance
  10.75%, 4/1/02                                40,000        42,950
ESAT Holdings
  0.0%, 2/1/07                                  75,000        45,563
First Financial Caribbean
  7.84%, 10/10/06                              140,000       139,475
First Nationwide Holdings
  12.5%, 4/15/03                                50,000        56,250
  10.625%, 10/1/03                              40,000        44,200
General Motors Acceptance
  6.4%, 5/19/99                                710,000       711,775
Greenpoint Capital Trust
  9.1%, 6/1/27                                  15,000        15,300
Imperial Credit Capital Trust I
  10.25%, 6/14/02                               30,000        30,038
Imperial Credit Industries
  9.875%, 1/15/07                               35,000        34,913
Intertek Finance
  10.25%, 11/1/06                               35,000        36,313
Korean Development Bank
  7.9%, 2/1/02                                 200,000       209,500
Lehman Brothers Holdings
  6.4%, 12/27/99                               320,000       319,200
Merita Bank Ltd
  6.5%, 1/15/06                                565,000       537,456
Ministry Finance of Russia
  9.25%, 11/27/01                              238,000       239,785
NationsBank Corp.
  6.5%, 3/15/06                                270,000       259,538
North Fork BanCorporation
  8.7%, 12/15/26                                10,000        10,038
Ocwen Federal Bank
  12.0%, 6/15/05                                 5,000         5,469
Ocwen Financial
  11.875%, 10/1/03                               5,000         5,475
Orange Cogen Funding
  8.175%, 3/15/22                              110,000       112,431
Phoenix Home Life Mutual
  6.95%, 12/1/06                               315,000       306,731
Polysindo International Finance
  11.375%, 6/15/06                              40,000        44,000
Provident Capital Trust I
  8.6%, 12/1/26                                 35,000        34,388
PRT Funding
  11.625%, 4/15/04                              40,000        32,400
Quebec Province
  7.125%, 2/9/24                               770,000       724,763
Radnor Holdings
  10.0%, 12/1/03                                 5,000         5,063

                                                Par          Market
                                              Amount**       Value
                                         ---------------------------------
Reliance Group Holdings
  9.75%, 11/15/03                              $30,000       $31,538
Riggs Capital Trust
  8.625%, 12/31/26                              35,000        34,606
Salomon
  7.0%, 5/15/99                                260,000       262,600
  7.3%, 5/15/02                                395,000       398,456
Sampoerna International Finance
  8.375%, 6/15/06                              475,000       480,938
Southern Investments UK
  6.8%, 12/1/06                                195,000       190,369
Sovereign Capital Trust
  9.0%, 4/1/27                                  20,000        19,975
Stand Master Trust
  8.875%, 7/7/98                               400,000       411,760
State Development Bank of China
  7.375%, 2/1/07                               125,000       125,000
Webster Capital Trust I
  9.36%, 1/29/27                                 5,000         5,169
                                                        -------------
                                                           7,582,995

BUILDING AND MATERIALS: 0.1%
Atruim
  10.5%, 11/15/06                                5,000         5,150
Building Materials
  8.625%, 12/15/06                               5,000         5,125
Continental Homes Holdings
  10.0%, 4/15/06                                35,000        36,663
JCAC
  10.125%, 6/15/06                              50,000        53,500
MCII Holdings
  0.0%, 11/15/02                                65,000        56,144
Presley Companies
  12.5%, 7/1/01                                 35,000        35,263
Southdown
  10.0%, 3/1/06                                 25,000        27,313
Williams Scotsman
  9.875%, 6/1/07                                15,000        15,038
                                                        -------------
                                                             234,196

CABLE, MEDIA, AND PUBLISHING: 0.6%
Allbritton
  11.5%, 8/15/04                                15,000        15,806
American Media Operation
  11.625%, 11/15/04                             50,000        54,688
Argly Television
  9.75%, 11/1/05                                90,000        93,825
Cablevision Systems
  9.25%, 11/1/05                                10,000        10,400
Century Communications
  9.5%, 3/1/05                                  50,000        51,500
Chancellor Broadcasting
  9.375%, 10/1/04                                5,000         5,200
Citadel Broadcasting
  10.25%, 7/1/07                                20,000        20,000
Comcast
  9.5%, 1/15/08                                 50,000        53,000
Commodore Media
  7.5%, 5/1/03                                  90,000        98,100
Gray Communications System
  10.625%, 10/1/06                               5,000         5,363
Heartland Wireless
  14.0%, 10/15/04                               20,000         8,200
Herff Jones
  11.0%, 8/15/05                                45,000        48,825
Hollinger International Publishing
  8.625%, 3/15/05                               20,000        20,400
  9.25%, 3/15/07                                20,000        20,450
Jones Intercable
  9.625%, 3/15/02                              100,000       104,750
  10.5%, 3/1/08                                 65,000        70,525
Marcus Cable
  0.0%, 8/1/04                                  50,000        43,500
  11.875%, 10/1/05                              70,000        75,775


                                                Par          Market
                                              Amount**       Value
                                         --------------------------------
MFS Communications
  0.0%, 1/15/06                                $95,000       $74,813
News America Holdings
  7.7%, 10/30/25                               665,000       629,256
Outdoor Systems
  8.875%, 6/15/07                               50,000        48,750
Pegasus Media
  12.5%, 7/1/05                                 50,000        55,125
Radio One
  7.0%, 5/15/04                                  5,000         4,456
SFX Broadcasting
  10.75%, 5/15/06                               85,000        93,075
Sinclair Broadcast Group
  10.0%, 9/30/05                                75,000        77,813
Spanish Broadcasting System
  11.0%, 3/15/04                                30,000        31,650
Sullivan Broadcasting
  10.25%, 12/15/05                              75,000        77,625
TCI Satellite
  10.875%, 2/15/07                              65,000        65,325
Time Warner
  8.875%, 10/1/12                              360,000       397,350
Universal Outdoor
  9.75%, 10/15/06                               55,000        57,063
Viacom
  8.0%, 7/7/06                                  55,000        53,763
Von Hoffman Press
  10.375%, 5/15/07                              15,000        15,600
Young Broadcasting
  11.75%, 11/15/04                               5,000         5,525
                                                        -------------
                                                           2,487,496

CHEMICALS: 0.1%
Astor
  10.5%, 10/15/06                               15,000        16,013
Freedom Chemical
  10.625%, 10/15/06                             10,000        10,325
Harris Chemical
  10.75%, 10/15/03                              50,000        51,375
ISP Holdings
  9.75%, 2/15/02                                45,000        47,981
NL Industries
  0.0%, 10/15/05                                40,000        37,900
Sterling Chemical Holdings
  0.0%, 8/15/08                                 40,000        26,500
                                                        -------------
                                                             190,094

COMPUTERS AND TECHNOLOGY: 0.1%
Millipore
  7.2%, 4/1/02                                 285,000       287,824
Nextlink Communications
  12.5%, 4/15/06                                50,000        53,250
Real Time Data
  13.5%, 8/15/06                                 2,000         1,080
Wright Medical Technology
  10.75%, 7/1/00                                90,000        88,650
                                                        -------------
                                                             430,804

CONSUMER PRODUCTS AND SERVICES: 0.1%
Capstar
  12.75%, 2/1/09                                85,000        54,825
E&S Holdings
  10.375%, 10/1/06                              10,000        10,500
French Fragrance
  10.375%, 5/15/07                              15,000        15,488
Inter City Products
  9.75%, 3/1/00                                 35,000        35,963
Revlon Worldwide
  0.0%, 3/15/01                                 50,000        33,875
United Stationer Supply
  12.75%, 5/1/05                                10,000        11,200
William Carter Holdings
  12.0%, 10/1/0                                 25,000        26,313
                                                        -------------
                                                             188,164

                                                Par          Market
                                              Amount**       Value
                                         --------------------------------
ELECTRICAL AND ELECTRONICS: 0.1%
Fairchild Semiconductor
  10.125%, 3/15/07                             $65,000       $68,900
  0.0%, 3/14/08                                 30,000        31,350
HCC Industries
  10.75%, 5/15/07                               20,000        21,050
Health O Meter
  13.0%, 5/15/02                               100,000       108,000
National Semiconductor
  6.5%, 10/1/02                                 10,000        10,513
Pagemart Nationwide
  0.0%, 2/1/05                                  30,000        22,650
Pricellular Wire
  0.0%, 11/15/01                                50,000        52,188
Sygnet Wireless
  11.5%, 10/1/06                                15,000        15,056
VLSI Technology
  8.25%, 10/1/05                                20,000        19,950
Wavetek
  10.125%, 6/15/07                              10,000        10,150
                                                        -------------
                                                             359,807

ENERGY: 0.1%
Abraxas Petroleum
  11.5%, 11/1/04                                30,000        32,925
Chesapeake Energy
  9.125%, 4/15/06                               50,000        50,125
Costilla Energy
  10.25%, 10/1/06                               10,000        10,400
Kelley Oil & Gas
  10.375%, 10/15/06                             15,000        15,638
Maxus Energy
  10.83%, 9/1/04                                45,000        51,525
Pride Petroleum Services
  9.375%, 5/1/07                                20,000        20,800
Snyder Oil
  8.75%, 6/15/07                                15,000        15,000
Transamerican Energy
  0.0%, 6/15/02                                195,000       141,375
  11.5%, 6/15/02                                80,000        78,000
Transtexas Gas
  13.25%, 12/31/03                             257,000       140,386
Wiser Oil
  9.5%, 5/15/07                                 15,000        15,075
                                                        -------------
                                                             571,249

ENVIRONMENTAL SERVICES: 0.6%
Allied Waste Industries
  10.25%, 12/1/06                               25,000        27,000
  0.0%, 6/1/07                                  60,000        37,200
Columbia Gas Systems
  7.32%, 11/28/10                              500,000       491,875
El Paso Natural Gas
  7.5%, 11/15/26                               155,000       152,094
Lasmo
  7.5%, 6/30/06                                200,000       204,500
Petroleum Geo-Services
  7.5%, 3/31/07                                175,000       176,531
Ras Laffan Liquified Natural Gas
  7.628%, 9/15/06                              175,000       178,281
  8.294%, 3/15/14                               90,000        94,275
WMX Technologies
  7.1%, 8/1/26                                 990,000     1,003,613
                                                        -------------
                                                           2,365,369

FOOD, BEVERAGE, AND TOBACCO: 0.3%
Canandaigua Wine
  8.75%, 12/15/03                                5,000         5,031
Chiquita Brands
  9.625%, 1/15/04                               50,000        52,188
Mafco
  11.875%, 11/15/02                             10,000        10,813
MBW Foods
  9.875%, 2/15/07                               20,000        20,650

                                                Par          Market
                                              Amount**       Value
                                         --------------------------------
Philip Morris
  7.5%, 1/15/02                               $405,000      $412,594
  7.75%, 1/15/27                               355,000       347,900
Ralphs Grocery
  11.0%, 6/15/05                                 5,000         5,475
RJR Nabisco
  8.75%, 8/15/05                               115,000       116,294
Southland
  5.0%, 12/15/03                               100,000        84,875
Windy Hill Pet Food
  9.75%, 5/15/07                                 5,000         5,088
                                                        -------------
                                                           1,060,908

FOREIGN GOVERNMENT: 7.3%
Australia (Commonwealth)
  9.75%, 3/15/02                             1,240,000     1,059,378
Australian Government
  6.75%, 11/15/06                              880,000       652,686
Bonos Y Oblig Del Estado (Spain)
  9.4%, 4/30/99                            215,170,000     1,567,202
  7.9%, 2/28/02                            105,400,000       783,384
Buoni Poliennali Del Tes (Italy)
  6.25%, 3/1/02                          3,580,000,000     2,112,925
Canada (Government of)
  5.5%, 9/1/02                               3,025,000     2,166,286
Comp Nav Perez
  9.0%, 1/30/04                                 35,000        36,313
France (Government of)
  5.5%, 10/12/01                            20,810,000     3,689,099
German Unity Fund
  8.0%, 1/21/02                              3,620,000     2,365,738
Germany (Federal Republic of)
  6.0%, 1/4/07                               3,600,000     2,118,618
Italy (Republic of)
  7.75%, 9/15/01                         2,855,000,000     1,769,515
Kingdom of Denmark
  8.0%, 11/15/01                             4,300,000       727,032
  8.0%, 3/15/06                              2,895,000       490,612
Mexico
  6.82%, 12/31/19                              311,000       286,120
NYKREDIT (Denmark)
  7.0%, 10/1/26                              3,300,000       486,894
South Africa (Republic of)
  13.0%, 8/31/10                               915,000       184,698
Sweden (Kingdom of)
  5.5%, 4/12/02                              5,900,000       744,474
United Kingdom Treasury
  6.0%, 8/10/99                                955,000     1,563,102
  7.0%, 6/7/02                               2,110,000     3,499,660
  7.5%, 12/7/06                              1,395,000     2,316,660
                                                        -------------
                                                          28,620,396

HEALTHCARE AND PHARMACEUTICALS: 0.4%
Columbia/HCA Healthcare
  6.91%, 6/15/05                               265,000       262,350
Dade International
  11.125%, 5/1/06                               50,000        55,750
Fresensius Medical
  9.0%, 12/1/06                                 50,000        51,250
Frontiervision
  11.0%, 10/15/06                               15,000        15,750
Genesis Health Ventures
  9.25%, 10/1/06                                55,000        56,925
Icon Fitness
  14.0%, 11/15/06                               60,000        32,625
Imed
  9.75%, 12/1/06                                50,000        50,875
Integrated Health Services
  9.5%, 9/15/07                                 70,000        72,275
Manor Care
  7.5%, 6/15/06                                285,000       289,631
National Health
  7.3%, 7/15/07                                565,000       563,028

                                                Par          Market
                                              Amount**       Value
                                         ---------------------------------
Paracelsus Healthcare
  10.0%, 8/15/06                               $60,000       $61,500
Prime Hospitality
  9.25%, 1/15/06                                50,000        51,875
  9.75%, 4/1/07                                 40,000        41,600
Tenet Healthcare
  8.625%, 1/15/07                               10,000        10,275
                                                        -------------
                                                           1,615,709

INDUSTRIAL MACHINERY: 0.1%
Foamex
  9.875%, 6/15/07                               15,000        15,450
Hawk
  10.25%, 12/1/03                                5,000         5,175
Millenium America
  7.0%, 11/15/06                               260,000       254,800
Pioneer Americas Acquisition
  9.25%, 6/15/07                                15,000        14,869
POGO Producing
  8.75%, 5/15/07                                 5,000         5,031
Remington Product
  11.0%, 5/15/06                                75,000        66,375
Terex
  13.25%, 5/15/02                               45,000        50,513
ViaSystems
  9.75%, 6/1/07                                  5,000         5,125
Waxman Industries
  0.0%, 6/1/04                                   5,000         4,250
                                                        -------------
                                                             421,588

LEISURE, LODGING AND ENTERTAINMENT: 0.5%
ACT III Theatres
  11.875%, 2/1/03                               75,000        81,281
Alliance Gaming
  12.875%, 6/30/03                              75,000        84,750
AMC Entertainment
  9.5%, 3/15/09                                 45,000        46,688
Argosy Gaming
  12.0%, 6/1/01                                100,000        75,750
Aztar
  13.75%, 10/1/04                               50,000        57,250
Casino Magic Louisiana
  13.0%, 8/15/03                                10,000         8,825
Cinemark
  9.625%, 8/1/08                                75,000        76,688
Coast Hotels & Casino
  13.0%, 12/15/02                               65,000        72,556
Cobb Theatres
  10.625%, 3/1/03                               50,000        54,938
Colorado Gaming
  0.0%, 6/1/03                                  75,000        74,906
Hollywood Casino
  12.75%, 11/1/03                               75,000        80,063
Host Mar Travel Plaza
  9.5%, 5/15/05                                 55,000        57,613
John Q. Hammons Hotels
  8.875%, 2/15/04                               50,000        50,813
Lady Luck Gaming
  11.875%, 3/1/01                               50,000        50,813
Mohegan Tribal Gaming
  13.5%, 11/15/02                               45,000        59,119
Premier Parks
  12.0%, 8/15/03                                50,000        55,563
  9.75%, 1/15/07                               100,000       104,250
Six Flags Theme Parks
  0.0%, 6/15/05                                 50,000        51,000
Time Warner Entertainment
  7.25%, 9/1/08                                770,000       757,488
                                                        -------------
                                                           1,900,354

METALS AND MINING: 0.4%
AK Steel
  9.125%, 12/15/06                              65,000        66,950
Continental Global Group
  11.0%, 4/1/07                                 30,000        31,538



                                                Par          Market
                                              Amount**       Value
                                         ---------------------------------
Noranda
  7.0%, 7/15/05                               $565,000      $553,700
Potash Corp. Saskatchewan
  7.125%, 6/15/07                              725,000       724,094
WCI Steel
  10.0%, 12/1/04                                50,000        51,875
Wells Aluminum
  10.125%. 6/1/05                                5,000         5,194
                                                        -------------
                                                           1,433,351

MISCELLANEOUS: 0.8%
Affinity Group Holding
  11.0%, 4/1/07                                 50,000        52,750
Banco Nacional De Comm Ext Snc
  11.25%, 5/30/06                               75,000        84,563
Bulgaria
  6.563%, 7/28/11                              330,000       228,938
Coinmach
  11.75%, 11/15/05                               5,000         5,544
Del Monte
  12.25%, 4/15/07                               10,000        10,850
Falcon Holdings Group L.P.
  0.0%, 9/15/03                                 55,000        54,038
Genesco
  10.375%, 2/1/03                               20,000        20,375
Glenoit
  11.0%, 4/15/07                                15,000        15,806
Graphic Controls
  12.0%, 9/15/05                                45,000        49,613
Hedstrom Holdings
  10.0%, 6/1/07                                 15,000        15,300
  0.0%, 6/1/09                                     500         2,975
Howmet
  10.0%, 12/1/03                                50,000        54,000
Integrated Device Technology
  5.5%, 6/1/02                                  20,000        17,175
International Wire Group
  11.75%, 6/1/05                                40,000        43,750
Iron Mountain
  10.125%, 10/1/06                              10,000        10,700
Loomis Fargo & Co
  10.0%, 1/15/04                                15,000        15,300
McLeod
  0.0%, 3/1/07                                  65,000        41,438
Midland Funding II
  11.75%, 7/23/05                               80,000        92,600
Mothers Work
  12.625%, 8/1/05                               25,000        25,656
N.J Economic Development Authority
  7.425%, 2/15/29                              730,000       731,752
OrbComm Global
  14.0%. 8/15/04                                50,000        50,875
Outsourcing Solutions
  11.0%, 11/1/06                                20,000        21,650
Parker Drilling
  9.75%, 11/15/06                               35,000        36,575
Petroliam Nasional Berhad
  7.625%, 10/15/26                             685,000       685,856
Pierce Leahy
  11.125%, 7/15/06                               5,000         5,500
Players International
  10.875%, 4/15/05                              25,000        25,813
Polymer Group
  9.0%, 7/1/07                                  20,000        19,678
Premium Standard Farms
  11.0%, 9/17/03                                10,000        10,900
Railcar Leasing
  6.75%, 7/15/06                               681,060       676,804
Sassco Fashions
  12.75%, 12/31/03                              25,000        26,250
Soc Quimica Y Minera De
  7.7%, 9/15/06                                120,000       121,650

                                                Par          Market
                                              Amount**       Value
                                         ---------------------------------
W.R. Carpenter North America
  10.625%, 6/15/07                             $10,000       $10,050
Webb
  9.75%, 1/15/08                                35,000        35,788
                                                        -------------
                                                           3,300,512

PACKAGING AND CONTAINERS: 0.1%
Gaylord Container
  11.5%, 5/15/01                                75,000        78,656
Ivex Packaging
  12.5%, 12/15/02                               50,000        53,688
Owens-Illinois
  8.1%, 5/15/07                                 25,000        25,500
Stater Brothers
  11.0%, 3/1/01                                  5,000         5,413
Stone Container
  11.5%, 8/15/06                                10,000        10,438
U.S. Can
  10.125%, 10/15/06                             15,000        16,013
                                                        -------------
                                                             189,708

PAPER AND FOREST PRODUCTS: 0.1%
Boise Cascade
  7.35%, 2/1/16                                 90,000        85,163
Florida Coast Paper
  12.75%, 6/1/03                                45,000        46,688
MAXXAM Group Holdings
  12.0%, 8/1/03                                 10,000        10,325
Repap,Wisconsin
  9.875%, 5/1/06                                50,000        50,500
Riverwood International
  10.875%, 4/1/08                                5,000         4,500
Stone Container
  11.5%, 10/1/04                                30,000        31,575
                                                        -------------
                                                             228,751

REAL ESTATE: 0.0%
Brooks Fiber Properties
  0.0%, 3/1/06                                  45,000        30,713
  10.0%, 6/1/07                                 25,000        25,438
                                                        -------------
                                                              56,151

RETAIL: 0.2%
Adams Outdoor Advertising
  10.75%, 3/15/06                               50,000        53,625
Affinity Group
  11.5%, 10/15/03                               75,000        80,625
Ameriking
  10.75%, 12/1/06                               10,000        10,513
Brylane L.P.
  10.0%, 9/1/03                                 35,000        37,013
Corporate Express
  9.125%, 3/15/04                               50,000        49,938
FRD Acquisition
  12.5%, 7/15/04                                10,000        10,675
Lamar Advertising
  9.625%, 12/1/06                               85,000        87,338
Loehmann's
  11.875%, 5/15/03                              25,000        25,750
Outdoor Systems
  9.375%, 10/15/06                               5,000         5,050
Rite Aid
  6.7%, 12/15/01                               115,000       114,569
Sears Roebuck Acceptance
  6.15%, 11/15/05                              250,000       246,563
Specialty Retailers
  8.5%, 7/15/05                                  5,000         5,038
                                                        -------------
                                                             726,697

TELECOMMUNICATIONS: 0.9%
Adelphia Communications
  9.5%, 2/15/04                                 10,000         9,675
Advanced Radio Telecom
  14.0%, 2/15/07                                65,000        65,975

                                                Par          Market
                                              Amount**       Value
                                         ---------------------------------
AirTouch Communications
  7.125%, 7/15/01                             $380,000      $383,800
American Communication Services
  0.0%, 11/1/05                                 80,000        46,800
  0.0%, 4/1/06                                  20,000        11,000
American Telecasting
  14.5%, 8/15/05                               100,000        27,500
Arch Communications
  0.0%, 3/15/08                                 40,000        21,100
Capstar Broadcasting
  9.25%, 7/1/07                                 50,000        48,875
Cencall Communications
  0.0%, 1/15/04                                  5,000         4,013
Centennial Cellular
  8.875%, 11/1/01                               90,000        90,225
Comcast Cellular
  9.5%, 5/1/07                                  60,000        60,900
Compania Telecom Chile
  7.625%, 7/15/06                            1,060,000     1,089,150
Dobson Communications
  11.75%, 4/15/07                               55,000        53,900
Echostar Communications
  0.0%, 6/1/04                                  40,000        33,800
GlobalStar
  11.375%, 2/15/04                              50,000        50,375
Granite Broadcasting
  12.75%, 9/1/02                                35,000        37,669
GST USA
  0.0%, 12/15/05                                45,000        27,338
Hyperion Telecommunication
  0.0%, 4/15/03                                 60,000        31,350
Intelcom Group USA
  0.0%, 5/1/06                                  60,000        40,050
Intercel
  0.0%, 2/1/06                                  80,000        46,400
Intermedia Communications of Florida
  0.0%, 5/15/06                                 75,000        52,500
ITC Deltacom
  11.0%, 6/1/07                                 35,000        35,963
JACOR Communications
  9.75%, 12/15/06                                5,000         5,288
Lenfest Communication
  10.5%, 6/15/06                                50,000        54,500
Metrocall
  10.375%, 10/1/07                              30,000        27,600
MFS Communucations
  0.0%, 1/15/04                                 85,000        78,838
Mobile Telecommunications
  13.5%, 12/15/02                               30,000        31,950
Nextel Communications
  0.0%, 8/15/04                                250,000       193,125
OmniPoint
  11.625%, 8/15/06                              30,000        28,500
Pronet
  11.875%, 6/15/05                              25,000        24,750
Teleport Communications
  0.0%, 7/1/07                                  30,000        21,713
Ucar Global Enterprises
  12.0%, 1/15/05                                30,000        33,975
US West Capital Funding
  6.95%, 1/15/37                               620,000       620,775
Winstar Communications
  0.0%, 10/15/05                                80,000        48,800
Winstar Equipment
  12.5%, 3/15/04                                30,000        29,363
Wireless One
  13.0%, 10/15/03                               40,000        24,800
                                                        -------------
                                                           3,492,335

TEXTILES AND FURNITURE: 0.0%
Celestica International
  10.5%, 12/31/06                               25,000        27,000

                                                Par          Market
                                              Amount**       Value
                                         ---------------------------------
Clark-Schwebel
  10.5%, 4/15/06                               $45,000       $48,038
Guess
  9.5%, 8/15/03                                  5,000         5,106
                                                        -------------
                                                              80,144

TRANSPORTATION AND SHIPPING: 0.4%
Atlantic Express
  10.75%, 2/1/04                                10,000        10,438
Blue Bird Body
  10.75%, 11/15/06                              25,000        26,750
Chemical Leaman
  10.375%, 6/15/05                              10,000        10,225
Coach USA
  9.375%, 7/1/07                                20,000        20,150
Continental Airlines
  7.42%, 10/1/08                               100,000       100,668
CSX Transportation
  7.95%, 5/1/27                                315,000       325,890
Newport News
  8.625%, 12/1/06                               60,000        61,800
  9.25%, 12/1/06                                55,000        57,338
Norfolk Southern
  6.95%, 5/1/02                                400,000       402,868
  7.8%,5/15/07                                 400,000       409,808
  7.05%, 5/1/37                                305,000       309,575
Viking Star Shipping
  9.625%, 7/15/03                                5,000         5,256
                                                        -------------
                                                           1,740,766

UTILITIES: 0.4%
AES
  9.75%, 6/15/00                                75,000        77,906
Arizona Public Service
  6.75%, 11/15/06                              135,000       131,456
Cleveland Electric
  9.5%, 5/15/05                                 30,000        32,475
CMS Energy
  8.125%, 5/15/02                               30,000        30,188
Connecticut Light & Power
  7.875%, 6/1/01                               210,000       213,675
El Pase Electric
  9.4%, 5/1/11                                  10,000        10,738
Enersis SA
  7.4%, 12/1/16                                735,000       707,438
Illinova
  7.125%, 2/1/04                                80,000        79,300
Jersey Central Power & Light
  6.85%, 11/27/06                              115,000       114,425
Long Island Lighting
  9.0%, 11/1/22                                 45,000        49,388
Niagara Mohawk Power
  9.95%, 6/1/00                                 50,000        50,000
  5.875%, 9/1/02                                50,000        46,313
Northeast Utilities
  8.38%, 3/1/05                                 36,800        36,156
  8.58%, 12/1/06                                14,277        13,885
                                                        -------------
                                                           1,593,343

TOTAL LONG-TERM DEBT INVESTMENTS: 29.3%
(Cost $114,298,441)                                      114,838,247
                                                        -------------

                                               Number
                                             of Shares
COMMON STOCKS:                          -----------------

AEROSPACE AND DEFENSE: 1.3%
Boeing                                          16,700       886,144
Micrel*                                          1,900        96,425
Northrop                                        10,130       889,541
Remec*                                           5,925       137,016
Textron                                         18,400     1,221,300
United Technologies                             24,050     1,996,150
                                                        -------------
                                                           5,226,576

                                               Number        Market
                                              of Shares      Value
                                         --------------------------------
AUTOMOBILES AND AUTO PARTS: 2.0%
Bayerische Motoren Werke (BMW) AG (Germany         835      $688,393
Bridgestone (Japan)                              9,000       208,946
Cooper Industries                               17,110       851,223
Dana                                            18,745       712,310
Edaran Otmobil Nasional BHD (Malaysia)           7,000        59,604
Ford Motor                                      22,515       849,941
General Motors                                  18,630     1,037,458
General Motors Class H                          13,460       777,315
Good Year Tire and Rubber                       12,560       795,205
Lear*                                           13,445       596,622
Michelin (France)                                7,440       446,732
Miller Industries*                              10,500       168,000
Penske Motorsports*                              3,000        97,688
Tenneco                                         15,550       702,666
                                                        -------------
                                                           7,992,103

BANKING, FINANCE, AND INSURANCE: 11.0%
ABN AMRO Holdings N.V. (Netherlands)            21,316       397,334
Ahmanson (H.F.) & Co.                           20,130       865,590
Allied Irish Banks (Ireland)                    55,363       425,736
AmeriTrade Holding-Class A*                      1,800        28,238
American Express                                28,000     2,086,000
American General                                19,740       942,585
American International Group*                   10,000     1,493,750
Aon                                             20,645     1,068,379
Banc One                                        40,915     1,981,820
Banco Frances Del Rio Plata (Argentina)         10,000       108,716
Bank of Boston                                   1,400       100,888
Bank of Ireland (Ireland)                       38,222       420,098
Bank of Nova Scotia (Canada)                     4,900       214,733
BankAmerica                                     32,200     2,078,913
Bankers Trust New York                           9,690       843,030
Barnett Banks*                                  25,000     1,312,500
Beneficial                                       6,760       480,383
Cetelem (France)                                 2,116       266,062
Cigna                                            2,010       356,775
Citicorp                                        20,400     2,459,475
Comerica                                        10,600       720,800
Commonwealth Bank of Australia (Australia)      18,000       217,022
Conseco                                         28,600     1,058,200
Credit Local de France (France)                  3,054       297,226
Dao Heng Bank Group Ltd. (Hong Kong)            40,000       218,923
Development Bank of Singapore (Singapore)       12,000       151,081
Dresdner Bank AG (Germany)                      11,900       416,850
First Tennessee National Corporation             4,570       220,201
Fleet Financial Group                           19,067     1,205,988
Franklin Resources                              13,200       957,825
Guoco Group (Hong Kong)                         32,000       168,530
HCC Insurance Holdings                           6,075       162,127
HSBC Holdings (Hong Kong)                       20,972       630,757
Huntington Bancshares                            7,270       214,011
Ing Groep N.V. (Netrherlands)                   10,660       491,332
Julius Baer Holding AG (Switzerland)               160       244,755
KeyCorp                                         13,960       780,015
Malayan Banking Berhad (Malaysia)               14,000       146,931
MBNA                                            41,475     1,519,022
Mellon Bank                                     10,880       490,960
Mercantile Bancorporation                        6,040       366,930
Metris                                           2,400        78,675
MGIC Investment                                 10,600       508,138
Morgan (J.P.)                                   15,420     1,609,506
Old Kent Financial                               4,473       241,262
Oxford Health Plans*                            11,100       796,772
PNC Financial Group                             38,240     1,591,740
Promise (Japan)                                  3,000       171,765
Regions Financial                               10,060       318,776
Reinsurance Group of America                     2,300       132,250
Salomon                                         11,350       631,344
SCHW Ruckversicher (Switzerland)                   362       517,833
SCHW Ruckversicher (Switzerland)                    37        52,295
Schweizerische Bankgesellschaft (Switzerla         526       601,225
Skandia Forsakrings AB (Sweden)                  2,790       103,052
Summit Bancorp                                   8,690       435,586

                                               Number        Market
                                              of Shares      Value
                                         ---------------------------------
Sungei Way Holdings Berhad (Malaysia)           46,000       $86,717
Travelers Group                                 32,065     2,022,099
Union Planters                                   8,890       461,169
United Overseas Bank (Singapore)                18,000       185,074
USF&G                                           44,490     1,067,760
Washington Mutual                               35,900     2,146,147
Westpac Banking (Australia)                     81,300       488,271
                                                        -------------
                                                          42,857,947

BUILDING AND MATERIALS: 0.5%
Armstrong World Industries                      11,330       831,339
Barnett                                          3,400        83,300
Cemex,S.A. de C.V. (Mexico)                     56,400       241,724
CRH (Ireland)                                   48,117       504,782
Daikin Industries (Japan)                       16,000       145,232
IHC Caland (Netherlands)                         6,600       360,672
                                                        -------------
                                                           2,167,049

CABLE, MEDIA, AND PUBLISHING: 1.6%
Dai Nippon Printing (Japan)                     21,000       474,744
Evergreen Media Class A*                         4,800       213,900
Gannett                                         21,400     2,113,250
Granite Broadcasting*                            5,300        53,663
HBO                                             15,800     1,088,225
JPM*                                             2,900       104,038
Lamar Advertising*                               4,000       102,500
McGraw-Hill                                     16,195       952,468
SFX Broadcasting-Class A*                        1,850        77,873
Sinclair Broadcasting Group*                     1,400        43,050
Ultratech Stepper*                               4,850       110,792
Westinghouse Electric                           31,400       726,125
Young Broadcasting Class A*                      2,525        82,694
                                                        -------------
                                                           6,143,322

CHEMICALS: 2.1%
Akzo Nobel (Netherlands)                         3,215       440,456
Bayer AG (Germany)                              14,785       569,616
Ciba Specialty Chemicals (Switzerland)*          4,633       428,086
DuPont(E.I.)deNemours                           35,280     2,218,230
Eastman Chemical                                14,080       894,080
Hercules                                        12,445       595,804
Praxair                                         23,900     1,338,400
Sekisui Chemical (Japan)                        16,000       161,990
Shin-Etsu Chemical (Japan)                      23,000       610,255
Witco                                           28,800     1,092,600
                                                        -------------
                                                           8,349,517

COMPUTERS AND TECHNOLOGY: 4.7%
Analysts International*                          3,600       120,600
Aris*                                              300         6,488
Aspect Development*                              1,400        36,444
Black Box*                                       6,300       253,378
BMC Software                                    21,500     1,191,906
BTG                                              3,500        52,063
CFM Technologies*                                3,600       117,675
Claremont Technology Group*                      2,500        59,063
Compaq Computer*                                11,500     1,141,375
Computer Associates International               42,095     2,344,165
Computer Horizons*                               7,808       266,919
Computer Learning Centers*                       8,100       339,188
Computer Task Group                              4,800       178,800
Concord EFS*                                     3,814        99,402
Cotelligent Group*                               6,000        81,000
Data Processing Resources*                       3,400        79,475
Dell Computer*                                   3,900       457,884
Discreet Logic*                                  8,900       146,850
Elexsys International*                           9,000       151,313
EMC*                                            23,700       924,300
Harbinger                                        2,700        75,938
Hewlett-Packard                                 18,640     1,043,840
Igen International*                              3,100        23,638
Information Management Resources*                1,600        73,100
International Business Mach                     20,860     1,881,311
Jabil Circuit                                    1,000        83,625
Keane*                                           5,300       275,600

                                               Number        Market
                                              of Shares      Value
                                         ---------------------------------
Micro Linear                                     4,800       $49,800
Microsoft*                                      21,800     2,757,019
National Techteam*                               3,900        83,119
NCR                                             22,840       679,490
Parametric Technology*                          17,800       757,056
PeopleSoft                                      24,200     1,275,038
Peregrine Systems*                               5,300        79,831
PMC - Sierra*                                    7,100       185,931
PMT Services*                                    6,200        94,356
Raptor Systems*                                  4,400        49,087
Registry*                                        1,300        59,963
RWD Technologies*                                  500         8,719
SDL*                                             6,000       114,750
Splash Technology Holdings*                      4,800       173,400
SPSS*                                            3,600       105,750
Summit Design*                                   3,700        29,600
Syke Enterprises                                 3,150        81,506
Technology Solutions*                            6,450       254,372
Videoserver                                      8,200       108,650
                                                        -------------
                                                          18,452,777

CONSUMER PRODUCTS AND SERVICES: 4.9%
Avon Products                                   11,000       776,187
B.A.T. Industries plc (UK)                      67,460       603,670
Blyth Industries*                                5,400       182,250
Clorox                                           7,000       924,000
Colgate-Palmolive                               13,440       876,960
Eastman Kodak                                   19,950     1,531,163
Electrolux AB (Sweden)                           3,535       255,641
Equity*                                          6,350       153,591
Fuji Photo Film (Japan)                         12,000       482,828
General Electric                                44,800     2,928,800
Gillete                                         12,300     1,165,425
Home Products International*                     5,800        57,638
Kao (Japan)                                     35,000       485,708
Magna International, Class A                       300        18,056
Magna International, Class A (Canada)            4,100       246,496
Masco                                           23,885       997,199
Minnesota Mining & Manufacturing                17,380     1,772,760
Polaroid                                        28,940     1,606,170
Procter & Gamble                                15,300     2,161,125
Racing Champions*                                3,100        47,856
Sara Lee                                        38,680     1,610,055
TDK (Japan)                                      2,000       146,803
Weider Nutrition International                   4,600        73,025
                                                        -------------
                                                          19,103,406

ELECTRICAL AND ELECTRONICS: 4.5%
ABB AB, "A" (Sweden)                             1,415        19,897
ABB AG (Switzerland)                               260       393,279
Act Manufacturing*                               5,200       217,750
Advanced Lighting Technologies*                  7,300       186,150
Anadigics*                                       1,500        46,688
Applied Materials*                              10,500       743,203
Benchmark Microelectronics*                      1,500        26,063
Canon Electronics (Japan)                       26,000       708,008
Chicago Miniature Lamp                           2,000        50,000
CP Clare*                                        5,675        88,672
Credence Systems*                                6,825       204,537
Eaton                                            7,865       686,713
Electromagnetic Sciences                           900        15,638
Flextronics International*                       4,500       120,656
General Electric (UK)                           67,814       405,311
Hadco*                                           3,400       221,850
Integrated Circuit Systems*                      5,300       119,913
Intel                                           10,525     1,490,274
Motorola                                        34,845     2,648,220
Murata Manufacturing (Japan)                     5,000       198,996
NEC (Japan)                                     39,000       544,622
Phillips Electronics N.V. (Netherlands)         10,267       735,187
Photronics*                                      1,300        61,750
Renaissance Solutions*                           3,600       132,300
RF Micro Devices*                                2,100        40,031
Rockwell International                          11,650       687,350

                                               Number        Market
                                              of Shares      Value
                                         ---------------------------------
Rohm (Japan)                                     5,000      $514,947
SGS Thomson Microelectronics*                    8,156       652,480
Smiths Industries (UK)                          23,090       295,230
Sony (Japan)                                     6,000       523,151
Texas Instruments                                7,795       655,267
Tyco International*                             21,100     1,467,769
Uniphase*                                          900        52,200
Veeco Instruments*                                 900        34,931
Whirlpool                                       13,300       725,681
Xerox                                           24,510     1,933,226
                                                        -------------
                                                          17,647,940

ENERGY: 4.1%
Amoco                                           12,530     1,089,327
Atlantic Richfield                               6,230       439,215
British Petroleum (UK)                          30,488       378,908
British Petroleum ADR                           12,960       970,380
Burmah Castrol (UK)                             24,833       420,047
Coastal                                         12,040       640,378
Duke Energy                                     15,369       736,758
Elf Aquitaine                                   22,350     1,216,678
ENI spa                                          3,300       187,688
ENI spa (Italy)                                135,400       766,713
Exxon                                           27,787     1,708,901
Mobil                                           28,760     2,009,605
Occidental Petroleum                            33,151       830,847
Schlumberger, Ltd.                              11,600     1,450,000
Shell Transport & Trading (UK)                  61,200       417,744
Sonat                                           13,200       676,500
Total                                           19,592       994,294
Total SA  (France)                               6,700       677,148
Watsco                                           2,700        67,500
YPF Sociedad Anonima-ADR                         8,800       270,600
                                                        -------------
                                                          15,949,231

ENVIRONMENTAL SERVICES: 0.8%
Cuno*                                            3,700        61,050
Honeywell                                       24,400     1,851,350
Republic Industries*                            18,700       453,475
Superior Services*                               4,700       110,744
Waterlink                                        3,100        40,300
Waste Management                                13,645       438,346
                                                        -------------
                                                           2,955,265

FARMING AND AGRICULTURE: 0.3%
New Holland NV                                  35,800       980,025


FOOD, BEVERAGE, AND TOBACCO: 2.6%
800-JR Cigar                                     1,800        37,688
Anheuser-Busch                                  13,950       585,028
Campbell Soup                                   17,500       875,000
Coca-Cola                                       16,600     1,157,850
ConAgra                                         15,300       981,113
Fine Host*                                       4,900       152,819
Fomento Economico Mexicano (Mexico)             27,300       162,774
Fortune Brands*                                 19,410       724,236
Gallagher Group plc                             19,410       357,872
General Cigar Holdings                           2,600        76,538
General Mills                                   12,920       841,415
Goodman Fielder Limited (Australia)            150,500       221,148
Greencore Group (Ireland)                       69,234       311,727
Nestle SA (Switzerland)                            495       652,524
Philip Morris                                   25,790     1,144,431
Rainforest Cafe                                    400        10,075
RJR Nabisco Holdings                            19,815       653,895
Unilever NV (Netherlands)                        1,770       372,480
Whitman                                         28,360       717,862
                                                        -------------
                                                          10,036,475

HEALTHCARE AND PHARMACEUTICALS: 5.7%
Abbott Laboratories                             26,000     1,735,500
American Home Products                          13,390     1,024,335
American Homepatient*                            4,800       120,300


                                               Number        Market
                                              of Shares      Value
                                         ---------------------------------
Astra AB-A (Sweden)                             25,066      $467,795
Baxter International                            28,110     1,468,748
Bristol-Myers Squibb                            36,740     2,975,940
Cardinal Health                                 19,300     1,104,925
Carriage Services*                               1,600        34,400
Compdent*                                        3,425        71,925
CRA Managed Care*                                2,150       112,270
Cytyc*                                           5,700       154,256
Dura Pharmaceuticals                             4,800       191,100
Eli Lilly & Company                             10,300     1,125,919
F.Y.I.*                                          2,800        66,500
Healthcare Recoveries*                           8,400       161,700
Healthsouth*                                    44,800     1,117,200
Impath*                                          2,600        71,500
Medicis Pharmaceutical Cl A*                     6,450       321,291
Merck & Company                                 19,600     2,028,600
Minimed*                                         2,400        63,600
National Surgery Centers*                        3,450       122,044
NCS HealthCare*                                  2,200        67,513
Novartis (Switzerland)                             252       402,565
Pediatrix Medical Group*                         1,100        50,394
Pfizer                                          13,500     1,613,250
Pharmaceutical Product Development*              2,000        43,500
Pharmacia & Upjohn                              45,497     1,581,021
Pharmacia & Upjohn (Sweden)                      3,600       121,773
Promedco Management                              5,200        44,850
Renal Care Group*                                1,900        79,325
Rexall Sundown*                                  7,898       308,516
Sabratek*                                        4,100       115,313
Sankyo (Japan)                                  13,000       436,832
Santen Pharmaceutical (Japan)                    6,160       124,195
Stewart Enterprises*                             4,550       190,531
U.S. Surgical                                   23,400       871,650
Warner-Lambert                                  14,000     1,739,500
Yamanouchi Pharmaceutical (Japan)                9,000       241,938
                                                        -------------
                                                          22,572,514

INDUSTRIAL MACHINERY: 0.7%
ADE*                                             3,200        94,600
American Standard*                              10,900       487,775
Baker Hughes                                    10,800       417,825
General Signal                                  13,220       576,723
Molins (UK)                                      7,800        66,228
PRI Automation*                                  2,000        75,875
Rieter Holdings (Switzerland)                      465       181,729
Sandvik (Sweden)                                14,190       403,668
Tomkins plc (UK)                                61,530       266,339
                                                        -------------
                                                           2,570,762

LEISURE, LODGING, AND ENTERTAINMENT: 0.9%
Carnival Cruise Lines                            7,800       321,750
Extended Stay America*                           3,896        61,368
Marriott International                          18,800     1,153,850
Morton's Restaurant Group*                       2,500        49,688
North Face*                                      7,700       139,563
Penn National Gaming*                            3,400        50,788
Prime Hospitality                                9,100       179,725
Signature Resorts*                               5,800       200,825
Walt Disney                                     16,800     1,348,200
                                                        -------------
                                                           3,505,757

METALS AND MINING: 0.4%
Freeport McMoran Copper & Gold-Class A          29,976       876,798
Kawasaki Steel (Japan)                          35,000       113,943
Nippon Steel (Japan)                            70,000       223,609
RTZ (United Kingdom)                            23,463       408,788
                                                        -------------
                                                           1,623,138

MISCELLANEOUS: 2.6%
Alfa,S.A. de C.V.-Class A  (Mexico)             49,000       334,779
Caribiner International*                         1,600        52,200
CN Biosciences*                                  2,400        44,700
Commonwealth Installment (Australia)            10,200        89,506
Consolidated Stores*                            21,250       738,438

                                               Number        Market
                                              of Shares      Value
                                         ---------------------------------
COREStaff*                                       2,225       $60,214
Cycle & Carriage (Singapore)                    18,000       186,333
Denso (Japan)                                    8,000       191,316
Education Management*                            2,500        64,375
Elf Aquitaine (France)                           5,050       544,757
Encad Incorporated*                              3,700       154,244
Halliburton                                     18,100     1,434,425
Helix Technology                                 1,300        52,488
Hutchison Whampoa (Hong Kong)                   45,000       389,183
Ito-Yokado,Ltd. (Japan)                          8,000       464,325
Jardine Matheson Holdings, Ltd. (Malaysia)         451         3,202
Lafarge SA (France)                              5,800       360,693
Lason Incorporated*                              3,400        95,838
Learning Tree International*                     1,200        53,625
Marui (Japan)                                   18,000       334,628
Mayr-Melnhof Karton                              7,600        95,950
Memtec Ltd.                                      2,200        58,575
Metzler Group*                                   2,000        64,750
Mitsui & Company (Japan)                        36,000       345,625
NCO Group*                                       4,200       123,375
Omron (Japan)                                   21,000       445,385
On Assignment*                                   3,550       138,894
Outdoor Systems*                                 2,100        80,062
Pierce Leahy*                                    1,400        25,200
Securicor (UK)                                  60,766       288,324
Service International                           14,600       479,975
Staff Leasing*                                   3,400        63,113
Strayer Education*                               4,000       155,000
Swire Pacific A (Hong kong)                     19,500       175,568
TRW                                             21,420     1,216,924
Universal Outdoor Holdings*                      3,000       104,813
VA Technologie (Austria)                         2,850       521,557
                                                        -------------
                                                          10,032,359

PACKAGING AND CONTAINERS: 0.4%
Crown Cork & Seal                               14,795       790,608
Owens-Illinois                                  29,625       918,375
                                                        -------------
                                                           1,708,983

PAPER AND FOREST PRODUCTS: 0.9%
Kimberly-Clark                                  32,620     1,622,845
Svenska Cellulosa (Sweden)                      17,500       373,088
Temple-Inland                                    7,340       396,360
Weyerhaeuser                                    24,100     1,253,200
                                                        -------------
                                                           3,645,493

REAL ESTATE: 0.1%
Amoy Properties Ltd. (Hong Kong)               172,000       189,828
Cheung Kong Holdings (Hong Kong)                33,000       325,868
Hong Kong Land Holdings (Hong Kong)              2,305         6,131
                                                        -------------
                                                             521,827

RETAIL: 3.3%
99 Cents Only Stores*                            1,400        42,175
Action Performance                               4,600       111,838
Ameriking*                                          75         3,750
Cost Plus*                                       2,900        75,038
Costco Companies*                               32,000     1,053,000
CVS Corporation*                                34,922     1,789,735
Dayton Hudson                                   21,600     1,148,850
Gadzooks                                           200         3,925
Home Depot                                           1            69
K mart                                          80,000       980,000
Level One Communications*                        1,900        73,150
Linens  N  Things*                               3,100        91,838
Liz Claiborne                                   14,500       676,063
Lowe's Companies                                24,535       910,862
Marks Bros Jewelers*                             5,400        67,500
Mazel Stores*                                    1,800        31,275
Petco Animal Supplies*                           1,400        41,956
Piercing Pagoda*                                 4,100       102,500
PJ America*                                      2,200        37,263
Safeway*                                        19,200       885,600


                                               Number        Market
                                              of Shares      Value
                                         ---------------------------------
Sanmina*                                         3,500      $219,188
Sears Roebuck                                   15,750       846,563
St. John Knits                                   6,400       345,600
The Men's Wearhouse*                             4,800       152,100
TJX                                             31,800       838,725
Tupperware Corporation                          26,210       956,665
Vendex International (Netherlands)               6,600       361,345
Walgreen                                        18,500       992,063
West Marine                                      3,400        87,975
                                                        -------------
                                                          12,926,611

TELECOMMUNICATIONS: 2.5%
Ameritech                                       13,180       895,416
Ascend Communications                           12,700       498,872
AT & T                                          15,205       533,125
BellSouth                                       23,270     1,079,146
Brightpoint*                                     4,575       149,116
Computer Products                                8,800       220,550
Del Global Technologies                          7,011        58,719
Deutsche Telekom (Germany)                      29,200       717,340
Deutsche Telekom AG                              5,500       132,688
Heftel Broadcasting*                             3,200       175,600
Intermedia Communications*                       3,100        99,975
Lucent Technologies                              6,800       490,025
Natural Microsystems*                            3,600       129,487
Newbridge Network (Canada)*                      2,100        90,051
Northern Telecom (Canada)                        3,300       297,479
Oy Nokia AB (Finland)                            4,100       306,115
Powerwave Technologies*                          3,600        81,000
Saga Communications*                             3,844        71,109
SBC Communications                              20,382     1,261,152
Telefonaktiebolaget LM Ericsson (Sweden)         8,410       331,888
Tellabs*                                        13,500       753,469
U.S. West Communications Group                  16,000       603,000
Vodafone Group plc (UK)                        128,360       626,141
                                                        -------------
                                                           9,601,463

TEXTILES, APPAREL, AND FURNITURE: 0.3%
Cort Business Services*                          5,300       156,350
French Fragrances                                6,300        59,850
Onward Kashiyama (Japan)                        14,000       232,162
Sherwin-Williams                                20,600       636,025
Wolverine World Wide                             7,485       227,357
                                                        -------------
                                                           1,311,744

TRANSPORTATION AND SHIPPING: 1.3%
Budget Group*                                    8,200       282,900
Canadian National Railway                       10,460       457,625
Delta Air Lines                                  8,665       710,530
East Japan Railway (Japan)                          55       282,261
Expeditors International                         7,350       209,016
KLM Royal Dutch Air Lines NV (Netherlands)       6,990       215,378
Norfolk Southern                                 8,630       869,473
Rental Service*                                  4,100       107,625
Ryder Systems                                   23,060       760,980
Union Pacific                                   11,630       819,915
Yamato Transport (Japan)                        17,000       212,175
                                                        -------------
                                                           4,927,878

UTILITIES: 1.9%
Compagnie Generale des Eaux (France)             2,800       358,736
Electricidade De Portugal SA  (Portugal)         3,000        55,026
Hirose Electric (Japan)                          3,000       205,804
Hong Kong & China Gas (Hong Kong)               74,600       149,258
Hong Kong Electric (Hong Kong)                  21,000        84,575
Kurita Water Industries (Japan)                 14,000       372,682
Matsushita Electric Works (Japan)               41,000       465,198
Norwich Union (UK)*                             33,400       295,236
Portugal Telecom SA (Portugal)                  14,300       576,547
Scottish Power (UK)                             69,871       453,666
Sprint                                          67,970     3,576,921
Tokyo Electron (Japan)                           6,000       286,974
Veba AG (Germany)                                9,422       532,072
                                                        -------------
                                                           7,412,695

                                               Number        Market
                                              of Shares      Value
                                         ---------------------------------
TOTAL COMMON STOCKS: 61.4%
(Cost $184,763,371)                                     $240,222,857
                                                        -------------


PREFERRED STOCKS:

American Radio Systems                               6           634
Ameriking                                        3,000        84,000
Cablevision Systems                                944        96,268
Cablevision Systems*                                72         7,576
Capstar Broadcasting                                25        25,438
Case                                             5,035       811,264
Chancellor Radio Broadcast                         475        54,031
Chevy Chase Preferred Capital                      670        35,510
Citadel Broadcasting*                              250        25,000
El Paso Electric                                   495        55,674
Intermedia Communication                            20       208,000
K-III Communications                             3,500       343,000
Nextlink Communications*                           550        28,600
Public Service New Hampshire                     2,110        53,911
Spanish Broadcasting                                35        32,550
Time Warner                                      7,032       782,304
Von Hoffman*                                       360        10,296
                                                        -------------


TOTAL PREFERRED STOCKS: 0.7%
(Cost $2,334,577)                                          2,654,056
                                                        -------------


WARRANTS AND RIGHTS:

Compagnie Gen Eaux - Wt2001 (France)*               15           365
Hyperion Telecommunications*                       100         3,000
Nextlink, Warrant*                                 550             6
Spanish Broadcasting - WT99*                        35         4,200
Terex (Rights)*                                    600         7,200
                                                        -------------


TOTAL WARRANTS AND RIGHTS: 0.0%
(Cost $4,895)                                                 14,771
                                                        -------------

                                                Par
OPTIONS PURCHASED:                            Amount**

Japanese Yen Put                          $800,000,000        67,729
Japanese Yen Put                           400,000,000       212,961
Japanese Yen Put                             3,000,000        75,322
Put Option German 10 Yr. Future  (Germany)   3,250,000           186
Put Option S&P 7/19/97                       4,350,000        91,350
                                                        -------------


TOTAL OPTIONS PURCHASED: 0.1%
(Cost $1,036,089)                                            447,548
                                                        -------------

                                               Maturity
REPURCHASE AGREEMENT:                           Amount
                                         -----------------
J.P. Morgan  repurchase
agreement, dated 6/30/97, 5.95%, maturing
7/1/97, collateralized by U.S. Treasury
Notes 7.875%, 2/15/21                      $27,376,000    27,376,000
                                                        -------------


TOTAL REPURCHASE AGREEMENT: 7.0%
(Cost $27,376,000)                                        27,376,000
                                                        -------------

TOTAL INVESTMENTS: 98.5%
(Cost $329,813,373)                                      385,553,479
                                                        -------------

                                               Par
SECURITIES SOLD SHORT:                        Amount
                                         ----------------
Federal Home Loan Mortgage
  7.500%, 7/16/27                            1,030,000    (1,033,219)


                                               Par           Market
                                              Amount         Value
                                         ---------------------------------
Federal National Mortgage Association
  6.5%, 7/15/04                             $2,047,000   ($2,022,047)
  5.5%, 7/15/12                                195,000      (184,610)
  7.5%, 7/16/27                                426,000      (426,666)
                                                        -------------


TOTAL SECURITIES SOLD SHORT: (0.9)%
(Proceeds $3,668,183)                                     (3,666,542)
                                                        -------------


CALL OPTIONS WRITTEN:

Japanese Yen, 8/97, @ 109 7/64               1,612,900        (7,016)
                                                        -------------


TOTAL CALL OPTIONS WRITTEN: 0.0%
(Premiums Received $24,758)                                   (7,016)
                                                        -------------

Other Assets Over Liabilities: 2.4%                        9,442,409
                                                        -------------

NET ASSETS: 100.0%
(Equivalent to $14.773 per share based on
 26,489,755 shares issued and outstanding)              $391,322,330
                                                        =============


GROWTH AND INCOME FUND

STATEMENT OF NET ASSETS - UNAUDITED
June 30, 1997

INVESTMENTS:
                                               Number        Market
COMMON STOCKS:                                of Shares      Value
                                         --------------------------------
AEROSPACE : 2.1%
McDonnell Douglas Corp.                        290,600   $19,906,100
United Technologies                            536,400    44,521,200
                                                        -------------
                                                          64,427,300

AUTOMOBILES AND AUTO PARTS: 3.1%
BF Goodrich Co.                                308,600    13,366,238
Cooper Industries Inc.                         405,200    20,158,700
Ford Motor Co.                               1,342,700    50,686,925
General Motors Corp.                           218,000    12,139,875
                                                        -------------
                                                          96,351,738

BANKING, FINANCE AND INSURANCE: 17.6%
Allstate Corp.                                  87,849     6,412,977
Bank of Boston Corp.                           497,700    35,865,506
Bank of New York Inc.                        1,005,000    43,717,500
Bear, Stearns & Co., Inc.                      889,827    30,420,961
Chase Manhattan Corp.                          528,200    51,268,413
Cigna Corp.                                    233,700    41,481,750
Comerica Corp.                                 251,300    17,088,400
First Chicago NBD Corp.                        615,943    37,264,552
Marsh & McLennan Cos. Inc.                     537,000    38,328,375
MBIA Inc.                                      118,200    13,334,438
NationsBank Corp.                              476,200    30,714,900
Paine Webber Group Inc.                        367,900    12,876,500
Salomon Inc.                                   201,300    11,197,313
Student Loan Marketing Association             273,400    34,721,800
Torchmark                                      265,600    18,924,000
Travelers Group Inc.                           870,266    54,881,150
                                                        -------------
                                                         478,498,535

BUILDINGS AND MATERIALS: 1.1%
Armstrong World Industries                     342,200    25,108,925
USG Corp.                                      207,800     7,584,700
                                                        -------------
                                                          32,693,625

CABLE, MEDIA AND PUBLISHING: 2.1%
Deluxe Corp.                                   145,900     4,978,838
Dun & Bradstreet                               279,600     7,339,500

                                               Number        Market
                                             of Shares       Value
                                         ---------------------------------
Harcourt General                               128,000    $6,096,000
HBO & Co.                                      259,700    17,886,838
Knight-Ridder Corp.                            150,000     7,359,375
New York Times Co.                             321,800    16,250,900
Reynolds & Reynolds Co.                        243,400     3,833,550
                                                        -------------
                                                          63,745,001

CHEMICALS: 1.8%
Dow Chemical Co.                               470,400    40,983,600
Olin Corp.                                     358,800    14,015,625
                                                        -------------
                                                          54,999,225

COMPUTERS AND TECHNOLOGY: 6.8%
American Power Conversion Corp.*               690,400    13,052,875
Cadence Design Systems Inc.*                 1,003,775    33,626,463
Compaq Computer Corp.*                         351,800    34,916,150
Micron Electronics Inc.*                       256,600     4,586,725
Microsoft Corp.*                               112,700    14,253,028
PeopleSoft Inc.*                                32,300     1,701,806
Read-Rite*                                     802,800    16,733,362
Sun Microsystems Inc.*                       1,273,200    47,386,913
Western Digital Corp.*                       1,304,400    41,251,650
                                                        -------------
                                                         207,508,972

CONSUMER PRODUCTS: 8.5%
Clorox Co.                                     303,400    40,048,800
General Electric Corp.                       1,211,400    79,195,275
Maytag                                          34,700       906,538
Omnicom Group                                  232,800    14,346,300
Philip Morris Co. Inc.                       1,809,900    80,314,313
Procter & Gamble Co.                           320,700    45,298,875
                                                        -------------
                                                         260,110,101

ELECTRONICS AND ELECTRICAL: 0.2%
Tektronix Inc.                                 118,800     7,128,000
Tellabs                                        765,500    42,724,469
                                                        -------------
                                                          49,852,469

ENERGY: 9.4%
Atlantic Richfield Co.                         185,800    13,098,900
Exxon Corp.                                  1,045,800    64,316,700
Halliburton Co.                                277,800    22,015,650
Occidental Petroleum Corp.                   1,327,400    33,267,963
Oryx Energy Co.                                642,900    13,581,263
Royal Dutch Petroleum Co.                      590,400    32,103,000
Texaco Inc.                                    389,000    42,303,750
Unocal Corp.                                   870,700    33,794,044
USX- Marathon Group Inc.                       754,600    21,789,075
Williams Companies, Inc.                       254,450    11,132,188
                                                        -------------
                                                         287,402,533

ENVIRONMENTAL SERVICES: 1.0%
Honeywell Inc.                                 406,300    30,828,013

FOOD, BEVERAGE AND TOBACCO: 6.3%
Boston Chicken Inc.*                           823,700    11,506,059
Campbell Soup Co.                              140,600     7,030,000
Coca Cola Co.                                  659,400    45,993,150
ConAgra Inc.                                   331,900    21,283,088
Fortune Brands Inc.                            281,200    10,492,275
Gallagher Group Plc                            281,200     5,184,625
Heinz H.J. Co.                                 703,850    32,465,081
Hershey Foods Corp.                            378,300    20,924,719
RJR Nabisco Holdings Corp.                   1,057,920    34,911,360
Universal Foods Corp.                          142,600     5,436,625
                                                        -------------
                                                         195,226,982

HEALTHCARE AND PHARMACEUTICALS: 10.5%
Amgen Inc.*                                    666,600    38,725,294
Bristol-Myers Squibb Co.                       923,800    74,827,800
Johnson & Johnson                              533,800    34,363,375
Lincare Holdings Inc.*                         340,800    14,665,050
Merck & Company Inc.                           641,100    66,353,850

                                               Number        Market
                                             of Shares       Value
                                         ---------------------------------
Oxford Health Plans Inc.*                      539,600   $38,733,162
Schering-Plough Corp.                        1,078,100    51,614,038
                                                        -------------
                                                         319,282,569

INDUSTRIAL MACHINERY: 3.6%
Caterpillar Inc.                               439,300    47,169,838
Harris Corp Delaware                           226,900    19,059,600
Ingersoll-Rand Corp.                           581,400    35,901,450
Johnson Controls Inc.                          160,000     6,570,000
                                                        -------------
                                                         108,700,888

LEISURE, LODGING AND ENTERTAINMENT: 2.3%
Brunswick                                      511,300    15,978,125
Callaway Golf Co.                              750,400    26,639,200
HFS *                                          272,255    15,790,790
King World Productions Inc.*                   328,900    11,511,500
                                                        -------------
                                                          69,919,615

METALS AND MINING: 1.6%
Phelps Dodge Corp.                             437,600    37,278,050
USX-U.S. Steel Group                           299,100    10,487,194
                                                        -------------
                                                          47,765,244

PAPER AND FOREST PRODUCTS: 0.2%
Avery Dennison Corp.                           408,200    16,379,025
James River-Virginia                           187,100     6,922,700
                                                        -------------
                                                          23,301,725

RETAIL: 4.5%
The Gap Inc.                                   434,700    16,898,963
Jostens Inc.                                    56,100     1,479,638
Ross Stores                                    667,800    21,807,844
Safeway Inc*                                   719,500    33,186,938
Sears,Roebuck & Co.                            284,600    15,297,250
Staples Inc.*                                  244,100     5,660,069
TJX  Cos. Inc.                               1,307,600    34,487,950
Woolworth Corp.*                               324,800     7,795,200
                                                        -------------
                                                         136,613,852

TELECOMMUNICATIONS: 7.6%
ADC Telecommunications Inc.*                   472,700    15,805,906
Ameritech Corp.                                626,900    42,590,019
Ascend Communications Corp.                    423,400    16,631,681
Bell Atlantic Corp.                            112,500     8,535,938
BellSouth Corp.                                573,600    26,600,700
GTE Corp.                                      788,700    34,604,213
NYNEX  Corp.                                   279,700    16,117,713
PairGain Technologies Inc.*                    620,300     9,634,034
SBC Communications Inc.                        757,532    46,872,279
U.S. West Communications Group                 347,500    13,096,406
                                                        -------------
                                                         230,488,889

TEXTILES AND APPAREL: 1.3%
Fruit of the Loom Inc.*                        161,200     4,997,200
Miller (Herman) Inc.                            68,100     2,443,088
Nike Inc.                                      253,400    14,792,225
Tommy Hilfiger Corp.*                          234,800     9,436,025
                                                        -------------
                                                          31,668,538

TRANSPORTATION AND SHIPPING: 1.5%
AMR Corp.*                                     270,000    24,975,000
Tidewater Inc.                                 193,400     8,509,600
UAL Corp.*                                     143,800    10,290,688
                                                        -------------
                                                          43,775,288

UTILITIES: 2.7%
Baltimore Gas & Electric Co.                   150,900     4,027,144
Edison International                           203,700     5,067,038
General Public Utilities Corp.                 657,150    23,575,256
Long Island Lighting Co.                       307,200     7,065,600
New York State Electric & Gas Corp.            331,300     6,915,888
Texas Utilities Co.                            794,200    27,350,263
Unicom Corp.                                   412,800     9,184,800
                                                        -------------
                                                          83,185,989

                                                             Market
                                                             Value
                                                      --------------------
Total Common Stocks: 95.8%
(Cost $1,962,642,035)                                 $2,916,347,091

                                               Par
MONEY MARKET INSTRUMENTS:                     Amount
                                         -------------
Corporate Asset Funding Co. Inc.
  5.00%, 7/30/97                           $15,300,000    15,231,596
Merrill Lynch
 5.50%, 7/2/1997                             8,100,000     8,098,756
 5.55%, 7/7/1997                             6,500,000     6,493,988
 5.55%, 7/9/1997                            12,100,000    12,084,794
 5.55%, 7/14/1997                            9,800,000     9,780,359
 5.65%, 7/21/1997                           13,200,000    13,159,153
 5.59%, 7/23/97                             14,500,000    14,450,644
Mitsubishi International Corp.
 5.56%, 7/3/1997                             2,500,000     2,499,229
 5.58%, 7/8/1997                            10,600,000    10,588,499
 5.54%, 7/15/1997                           10,300,000    10,277,809
PHH Corp.
 5.61%, 7/10/1997                           11,600,000    11,583,818
Sony Capital Corp.
 5.54%, 7/16/1997                           12,600,000    12,570,915
                                                        -------------


TOTAL MONEY MARKET INSTRUMENTS: 4.3%
(Cost $126,819,560)                                      126,819,560
                                                        -------------


TOTAL INVESTMENTS: 100.1%
(Cost $2,089,461,595)                                  3,043,166,651
                                                       --------------

Other Assets Under Liabilities: (0.1%)                      (185,070)
                                                        -------------

NET ASSETS: 100.0%
(Equivalent to $37.383 per share based on
 81,400,219 shares issued and outstanding)            $3,042,981,581
                                                      ---------------


INTERNATIONAL FUND

STATEMENT OF NET ASSETS - UNAUDITED
June 30, 1997

INVESTMENTS:
                                               Number        Market
COMMON STOCKS:                                of Shares      Value
                                         --------------------------------
ARGENTINA: 1.3%
Argentinian Investment Co. *                   241,500    $6,382,845

AUSTRALIA: 3.7%
BRL Hardy Ltd.                                 770,000     2,196,764
Broken Hill Proprietary                        263,200     3,864,148
QBE Insurance Group, Ltd.                      600,000     3,617,040
Southcorp Holdings Ltd.                      1,058,000     3,954,389
Woodside Petroleum, Ltd.                       565,000     4,853,616
                                                        -------------
                                                          18,485,957

BRAZIL: 2.7%
F & C Emerging Markets *                       110,900     6,657,327
Telecommunicacoes Brasileiras                   33,400     5,068,450
Unibanco-GDR *                                  50,000     1,856,250
                                                        -------------
                                                          13,582,027

CANADA: 0.9%
Laidlaw                                        336,900     4,653,431


CHILE: 1.3%
Genesis Chile Fund                             127,800     6,421,950


                                               Number        Market
                                              of Shares      Value
                                         ---------------------------------
FINLAND: 1.5%
Merita Ltd.                                    885,000    $2,946,934
Oy Nokia AB                                     60,800     4,539,462
                                                        -------------
                                                           7,486,396

FRANCE: 7.2%
Cap Gemini Sogeti                               60,000     3,164,719
Compagnie de Saint Gobain                       28,100     4,097,409
Elf Aquitaine                                   36,400     3,926,565
Le Carbone-Lorraine                              5,680     1,381,995
Pinault-Printemps                                4,020     1,931,581
Rhone-Poulenc A                                114,500     4,675,616
Salomon S.A.                                    46,500     3,545,276
Schneider SA                                    64,000     3,406,190
Technip                                         43,300     5,024,518
Total SA                                        50,000     5,053,341
                                                        -------------
                                                          36,207,210

GERMANY: 7.8%
Adidas AG                                       40,000     4,471,836
Altana AG                                        3,060     3,280,608
Daimler-Benz AG                                 51,400     4,181,545
KSB AG-Vorzug                                   13,300     3,294,023
SAP AG                                          26,500     5,314,433
SGL Carbon AG                                   38,300     5,230,363
Veba AG                                         82,300     4,647,585
Viag AG                                          8,000     3,653,146
Volkswagen AG                                    8,500     4,751,326
                                                        -------------
                                                          38,824,865

HONG KONG: 5.2%
Cheung Kong Holdings *                         453,000     4,473,280
Dao Heng Bank Group Ltd.                       870,000     4,761,585
HSBC Holdings                                  118,000     3,548,987
Hutchison Whampoa                              350,000     3,026,978
Peregrine Investment Holding - Warrants        222,500        97,651
Peregrine Investment Holdings, Ltd.          2,225,000     4,580,967
Swire Pacific A                                415,000     3,736,446
Wheelock & Company                             781,000     1,920,492
                                                        -------------
                                                          26,146,386

INDIA: 1.0%
India Magnum Fund                               69,385     3,608,020
Tata Engineering & Locomotive                  100,000     1,532,000
                                                        -------------
                                                           5,140,020

INDONESIA: 0.3%
Videsh Sanchar Nigam Ltd. *                     80,400     1,593,930


IRELAND: 0.7%
Waterford Wedgewood                          2,580,000     3,383,257


ITALY: 2.0%
Fila Holdings Spa                               50,600     1,691,938
Pirelli Spa                                  1,603,000     3,970,354
Telecom Italia Mobile Spa                    1,381,000     4,468,585
                                                        -------------
                                                          10,130,877

JAPAN: 27.7%
Amway Japan Ltd.                                64,500     2,184,247
Bridgestone                                    165,000     3,830,680
Canon Electronics                              208,000     5,664,064
CSK *                                           75,800     2,871,238
DDI                                                545     4,024,177
Eisai Co. Limited                              180,000     3,409,122
Keyence                                         26,180     3,884,444
Matsushita Electric Works                      187,000     2,121,755
Meitec                                         154,300     4,592,303
Mitsubishi Estate                              251,000     3,636,571
Mitsui & Company                               473,000     4,541,132
Mitsumi Electric                               224,000     5,337,291
Nichiei                                         37,500     4,353,045
Nintendo                                        63,300     5,303,776

                                               Number        Market
                                              of Shares      Value
                                         ---------------------------------
Nippon Telegraph & Telephone                       622    $5,971,636
NTT Data Communications                             90     3,479,818
ORIX Finance-Leasing                            74,000     5,483,397
Rohm                                            60,000     6,179,360
Ryohin Keikaku Ltd.                             46,000     3,629,414
Secom                                           68,000     4,991,317
Sekisui Chemical                               192,000     1,943,880
Shiseido                                       146,000     2,408,379
Sho-Bond                                       106,400     2,776,662
Shohkoh Fund and Co., Ltd.                      14,600     4,421,734
SMC                                             42,600     3,599,111
Sony                                            69,700     6,077,270
Taiyo Yuden Limited                            291,000     4,800,263
TDK                                             75,000     5,505,129
Terumo                                         292,000     5,581,324
Tokyo Electron                                 122,000     5,835,131
Yamaha                                         295,000     5,406,940
Yamatake - Honeywell                           250,000     4,756,711
                                                        -------------
                                                         138,601,321

MALAYSIA: 1.4%
HICOM Holdings BHD                           1,294,000     2,449,632
Hong Leong Credit Berhad                       618,000     2,300,673
Multi-Purpose Holdings                       1,449,000     2,031,469
YTL Power                                       67,600        85,136
                                                        -------------
                                                           6,866,910

NETHERLANDS: 7.0%
Aegon                                           47,300     3,300,280
Ahrend Groep                                    40,400     2,726,254
Gucci Group N.V.                                49,600     3,193,000
Ing Groep N.V.                                  96,033     4,426,286
Koninklijke Bols Wessanen N.V.                 194,400     3,732,559
Koninklijke Pakhoed N.V.                       115,900     4,084,686
Oce-Van Der Grinten N.V.                        30,000     3,868,602
PolyGram N.V.                                   57,700     3,026,789
Stork N.V.                                      62,900     2,562,771
Vendex International                            75,000     4,106,188
                                                        -------------
                                                          35,027,415

NEW ZEALAND: 0.6%
Fletcher Challenge - Forest                     38,840        56,541
Fletcher Challenge Building                    971,000     2,926,116
                                                        -------------
                                                           2,982,657

NORWAY: 0.7%
Saga Petroleum ASA                             173,700     3,298,221


PORTUGAL: 0.9%
Portugal Telecommunication                     110,000     4,413,750


SOUTH AFRICA: 0.9%
De Beers Centenary                             120,000     4,432,683


SOUTH KOREA: 0.7%
Korea International Investment Fund III         14,901     1,247,810
Korea International Investment Fund IV          31,550     2,005,634
                                                        -------------
                                                           3,253,444

SPAIN: 3.4%
Banco Central Hispanoamer SA                   135,000     4,937,236
Endesa                                          45,000     3,776,970
Repsol SA                                       86,000     3,635,364
Telefonica de Espana                           171,000     4,942,732
                                                        -------------
                                                          17,292,302

SWEDEN: 2.7%
Enator AB                                       25,000       447,123
Incentive AB-B Shares                           40,000     3,665,111
Skandia Forsakrings AB                         149,800     5,533,048
Telefonaktiebolaget LM Ericsson                 98,800     3,898,989
                                                        -------------
                                                          13,544,271

                                               Number        Market
                                              of Shares      Value
                                         ---------------------------------
SWITZERLAND: 5.2%
Ares-Serono Group                                2,420    $3,503,166
Novartis                                         3,000     4,792,444
Roche Holding AG                                   490     4,428,630
Schweizerische Bankgesellschaft                  3,230     3,691,934
Schw Rueckversicherungs                          3,900     5,578,864
Winterthur Schweiz Vers                          4,260     3,749,605
                                                        -------------
                                                          25,744,643

TAIWAN: 0.4%
R.O.C. Taiwan Fund                             189,800     2,218,288


UNITED KINGDOM: 10.3%
Abbey National plc                             241,400     3,295,537
Cable & Wireless plc                           516,400     4,750,000
Corporate Services Group plc                   550,000     1,712,298
Elan plc *                                     136,000     6,154,000
Electra Investment Trust plc                   410,000     3,194,514
Electrocomponents plc                          418,600     3,115,171
GKN plc                                        224,000     3,857,924
Lloyds TSB Group plc                           542,000     5,567,491
Misys plc                                      209,600     4,714,349
Monument Oil and Gas plc *                   1,400,000     2,027,787
Norwich Union plc *                            198,000     1,048,256
Rentokil Group                               1,154,400     4,047,527
SEMA Group plc                                 150,000     3,096,621
Standard Chartered plc                         304,500     4,643,633
                                                        -------------
                                                          51,225,108

TOTAL COMMON STOCKS: 97.5%
(Cost $397,954,065)                                      487,340,164
                                                        -------------

                                               Maturity
REPURCHASE AGREEMENT:                          Amount
                                         ----------------
State Street Bank and Trust Co, repurchase
agreement, dated 6/30/97, 5.12%, maturing
7/1/97, collateralized by U.S. Treasury
Notes 6.00%, 9/30/98                        $2,489,000     2,489,000
                                                        -------------


TOTAL REPURCHASE AGREEMENT: 0.5%
(Cost $2,489,000)                                          2,489,000
                                                        -------------


TOTAL INVESTMENTS: 98.0%
(Cost $400,443,065)                                      489,829,164
                                                        -------------

Other Assets Over Liabilities: 2.0%                        9,831,598
                                                        -------------

NET ASSETS: 100.0%
(Equivalent to $15.453 per share based on
 32,334,429 shares issued and outstanding)              $499,660,762
                                                        -------------


MANAGED FUND

STATEMENT OF NET ASSETS - UNAUDITED
June 30, 1997

INVESTMENTS:
                                               Par           Market
LONG-TERM DEBT INVESTMENTS:                   Amount         Value
                                         ---------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS: 18.3%
Federal Home Loan Mortgage Corp.
   6.3%, 4/8/99                              $9,320,000    $9,311,146
   6.43%, 10/15/06                            2,000,000     1,964,063
   7.3%, 12/1/12                              2,962,350     2,990,122
   8.5%, 1/1/17                                 881,245       922,828
                                                        -------------

                                               Par           Market
                                              Value          Value
                                         ---------------------------------
FNMA
   7.6%, 7/25/05                               $732,776      $735,981
   6.73%, 8/1/05                              2,113,802     2,104,554
   7.18%, 10/1/05                             3,945,513     4,056,460
   6.66%, 11/1/05                               985,726       979,257
   6.66%, 12/1/05                             1,971,869     1,958,929
   7.043%, 7/1/06                             2,477,799     2,504,559
   7.15%, 10/1/15                             2,886,474     2,855,805
   7.5%, 5/25/20                              4,000,000     4,045,763
   7.0%, 10/1/25                              2,777,423     2,729,686
FNMA Strips
   0.0%, 8/7/01                               7,000,000     5,410,859
   0.0%, 7/24/06                             11,500,000     6,307,059
   0.0%, 7/5/14                               2,500,000       744,375
GNMA
   6.5%, 12/15/23                             1,249,545     1,204,640
U.S. Treasury Bonds
   10.75%, 8/15/05                           15,000,000    18,926,249
   12.75%, 11/15/10                          28,125,000    39,037,772
   6.625%, 2/15/27                            5,700,000     5,580,072
U.S. Treasury Notes
   5.375%, 5/31/98                           13,325,000    13,193,881
   6.5%, 8/31/01                             11,400,000    11,456,202
   6.125%, 12/31/01                           2,000,000     1,993,660
                                                        -------------
                                                          141,013,922

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
Mid State Trust III
   7.625%, 4/1/22                               233,995       236,906


AUTOMOBILE AND AUTO EQUIPMENT: 0.3%
Chrysler Corp.
   7.45%, 2/1/97                              1,000,000       977,500
Goodyear Tire & Rubber Co.
   6.625%, 12/1/06                            1,250,000     1,210,938
                                                        -------------
                                                            2,188,438

BANKING, FINANCE AND INSURANCE: 9.1%
Ahmanson H F & Co.
   8.25%, 10/1/02                             2,000,000     2,112,500
Aristar Finance
   7.5% Senior Subordinated Note, 7/1/99      1,500,000     1,528,125
Banc One Corp.
   9.875%, 3/1/09                               500,000       601,875
Barnett Banks Inc.
   6.9%, 9/1/05                               1,500,000     1,479,375
Barnett Capital Trust Inc.
   8.06%, 12/1/26                             1,900,000     1,897,625
BT Capital Trust-Series B
   7.9%, 1/15/27                              1,500,000     1,453,125
Champion International
   7.7%, 12/15/99                             1,500,000     1,545,000
CIT Group Holdings Inc.
   5.875%, 10/15/08                           1,500,000     1,368,750
Citicorp Notes
   6.33%, 1/5/06                              1,600,000     1,524,000
Den Norske Bank
   5.75%, 11/29/49                            1,500,000     1,339,725
Dow Capital B V
   9.0%, 5/15/10                              3,000,000     3,375,000
Finova Capital
   6.12% Med. Term Note, 5/28/02              1,000,000       973,750
First of America Capital Trust I
   8.12%, 1/31/27                             2,000,000     1,985,000
First Union Corp.
   8.0%, 8/15/09                              2,000,000     2,085,000
First USA Bank
   5.75%, 1/15/99                             2,000,000     1,985,000
Fleet Financial Group Inc.
   7.25%, 9/1/99                              1,000,000     1,016,250
Ford Motor Credit Co.
   7.95%, 5/17/99                             2,000,000     2,057,500


                                               Par           Market
                                              Value          Value
                                         ---------------------------------
GE Capital Corp.
   8.3%, 9/20/09                             $3,000,000    $3,341,250
General Motors Acceptance Corp.
   7.875% Med. Term Note, 3/7/01              1,500,000     1,554,375
   8.875% Debenture, 6/1/10                   1,500,000     1,732,500
Household Finance Corp.
   9.625% Senior Subordinated Note, 7/15/0      875,000       946,094
International Lease Finance Co.
   8.25%, 1/15/00                             2,000,000     2,080,000
John Deere Capital Corp.
   8.625%, 8/1/19                             2,000,000     2,120,000
Lehman Brothers Holdings Inc.
   8.875%, 3/1/02                             1,000,000     1,072,500
Lloyd's Bank
   5.8295%, 8/29/49                           1,500,000     1,357,950
Mellon Capital Corp.
   7.72%, 12/1/26                             1,500,000     1,449,375
Mercantile Bancorp
   7.3%, 6/15/07                              1,325,000     1,328,313
Morgan Stanley Group
   6.875%, 3/1/07                             2,250,000     2,221,875
National Westminister Bank plc
   9.45% Debentures, 5/1/01                     500,000       545,625
NationsBank Corp.
   8.125% Subordinated Debenture, 6/15/02     1,000,000     1,053,750
Nynex Capital Funding
   7.63%, 10/15/09                            3,000,000     3,198,660
Salomon Inc.
   7.25%, 1/15/00                             1,000,000     1,012,500
Simon Debartolo Group Notes
   7.125%, 6/24/05                            1,500,000     1,492,500
Smith Barney Holdings
   7.875%, 10/1/99                            3,000,000     3,093,750
Southtrust Bank Birmingham Alabama
   7.69%, 5/15/25                             2,750,000     2,921,875
Spiegel Charge Account Trust II
   6.95%, 2/15/01                               285,714       286,299
State Street Capital-B
   8.035%, 3/15/27                            1,400,000     1,398,250
Student Loan Marketing Association - Global
   6.161%, 12/2/99                            3,500,000     3,486,665
Union Bank Switzerland
   7.25%, 7/15/06                             2,250,000     2,278,125
Wachovia Capital Trust I
   7.64%, 1/15/27                             1,900,000     1,838,250
                                                        -------------
                                                           70,138,081

CABLE, MEDIA, AND PUBLISHING: 0.6%
News America Holdings
   8.45%, 8/1/34                              1,500,000     1,633,125
Time Warner Inc.
   9.125%, 1/15/13                            2,000,000     2,200,000
Viacom Inc.
   8.75%, 5/15/01                               500,000       511,250
                                                        -------------
                                                            4,344,375

CONSUMER PRODUCTS: 0.3%
Westvaco Corp.
   8.3%, 8/1/22                               2,500,000     2,571,875


ENERGY: 0.6%
Enron Corp.
   9.5%, 6/15/01                              1,000,000     1,093,750
National Power plc
   7.125%, 7/11/01                            1,750,000     1,760,938
Petro Canada - Debentures
   8.6%, 10/15/01                             1,500,000     1,590,000
                                                        -------------
                                                            4,444,688

FOOD, BEVERAGE AND TOBACCO: 0.1%
Nabisco Inc.
   7.55%, 6/15/15                               750,000       735,938

                                               Par           Market
                                              Value          Value
                                         ---------------------------------
FOREIGN GOVERNMENT: 0.6%
Hydro-Quebec
   7.2% Med. Term Note, 10/5/09              $3,000,000    $2,996,430
Manitoba (Province of)
   7.75%, 7/17/16                             1,500,000     1,569,375
                                                        -------------
                                                            4,565,805

HEALTHCARE AND PHARMACEUTICALS: 0.4%
Allegiance Corp.
   7.3%, 10/15/06                             1,000,000     1,000,000
Glaxo Wellcome plc
   6.125%, 1/25/06                            2,250,000     2,140,313
                                                        -------------
                                                            3,140,313

LEISURE, LODGING AND ENTERTAINMENT: 0.2%
Darden Restaurants
   6.375%, 2/1/06                             1,500,000     1,398,750


METALS AND MINING: 0.9%
Cyprus Amax Minerals Co.
   7.375%, 5/15/07                            2,500,000     2,506,250
Inco Ltd.
   9.6% Debenture, 6/15/22                    1,300,000     1,441,375
Newmont Gold Co.
   8.91%, 1/5/09                                724,132       773,916
Placer Dome Inc.
   7.31%, 1/26/21                             1,000,000       932,500
   7.37%, 6/3/26                              1,000,000     1,015,000
                                                        -------------
                                                            6,669,041


MISCELLANEOUS: 0.2%
Duquesne II Funding Corp.
   8.7%, 6/1/16                               2,475,000     2,666,813


RETAIL: 0.5%
Sears Roebuck & Co.
   9.05%, 2/6/12                              2,500,000     2,850,000
Service Corp International
   7.0%, 6/1/15                               1,000,000     1,011,250
                                                        -------------
                                                            3,861,250

TELECOMMUNICATIONS: 0.7%
Litton Industries
   6.98%, 3/15/36                             1,000,000       990,000
Pacificorp
   9.15%, 8/9/11                              1,500,000     1,725,000
Southwestern Bell Capital
   7.13%, 6/1/05                              2,000,000     2,007,500
U.S. West Capital Funding
   6.95%, 1/15/37                             1,000,000     1,001,250
                                                        -------------
                                                            5,723,750

TRANSPORTATION AND SHIPPING: 1.5%
American Airlines Equipment Trust
   10.18%, 1/2/13                             1,500,000     1,797,060
Burlington Northern Railroad
   6.94%, 1/2/14                                491,849       484,876
Chicago & Northwestern Holdings
   6.25%, 7/30/12                             1,415,614     1,337,755
CSX Notes
   7.25%, 5/1/27                              1,000,000     1,008,750
Federal Express Corp.
   7.96%, 3/28/17                             2,000,000     1,992,500
General American Transportation
   7.5%, 2/28/15                              1,481,898     1,481,898
Norfolk Southern Corp.
   7.05%, 5/1/37                              2,000,000     2,030,000
United Airline Inc. Equipment Trust
   9.35%, 4/7/16                              1,500,000     1,664,441
                                                        -------------
                                                           11,797,280

                                               Par           Market
                                              Value          Value
                                         ---------------------------------
UTILITIES: 4.0%
Baltimore Gas & Electric Co.
   8.92% Med. Term Note, 7/16/98             $1,000,000    $1,028,750
Central Maine Power Co.
   6.5%, 7/22/97                              1,500,000     1,500,000
Colonial Gas-Series A
   6.81%, 5/19/27                             1,500,000     1,509,375
Commonwealth Edison Co.
   9.375%, 2/15/00                              500,000       530,000
Detriot Edison Co.
   6.56%, 5/1/01                              2,000,000     1,987,500
Great Lakes Power Inc.
   9.0%, 8/1/04                               1,500,000     1,618,125
Houston Light & Power Capital Trust II
   8.257%, 2/1/37                             1,900,000     1,923,750
MidAmerican Energy
   6.5%, 12/15/01                             1,250,000     1,235,938
National Rural Utilities Cooperative Finance
   Corp. 8.5%, 2/15/98                        1,000,000     1,016,250
Nevada Power Co.
   7.06%, 5/1/00                              1,500,000     1,516,875
Noble Affiliates
   7.25%, 10/15/23                              600,000       566,250
Old Dominion Electric Co-op SE
   7.48%, 12/1/13                             1,500,000     1,522,500
Pacific Gas & Electric Co.
   6.25%, 8/1/03                              2,000,000     1,940,000
Pennsylvania Power & Light
   7.7%, 10/1/09                              3,000,000     3,108,750
PSI Energy Inc.
   8.57%, 12/27/11                              500,000       557,500
Public Service Co. of Colorado
   6.375%, 11/1/05                            1,500,000     1,443,750
South Carolina Electric
   9.0%, 7/15/06                              2,500,000     2,818,750
Texas Gas Transmission Corp.
   8.625%, 4/1/04                             2,000,000     2,172,500
Texas Utilities Co.
   7.375%, 8/1/01                             1,500,000     1,531,875
Washington Water & Power Co.
   8.01%, 12/17/01                            1,000,000     1,042,500
                                                        -------------
                                                           30,570,938

TOTAL LONG-TERM DEBT INVESTMENTS: 38.4%
(Cost $293,023,338)                                       296,068,163
                                                        -------------

                                               Number
COMMON STOCKS:                                of Shares
                                         ----------------
AEROSPACE AND DEFENSE: 1.1%
GenCorp Inc.                                     33,000       763,125
McDonnell Douglas Corp.                          22,200     1,520,700
United Technologies Corp.                        67,300     5,585,900
                                                        -------------
                                                            7,869,725

AUTOMOBILES AND AUTO PARTS: 1.6%
BF Goodrich                                      53,000     2,295,563
Cooper Industries Inc.                           35,900     1,786,025
Ford Motor Co.                                  130,900     4,941,475
General Motors Corp.                             46,900     2,611,744
Simpson Industries                               55,800       596,363
                                                        -------------
                                                           12,231,170

BANKING, FINANCE AND INSURANCE: 8.3%
Allstate Corp.                                   11,310       825,630
AmSouth Bancorporation                           54,000     2,041,875
Bank of Boston Corp.                             61,600     4,439,050
Bank of New York Co. Inc.                        18,800       817,800
BankAmerica Corp.                                25,000     1,614,063
Bear Stearns Co., Inc.                          131,969     4,511,690
Chase Manhattan Corp.                            65,100     6,318,769
Cigna Corp.                                      29,400     5,218,500
Comerica Inc.                                    15,400     1,047,200

                                               Number        Market
                                              of Shares      Value
                                         ---------------------------------
Deposit Guaranty*                                19,500      $614,250
First Chicago NBD Corp.                          96,835     5,858,518
Fremont General Corp.                            17,200       692,300
Imperial Credit Mortgage Holdings                37,400       770,206
Magna Group Inc.                                 18,400       639,400
Marsh & McLennan Cos., Inc.                      69,800     4,981,975
MBIA Inc.                                         3,700       417,406
NationsBank Corp.                                57,400     3,702,300
Onbancorp Inc.                                   13,100       667,281
One Valley Bancorp Inc.                          18,250       766,500
Paine Webber Group Inc.                          49,800     1,743,000
Peoples Heritage Financial Group                 19,100       721,025
Renaissancere Holdings Ltd.                      16,200       616,613
Salomon Inc.                                     16,200       901,125
Selective Insurance Group                        13,700       663,594
Student Loan Marketing Association               34,500     4,381,500
Torchmark Corp.                                  56,500     4,025,625
Travelers Group Inc.                             92,033     5,803,831
                                                        -------------
                                                           64,801,026

BUILDINGS AND MATERIALS: 0.4%
Armstrong World Industries Inc.                  13,400       983,225
Centex Construction Products                     32,500       633,750
Champion Enterprises Inc.*                       28,400       422,450
USG Corp.*                                       28,900     1,054,850
                                                        -------------
                                                            3,094,275

CABLE, MEDIA AND PUBLISHING: 1.4%
Bowne & Co.                                      20,000       696,250
Carmike Cinemas Inc.*                            20,400       668,100
Dun & Bradstreet Corp.*                          91,400     2,399,250
HBO & Co.                                        42,800     2,947,850
Hollinger International Inc.                     62,600       700,338
McClatchy Newspapers                             24,200       710,875
Moore Corp. Ltd.                                    141         2,776
New York Times Co.                               36,300     1,833,150
Pulitzer Publishing                              13,066       692,498
                                                        -------------
                                                           10,651,087

CHEMICALS: 1.3%
Dow Chemical                                     66,000     5,750,250
Fuller (H.B.) Co.                                11,100       610,847
International Specialty Products*                47,300       665,156
Learonal Inc.                                    27,100       772,350
Olin Corp.                                       24,200       945,313
Quaker Chemical Corp.                            35,000       608,125
Tredegar Industries                              12,300       682,650
                                                        -------------
                                                           10,034,691

COMPUTERS AND TECHNOLOGY: 4.0%
American Power Conversion*                      114,400     2,162,875
Cadence Design Systems Inc.*                     80,525     2,697,588
Compaq Computer Corp.*                           57,300     5,687,025
Gateway 2000 Inc.*                               17,400       564,413
Hutchinson Technology*                           24,600       597,319
Hyperion Software Corp.*                         35,400       792,075
Jabil Circuit Inc.*                               8,900       744,263
Merisel Inc.*                                   336,200       672,400
MicroAge Inc.*                                   33,700       625,556
Micron Electronics Inc.*                         32,100      573,788
Microsoft Corp.*                                 16,700     2,112,028
Read-Rite Corp.*                                 52,300     1,090,128
Shared Medical Systems Corp.                     14,400       775,800
Smart Modular Technologies*                      17,400       591,600
Sun Microsystems Inc.*                          139,100     5,177,128
Viewlogic Systems*                               43,200       634,500
Wall Data Inc.*                                  26,500       700,594
Western Digital Corp.*                          132,400     4,187,150
Xircom Inc.*                                     38,600       481,294
                                                        -------------
                                                           30,867,524


                                               Number        Market
                                              of Shares      Value
                                         ---------------------------------
CONSUMER PRODUCTS: 4.1%
Clorox Co.                                       21,400   $2,824,800
Damark International Inc.*                       46,300       711,863
General Electric Co.                            156,200    10,211,575
Maytag Corp.                                     47,200     1,233,100
Philip Morris Cos., Inc.                        231,000    10,250,625
Procter & Gamble Co.                             50,900     7,189,625
                                                        -------------
                                                           32,421,588

ELECTRONICS AND ELECTRICAL: 0.8%
Alliant Techsystems Inc.*                        13,300       731,500
American Residential Services*                   28,900       671,925
CDI Corp.*                                       15,800       658,663
Helix Technology Corp.                           16,300       658,113
Kuhlman Corp.                                    21,100       680,475
MascoTech Inc.                                   28,000       584,500
Rexel Inc.*                                      36,100       667,850
Tektronix Inc.                                   11,600       696,000
Veeco Instruments Inc.*                          16,800       652,050
                                                        -------------
                                                            6,001,076

ENERGY: 5.0%
Atlantic Richfield Co.                           75,800     5,343,900
EVI Inc.*                                        16,600       697,200
Exxon Corp.                                     119,400     7,343,100
Halliburton Co.                                  38,800     3,074,900
Louis Dreyfus Natural Gas*                       34,500       560,625
Mesa Inc.                                       111,100       638,825
Mitchell Energy & Development                    28,900       628,575
Northwest Natural Gas Co.                        26,400       691,350
Occidental Petroleum Corp.                      132,500     3,320,781
Ocean Energy Inc.                                12,600       582,750
Oryx Energy Co.                                  91,500     1,932,938
Royal Dutch Petroleum                            94,000     5,111,250
Texaco Inc.                                      51,900     5,644,125
Unocal Corp.                                     86,300     3,349,519
                                                        -------------
                                                           38,919,838

ENVIRONMENTAL SERVICES: 0.4%
Honeywell Inc.                                   35,900     2,723,913


FOOD, BEVERAGE AND TOBACCO: 3.6%
Boston Chicken Inc.                              84,300     1,177,566
Campbell Soup Co.                                47,600     2,380,000
CKE Restaurants Inc.                             21,950       694,169
Coca Cola Co.                                    81,200     5,663,700
ConAgra Inc.                                     66,900     4,289,963
Dekalb Genetics Corp.                             8,300       661,925
Foodmaker Inc.*                                  45,800       749,975
Fortune Brands Inc.                              11,800       440,288
Gallagher Group*                                 11,800       217,563
Heinz (H.J.) Co.                                 72,050     3,323,306
Hershey Foods Corp.                              40,900     2,262,281
Lance Inc.                                       33,900       648,338
RJR Nabisco Holdings Corp.                      102,580     3,385,140
ShowBiz Pizza Time Inc.*                         26,200       692,663
Smithfield Foods Inc.                            12,400       763,375
                                                        -------------
                                                           27,350,252

HEALTHCARE AND PHARMACEUTICALS: 5.8%
ADAC Laboratories                                27,400       647,325
Amgen Inc.*                                      80,900     4,699,784
Bristol-Myers Squibb Co.                        106,400     8,618,400
Gensia Pharmaceuticals*                         144,500       636,703
Healthsouth Corp.*                               53,400    1,331,663
Herbalife International Inc.                     41,600       673,400
Johnson & Johnson                                73,400     4,725,125
Lincare Holdings Inc.*                           47,400     2,039,681
Merck & Company Inc.                             76,400     7,907,400
Oxford Health Plans                              38,100     2,734,866
Protein Design Labs Inc.*                        19,600       553,700
RoTech Medical Corp.*                            39,400       791,694
Safeskin Corp.*                                  27,000       795,656
Schering-Plough Corp.                           144,200     6,903,575

                                               Number        Market
                                              of Shares      Value
                                         ---------------------------------
Somatogen                                       138,800      $650,625
Sybron International Corp.*                      19,500       777,563
Universal Health Services                        15,200       585,200
                                                        -------------
                                                           45,072,360

INDUSTRIAL MACHINERY: 2.4%
Caterpillar Inc.                                 57,500     6,174,063
Graco Inc.                                       21,100       635,638
Harris Corp. Delaware                            34,700     2,914,800
Ingersoll-Rand Co.                               47,800     2,951,650
Intermet Corp.                                   40,000       643,750
Johnson Controls Inc.                           101,200     4,155,525
Manitowoc Co., Inc.                              16,200       757,350
                                                        -------------
                                                           18,232,776

LEISURE, LODGING AND ENTERTAINMENT: 1.0%
Brunswick Corp.                                  16,200       506,250
Callaway Golf Co.                                87,600     3,109,800
HFS Inc.*                                        35,145     2,038,410
King World Productions Inc.*                     56,700     1,984,500
                                                        -------------
                                                            7,638,960

METALS AND MINING: 0.8%
Asarco Inc.                                      66,200     2,027,375
Phelps Dodge Corp.                               35,500     3,024,156
Valmont Industries                               29,400       564,113
Zeigler Coal Holding Co.                         25,700       600,738
                                                        -------------
                                                            6,216,382

MISCELLANEOUS: 0.6%
Barnes Group Inc.                                25,000       737,500
CDW Computer Centers Inc.*                       12,650       671,241
Corestaff Inc.*                                  30,100       814,581
Figgie International                             53,800       733,025
Personnel Group of America Inc.*                 20,800       599,300
Plantronics Inc.*                                14,000       701,750
Robert Half International Inc.*                   15100       710,644
                                                        -------------
                                                            4,968,041

PAPER AND FOREST PRODUCTS: 0.8%
Avery Dennison Corp.                            111,900     4,489,988
James River Corp. of Virginia                    23,500       869,500
Republic Group                                   37,290       750,461
                                                        -------------
                                                            6,109,949

REAL ESTATE: 0.1%
U.S. Home Corp.*                                 22,300       592,344


RETAIL: 3.2%
Burlington Coat Factory Warehouse                33,300       649,350
Carson Pirie Scott & Co.*                        20,000       635,000
CVS Corporation                                  22,200     1,137,750
Fabri-Centers of America*                        27,100       738,475
Family Dollar Stores                            123,400     3,362,650
Filene's Basement Corp.*                        102,000       672,562
The Gap Inc.                                     18,000       699,750
Genesco Inc.*                                    50,900       722,144
Jostens Inc.                                     84,500     2,228,688
Lands' End Inc.*                                 19,800       586,575
Proffitt's Inc.*                                 16,400       718,525
Russ Berrie & Co. Inc.                           26,600       583,538
Safeway Inc.*                                    60,800     2,804,400
Sanmina Corp.*                                   11,000       688,875
Sears Roebuck & Co.                              68,000     3,655,000
TJX Cos. Inc.                                   193,000     5,090,375
                                                        -------------
                                                           24,973,657

TELECOMMUNICATIONS: 4.5%
ADC Telecommunications                           97,700     3,266,844
Ameritech Corp.                                  89,800     6,100,767
Ascend Communications Inc.*                      24,600       966,319
BellSouth Corp.                                  65,800     3,051,475
Comnet Cellular Inc.*                            22,600       788,175
GTE Corp.                                        58,300     2,557,913


                                               Number        Market
                                              of Shares      Value
                                         ---------------------------------
LCI International Inc.                           20,000     $437,500
Nynex Corp.                                      63,300     3,647,663
Pairgain Technologies Inc.*                     102,500     1,591,953
SBC Communications Inc.                          47,032     2,910,105
Tellabs Inc.*                                    66,800     3,728,275
U.S. West Communications Group                  140,900     5,310,169
                                                        -------------
                                                           34,357,158

TEXTILES AND APPAREL: 0.7%
Fruit of the Loom Inc.*                          20,200       626,200
Miller (Herman) Inc.                              6,700       240,363
Nautica Enterprises Inc.                         25,100       664,366
Nike Inc.                                        41,900     2,445,913
Tommy Hilfiger Corp.*                             1,000        40,188
Westpoint Stevens Inc.*                          15,100       589,844
Williams Sonoma Inc.*                            16,300       697,844
                                                        -------------
                                                            5,304,718

TRANSPORTATION AND SHIPPING: 0.9%
American West Holding Corp.*                     39,100       566,950
AMR Corp.*                                       22,800     2,109,000
Comair Holdings Inc.                             25,000       692,969
Continental Airlines*                            19,500       681,281
Tidewater Inc.                                   29,400     1,293,600
UAL Corp.*                                       17,000     1,216,563
                                                        -------------
                                                            6,560,363

UTILITIES: 1.8%
Black Hills Corp.                                21,100       601,350
Consolidated Edison of NY                        27,700       815,419
Edison International                            142,100     3,534,738
General Public Utilities Inc.                    40,100     1,438,588
Green Mountain Power Corp.                       25,600       606,400
Laclede Gas Co.                                  29,400       639,450
Northwestern Public Service Co.                  35,000       752,500
Ohio Edison Co.                                  24,200       527,863
Texas Utilities Co.                             101,700     3,502,294
TNP Enterprises                                  24,800       575,050
Unicom Corp.                                     45,400     1,010,150
                                                        -------------
                                                           14,003,802

TOTAL COMMON STOCKS: 54.6%
(Cost $283,554,669)                                       420,996,675
                                                        -------------
                                               Par
MONEY MARKET INSTRUMENTS:                     Amount
                                         ----------------
Corporate Asset Funding
   5.0%, 7/30/97                             $9,300,000     9,258,421
Dupont E I De Nemours & Co.
   5.58%, 7/8/97                             11,100,000    11,087,805
General Electric Capital Corp.
   5.6%, 7/3/97                               4,000,000     3,998,762
Hertz Corp.
   5.58%, 7/7/97                              7,500,000     7,493,138
Merrill Lynch and Co.
   5.5%, 7/2/97                              15,300,000    15,297,644
   5.59%, 7/23/97                             1,200,000     1,195,915
                                                        -------------


TOTAL MONEY MARKET INSTRUMENTS: 6.3%
(Cost $48,331,685)                                         48,331,685
                                                        -------------

TOTAL INVESTMENTS: 99.3%
(Cost $624,909,692)                                       765,396,523
                                                        -------------

Other Assets Over Liabilities: 0.7%                         5,358,688
                                                        -------------

NET ASSETS: 100.0%
(Equivalent to $17.510 per share based on
44,017,708 shares issued and outstanding)                $770,755,211
                                                        -------------

MONEY MARKET FUND

STATEMENT OF NET ASSETS - UNAUDITED
June 30, 1997

INVESTMENTS:
                                               Par           Market
MONEY MARKET INSTRUMENTS:                     Amount         Value
                                         --------------------------------
AUTOMOBILE AND AUTO PARTS: 2.4%
Daimler-Benz NA Corp.
 5.59%,8/05/97                               $1,000,000      $994,604
 5.75%,8/19/97                                1,400,000     1,389,196
                                                            2,383,800

BANKING, FINANCE AND INSURANCE: 66.7%
American Express Centurion Bank
 5.6575%,4/20/98                              4,500,000     4,500,000
Associates Corp. North America
 5.68%,8/11/97                                3,600,000     3,577,040
Bankers Trust Company
 5.32%,7/21/97                                4,500,000     4,486,700
Cargill Financial Services
 5.45%,7/03/97                                4,000,000     3,998,789
Chase Manhattan Bank
 5.61%,7/07/97                                4,400,000     4,395,915
Corporate Asset Funding
 5.58%,8/14/97                                3,000,000     2,979,687
First Bank North America
 5.6075%,4/10/98                              4,500,000     4,497,649
International Lease Finance
 5.53%,7/18/97                                4,400,000     4,388,572
J.P. Morgan & Co. Inc.
 5.51%,7/21/97                                3,300,000     3,289,898
 5.51%,7/21/97                                1,200,000     1,196,327
Merrill Lynch & Co. Inc.
 6.2%,7/01/97                                 2,700,000     2,700,000
 5.55%,7/02/97                                1,500,000     1,499,770
 5.3%, 7/10/97                                3,000,000     2,996,025
Met-Life Funding Corp.
 5.59%,7/28/97                                4,500,000     4,481,303
PNC Bank
 5.69%,6/05/98                                3,000,000     3,001,365
Private Export Funding
 5.6%,7/14/97                                 4,800,000     4,790,380
Smith Barney Inc.
 5.57%,7/09/97                                3,300,000     3,295,937
 5.59%,8/07/97                                1,300,000     1,292,585
Sun Trust Bank Inc.
 5.56%,8/01/97                                4,000,000     3,980,849
                                                        -------------
                                                           65,348,791

CABLE, MEDIA AND PUBLISHING: 1.4%
Donnelly (RR) & Sons
 5.57%,7/28/97                                1,400,000     1,394,204


CHEMICALS: 7.9%
Dupont EI De Nemours & Co.
 5.65%,8/18/97                                4,800,000     4,764,352
Monsanto
 5.26%,7/17/97                                3,000,000     2,992,987
                                                        -------------
                                                            7,757,339

CONSUMER PRODUCTS AND SERVICES: 5.0%
PHH Corp.
 5.68%,5/26/98                                4,900,000     4,900,000


INDUSTRIAL MACHINERY: 4.6%
Caterpillar Financial
 5.63%,7/28/97                                4,500,000     4,500,000


PAPER: 4.6%
Weyerhauser Co.
 5.61%,7/31/97                                4,500,000     4,479,150


                                               Par           Market
                                              Amount         Value
                                         ---------------------------------
TELECOMMUNICATIONS: 10.2%
Ameritech Corp.
 5.63%,8/25/97                               $4,200,000    $4,164,388
AT&T  Corp.
 5.6%,8/05/97                                 4,000,000     3,978,494
Motorola Inc.
 5.53%,7/23/97                                1,900,000     1,893,612
                                                        -------------
                                                           10,036,494

TOTAL MONEY MARKET INSTRUMENTS: 102.8%
(Cost $100,799,778)                                       100,799,778
                                                        -------------


TOTAL INVESTMENTS: 102.8%
(Cost $100,799,778)                                       100,799,778
                                                        -------------

Other Assets Under Liabilities: (2.8%)                     (2,800,726)
                                                        -------------

NET ASSETS: 100.0%
(Equivalent to $10.00 per share based on
9,799,905 shares issued and outstanding)                  $97,999,052
                                                        =============


SOCIAL AWARENESS FUND

STATEMENT OF NET ASSETS-UNAUDITED
June 30, 1997

INVESTMENTS:
                                               Number        Market
COMMON STOCKS:                                of Shares      Value
                                         ---------------------------------
BANKING, FINANCE AND INSURANCE: 30.2%
Ahmanson (H.F.) & Co.                           268,900   $11,562,700
Allstate Corp.                                  120,634     8,806,282
AmSouth Bancorporation                          262,350     9,920,109
Bank of Boston Corp.                            119,700     8,625,881
Bank of New York Inc.                           177,200     7,708,200
BankAmerica Corp.                               212,400    13,713,075
Bear,Stearns & Co., Inc.                        286,694     9,801,351
Chase Manhattan Corp.                           115,500    11,210,719
Cigna Corp.                                      75,300    13,365,750
City National Corp.                             329,500     7,928,594
Comdisco Inc.                                    85,100     2,212,600
Comerica Corp.                                  166,200    11,301,600
Edwards (A.G.) Inc.                             229,500     9,897,188
First Chicago NBD Corp.                         107,311     6,492,316
First of America Bank Corp.                     204,450     9,353,588
First Union Corp.                                62,100     5,744,250
Marsh & McLennan Cos. Inc.                      197,200    14,075,150
Mellon Bank Corp.                               294,200    13,275,775
Mercury General Corp.                            81,300     5,914,575
Mid Ocean Ltd.                                   51,000     2,674,313
NationsBank Corp.                               218,600    14,099,700
Old Republic International Corp.                224,550     6,806,672
Paine Webber Group Inc.                         290,300    10,160,500
Reliance Group Holdings                         599,200     7,115,500
Republic New York Corp.                          57,200     6,149,000
Student Loan Marketing Association               84,900    10,782,300
SunAmerica Inc.                                 215,600    10,510,500
Travelers Group Inc.                            354,633    22,364,044
                                                        -------------
                                                          271,572,232

BUILDING AND MATERIALS: 0.7%
Oakwood Homes                                   274,600     6,590,400


CABLE, MEDIA AND PUBLISHING: 3.9%
Deluxe Corp.                                    218,300     7,449,488
Ennis Business Forms Inc.                       176,800     1,701,700
Harland John H. Co.                             209,900     4,788,344
HBO & Co.                                       176,700    12,170,213
New York Times Co.                              182,300     9,206,150
                                                        -------------
                                                           35,315,895

CHEMICALS: 0.3%
International Flavors & Fragrances Inc.          44,700     2,257,350

                                               Number        Market
                                              of Shares      Value
                                         ---------------------------------
COMPUTERS AND TECHNOLOGY: 9.5%
American Power Conversion Corp.*                484,700    $9,163,859
Cadence Design Systems Inc.*                    281,200     9,420,200
Cisco Systems Inc.*                              41,600     2,793,700
Compaq Computer Corp.*                          173,000    17,170,250
Gartner Group Inc.Class A*                      237,100     8,513,372
Micron Electronics Inc.*                         66,600     1,190,475
Microsoft Corp.*                                133,000    16,820,344
Quantum Corp.*                                  529,200    10,765,913
Western Digital Corp.*                          298,600     9,443,225
                                                        -------------
                                                           85,281,338

CONSUMER PRODUCTS: 3.3%
Avon Products Inc.                              156,100    11,014,806
Clorox Co.                                       67,600     8,923,200
Omnicom Group Inc.                              161,700     9,964,763
                                                        -------------
                                                           29,902,769

ELECTRONICS AND ELECTRICAL: 1.9%
Anixter International Inc.*                     137,700     2,366,719
Tellabs Inc.*                                   265,600    14,823,800
                                                        -------------
                                                           17,190,519

ENERGY: 2.4%
Global Marine Inc.*                             227,500     5,289,375
Helmerich & Payne Inc.                           70,000     4,033,750
Oryx Energy Co.*                                299,200     6,320,600
Union Texas Petroleum Holdings Inc.             286,000     5,988,125
                                                        -------------
                                                           21,631,850

FOOD, BEVERAGE AND TOBACCO: 9.1%
Boston Chicken Inc.*                            326,400     4,559,400
Campbell Soup Co.                               180,200     9,010,000
Coca Cola Co.                                   233,000    16,251,750
Flowers Industries Inc.                         496,050     8,339,841
Hershey Foods Corp.                             205,500    11,366,719
Hormel Foods Corp.                               80,400     2,160,750
International Multifoods Corp.                   74,000     1,859,250
Interstate Bakeries                             185,000    10,972,813
Quaker Oats Co.                                 224,100    10,056,488
Ralston-Purina Co.                               72,600     5,966,813
Universal Foods Corp.                            34,500     1,315,313
                                                        -------------
                                                           81,859,137

HEALTHCARE AND PHARMACEUTICALS: 8.5%
Amgen Inc.*                                     173,200    10,061,837
Healthsouth Rehabilitation Corp.*               359,000     8,952,563
Johnson & Johnson                               269,400    17,342,625
Lincare Holdings Inc.*                          134,100     5,770,491
Oxford Health Plans Inc.*                       147,900    10,616,447
Phycor Inc.*                                    138,800     4,775,587
Schering-Plough Corp.                           380,000    18,192,500
                                                        -------------
                                                           75,712,050

LEISURE AND ENTERTAINMENT : 1.5%
Callaway Golf Co.                               215,200     7,639,600
Fleetwood Enterprises Inc.                       64,000     1,908,000
King World Productions Inc.*                     95,300     3,335,500
                                                        -------------
                                                           12,883,100

METALS AND MINING: 0.3%
Cleveland-Cliffs Inc.                            62,900     2,563,175


PACKAGING AND CONTAINERS: 0.5%
Sealed Air Corp.*                                99,000     4,702,500


PAPER AND FOREST PRODUCTS: 0.3%
Avery Dennison Corp.                             67,000     2,688,375


RETAIL: 9.4%
CVS Corporation                                  73,200     3,751,500
The Gap Inc.                                    218,000     8,474,750


                                               Number        Market
                                              of Shares      Value
                                         ---------------------------------
Jostens Inc.                                     83,300    $2,197,038
Ross Stores Inc.                                356,075    11,628,074
Safeway Inc.*                                   261,512    12,062,241
Sears,Roebuck & Co.                             266,100    14,302,875
Staples Inc.*                                    41,000       950,687
Tiffany & Co..                                  247,700    11,440,644
TJX  Cos. Inc.                                  472,200    12,454,275
Wal-Mart Stores                                  27,800      939,988
Woolworth Corp*                                 265,000     6,360,000
                                                        -------------
                                                           84,562,072

TELECOMMUNICATIONS: 10.2%
ADC Telecommunications Inc.*                    244,100     8,162,094
Ameritech Corp.                                 281,600    19,131,200
Ascend Communications Corp.*                     70,400     2,765,400
Bell Atlantic Corp.                             171,800    13,035,325
Nynex Corp.                                     196,500    11,323,313
PairGain Technologies Inc.*                     415,900     6,459,447
Picturetel Corp.*                               214,300     2,039,190
SBC Communications Inc.                         307,932    19,053,292
U.S. West Communications Group                  249,000     9,384,188
                                                        -------------
                                                           91,353,449

TEXTILES AND APPAREL : 1.0%
Miller (Herman) Inc.                             18,200       652,925
Nike Inc.                                        52,100     3,041,338
Tommy Hilfiger Corp.*                           129,500     5,204,281
                                                        -------------
                                                            8,898,544

TRANSPORTATION AND SHIPPING: 1.2%
AMR Corp.*                                       58,500     5,411,250
Paccar                                           51,200     2,377,600
Tidewater Inc.                                   17,800       783,200
UAL Corp.*                                       34,400     2,461,750
                                                        -------------
                                                           11,033,800

TOTAL  COMMON STOCKS: 94.2%
(cost $629,340,171)                                       845,998,555
                                                        -------------

                                               Par
MONEY MARKET INSTRUMENTS:                     Amount
                                         ----------------
Bell Atlantic Financial
  5.55%, 7/21/97                           $11,100,000     11,065,775
Cargill Financial Services
  5.51%, 7/10/97                              5,600,000     5,592,300
Dun & Bradstreet Corp.
  5.67%, 7/23/97                              3,600,000     3,587,570
Merrill Lynch & Co.
  5.55%, 7/1/97                               6,500,000     6,500,000
  5.54%, 7/2/97                               2,000,000     1,999,693
  5.55%, 7/7/97                               3,800,000     3,796,478
  5.59%, 7/23/97                              1,900,000     1,893,533
Mitsui & Co.
  5.60%, 7/8/97                               2,300,000     2,297,505
  5.62%,7/9/97                                6,500,000     6,491,954
  5.61%,7/15/97                               2,000,000     1,995,660
  5.63%,7/17/97                               1,400,000     1,396,516
Novartis Finance Corp.
  5.65%, 7/8/97                               1,000,000       998,901
Smith Barney
  5.55%, 7/14/97                              4,100,000     4,091,813
United States Treasury Bill (+)
  5.55%, 4/30/98                              2,000,000     1,906,659
                                                        -------------


TOTAL MONEY MARKET INSTRUMENTS: 6.0%
(cost $53,614,357 )                                        53,614,357
                                                        -------------


TOTAL INVESTMENTS: 100.2%
(cost $682,954,528 )                                      899,612,912
                                                        -------------

                                                             Market
                                                             Value
                                                       -------------------
Other Assets Under Liabilities: (0.2%)                    ($1,655,943)
                                                        -------------

NET ASSETS: 100.0%
(equivalent to $30.083 per share based on
29,849,273 shares issued and outstanding)                $897,956,969
                                                        -------------


SPECIAL OPPORTUNITIES FUND

STATEMENT OF NET ASSETS- UNAUDITED
June 30, 1997

INVESTMENTS:
                                               Number        Market
COMMON STOCKS:                                of Shares      Value
                                         ---------------------------------
AEROSOPACE: 1.0%
McDonnell Douglas Corp.                         100,700    $6,897,950


AUTOMOBILE AND AUTO PARTS: 2.9%
BF Goodrich                                     145,000     6,280,313
Cooper Industries Inc.                          143,500     7,139,125
Dana Corp.                                      190,300     7,231,400
                                                        -------------
                                                           20,650,838

BANKING, FINANCE AND INSURANCE: 13.7%
AmSouth Bancorporation                          175,000     6,617,188
Bank of Boston Corp.                             88,800     6,399,150
Bear,Stearns & Co., Inc.                        202,999     6,940,028
Cigna Corp.                                      42,400     7,526,000
Edwards (A.G.) Inc.                             182,700     7,878,938
Equifax Inc.                                    209,800     7,801,938
Marsh & McLennan Cos. Inc.                      105,200     7,508,650
MBIA Inc.                                        62,000     6,994,375
Mercury General Corp.                           103,800     7,551,450
Mid Ocean Ltd.                                  125,700     6,591,394
Old Republic International Corp.                225,500     6,835,469
Pacific Century Financial Corp.                 155,000     7,168,750
Star Banc Corp.                                 160,000     6,760,000
Student Loan Marketing Association               53,500     6,794,500
                                                        -------------
                                                           99,367,830

BUILDINGS AND MATERIALS: 3.0%
Carpenter Technology                            154,900     7,086,675
Centex Corp.                                    182,900     7,430,313
USG Corp.                                       190,000     6,935,000
                                                        -------------
                                                           21,451,988

CABLE, MEDIA & PUBLISHING: 5.5%
Deluxe Corp.                                    207,600     7,084,350
Harland (John H.)                               232,700     5,308,469
HBO & Co.                                       105,800     7,286,975
Moore Corp., Ltd.                               319,000     6,280,313
New England Business Services Inc.              241,800     6,362,363
New York Times Co.                              146,500     7,398,250
                                                        -------------
                                                           39,720,720

CHEMICALS: 2.5%
Cytec Industries                                168,000     6,279,000
Dexter Corp.                                    215,800     6,905,600
International Flavors & Fragrances Inc.          94,000     4,747,000
                                                        -------------
                                                           17,931,600

COMPUTERS AND TECHNOLOGY:  6.9%
American Power Conversion Corp.*                343,300     6,490,516
BMC Software Inc.*                              135,300     7,500,694
Cadence Design Systems Inc.*                    198,375     6,645,563
PeopleSoft Inc.*                                140,000     7,376,250
Quantum Corp.*                                  357,200     7,266,788
Sun Microsystems *                              207,500     7,722,891
Western Digital Corp.*                          215,100     6,802,538
                                                        -------------
                                                           49,805,240

                                               Number        Market
                                              of Shares      Value
                                         ---------------------------------
CONSUMER PRODUCTS:  1.9%
Clorox Co.                                       52,200    $6,890,400
Masco Corp.                                     170,000     7,097,500
                                                        -------------
                                                           13,987,900

ELECTRONICS AND ELECTRICAL:  2.9%
Hubbell-Class  B                                166,800     7,339,200
SCI Systems*                                    114,500     7,299,375
Ucar International Inc.*                        141,500     6,473,625
                                                        -------------
                                                           21,112,200

ENERGY:  7.7%
National Fuel & Gas Co.                         152,700     6,403,856
Occidental Petroleum Corp.                      269,000     6,741,813
Oryx Energy Co.*                                325,300     6,871,963
Peoples Energy Corp.                            190,000     7,113,125
Phillips Petroleum Co.                          158,400     6,930,000
Smith International Inc.*                       121,600     7,387,200
Union Texas Petroleum Holdings, Inc.            352,500     7,380,469
USX - Maraton Group Inc.                        249,500     7,204,313
                                                        -------------
                                                           56,032,739

ENVIROMENTAL SERVICES: 1.0%
Honeywell Corp.                                  93,200     7,071,550


FOOD, BEVERAGE AND TOBACCO: 5.2%
Dean Foods Co.                                  180,200     7,275,575
Fortune Brands Inc.                             194,600     7,261,013
Gallagher Group Plc                             127,200     2,345,250
International Multifoods Corp.                  266,500     6,695,813
Interstate Bakeries                             128,900     7,645,381
Universal Food Corp.                            204,100     6,480,175
                                                        -------------
                                                           37,703,207

HEALTHCARE AND PHARMACEUTICALS: 2.9%
Health Management Associates Class A *          240,400     6,851,400
Lincare Holdings Inc.*                          167,500     7,207,734
U.S. Surgical Corp.                             195,900     7,297,275
                                                        -------------
                                                           21,356,409

INDUSTRIAL MACHINERY: 4.7%
American Standard Co. *                         151,200     6,766,200
Durco International Inc.                        253,700     7,468,294
Ingersoll-Rand Co.                              116,500     7,193,875
Johnson Controls Inc.                           154,600     6,348,263
Snap-On Tools Inc.                              166,700     6,563,813
                                                        -------------
                                                           34,340,445

LEISURE AND ENTERTAINMENT: 2.9%
Callaway Golf Co.                               209,900     7,451,450
Fleetwood Enterprises                           217,200     6,475,275
MGM Grand Inc.*                                 196,800     7,281,600
                                                        -------------
                                                           21,208,325

METALS AND MINING: 5.0%
Asarco Inc.                                     234,200     7,172,375
Ball Corp.                                      245,500     7,380,344
Bethlehem Steel Corp.*                          669,700     6,989,994
Nucor Corp.*                                    127,200     7,282,200
Phelps Dodge Corp.                               88,200     7,513,538
                                                        -------------
                                                           36,338,451

MISCELLANEOUS: 1.0%
Corrections Corporation of America*             189,300     7,524,675


PAPER AND FOREST PRODUCTS:  1.7%
Avery- Dennison Corp.                           154,900     6,215,363
Chesapeake Corp.                                185,400     6,257,250
                                                        -------------
                                                           12,472,613

                                               Number        Market
                                              of Shares      Value
                                         ---------------------------------
RETAIL:  8.8%
CVS Corporation                                 136,200    $6,980,250
Harsco Corp.                                    177,000     7,168,500
Liz Claiborne Inc.                              151,200     7,049,700
Neiman-Marcus Group*                            240,600     6,315,750
Ross Stores Inc.                                223,200     7,288,875
Safeway Inc.*                                   146,812     6,771,703
Staples Inc.*                                   300,775     6,974,220
Tiffany & Co.                                   160,900     7,431,569
TJX Cos. Inc.                                   288,000     7,596,000
                                                        -------------
                                                           63,576,567

TELECOMMUNICATIONS:  3.2%
ADC Telecommunications Inc.*                    204,400     6,834,625
Ascend Communications Inc.*                     132,200     5,192,981
Cincinnati Bell Inc.                            228,800     7,207,200
PairGain Technologies Inc.*                     271,700     4,219,841
                                                        -------------
                                                           23,454,647

TEXTILES AND APPAREL: 1.7%
Fruit of the Loom Inc.*                         189,800    5,883,800
Tommy Hilfiger Corp.*                           166,900     6,707,294
                                                        -------------
                                                           12,591,094

TRANSPORTATION AND SHIPPING:  2.7%
AMR Corp.*                                       69,400     6,419,500
Northwest Airlines Corp.*                       154,500     5,648,906
Tidewater Inc.                                  169,900     7,475,600
                                                        -------------
                                                           19,544,006

UTILITIES:   6.2%
Baltimore Gas & Electric Co.                    246,700     6,583,806
General Public Utilities Corp.                  192,500     6,905,938
Rochester Gas & Electric Corp.                  283,100     5,962,794
Sierra Pacific Resources                        236,300     7,561,600
Southwestern Public Service Co.                 178,500     7,017,281
Texas Utilities Co.                             172,900     5,954,233
Unicom Corp.                                    207,900     4,625,775
                                                        -------------
                                                           44,611,427

TOTAL COMMON STOCKS:  94.9%
(Cost $548,466,040)                                       688,752,421
                                                        -------------

                                               Par
MONEY MARKET INSTRUMENTS:                     Amount
                                         ----------------
AT&T Corp.
5.5%, 7/2/1997                               $1,000,000       999,847
Cargill Financial Services
5.5%, 7/10/1997                              10,300,000    10,285,838
General Electric Capital Corp.
5.6%, 7/22/1997                               3,000,000     2,990,200
Merrill Lynch & Co.
5.5%, 7/2/1997                               16,000,000    15,997,533
5.58%, 7/7/1997                               1,200,000     1,198,886
5.55%, 7/9/1997                               1,100,000     1,098,636
Mitsui & Co.
5.62%, 7/15/1997                              1,600,000     1,596,516
Nalco Chemical Corp.
5.58%, 7/8/1997                               1,500,000     1,498,378
United States Treasury Bill (+)
5.55%, 4/30/98                                  500,000       476,665
                                                        -------------


TOTAL MONEY MARKET INSTRUMENTS: 5.0%
(Cost $36,142,499)                                         36,142,499
                                                        -------------


TOTAL INVESTMENTS: 99.9%
(Cost $584,608,539 )                                      724,894,920
                                                        -------------


                                                             Market
                                                             Value
                                                         -----------------
Other Assets Over Liabilities:  0.1%                         $833,223

NET ASSETS:  100.0%
(Equivalent to $30.498 per share based on 23,796,038
shares issued and outstanding)                           $725,728,143
                                                        =============

(+) Fully or Partially pledged as collateral for Financial Futures
*   Non-income producing
**  Par amounts for foreign debt are expressed in local currency

See accompanying notes to financial statements

STATEMENT OF OPERATIONS - UNAUDITED
Six months ended June 30, 1997


                                        AGGRESSIVE                 CAPITAL        EQUITY      GLOBAL ASSET       GROWTH
                                          GROWTH       BOND      APPRECIATION     INCOME       ALLOCATION      AND INCOME
                                           FUND        FUND          FUND          FUND           FUND            FUND
                                        ---------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest                              $810,060  $9,245,168      $776,679      $654,450     $4,817,097         $67,797
-------------------------------------------------------------------------------------------------------------------------
    Dividends                              363,888           -     2,891,040     6,736,923      2,004,623      29,877,677
-------------------------------------------------------------------------------------------------------------------------
    Less: Dividend Tax                           -           -       (74,018)      (58,889)       (28,974)              -
-------------------------------------------------------------------------------------------------------------------------
      TOTAL INVESTMENT INCOME            1,173,948   9,245,168     3,593,701     7,332,484      6,792,746      29,945,474
-------------------------------------------------------------------------------------------------------------------------

EXPENSES:
    Management fees                        931,540     595,474     1,233,647     2,540,748      1,242,084       4,375,161
-------------------------------------------------------------------------------------------------------------------------
    Accounting Fees                         59,741      63,409        62,130       101,980         94,064         356,315
-------------------------------------------------------------------------------------------------------------------------
    Custodial fees                           8,432           -        43,975        29,762        127,144               -
-------------------------------------------------------------------------------------------------------------------------
    Directors fees                           1,500       1,500         1,500         1,500          1,500           1,500
-------------------------------------------------------------------------------------------------------------------------
    Printing and Postage                    13,743      24,383        12,076        15,111         21,223          98,968
-------------------------------------------------------------------------------------------------------------------------
    Other                                    4,189      35,757         4,819        19,788          9,632         128,255
-------------------------------------------------------------------------------------------------------------------------
      TOTAL EXPENSES                     1,019,145     720,523     1,358,147     2,708,889      1,495,647       4,960,199
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                      154,803   8,524,645     2,235,554     4,623,595      5,297,099      24,985,275
-------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Net realized gain(loss) on:
     Investment transactions             5,832,670      86,677    19,358,224     6,630,182     19,128,450      80,085,930
-------------------------------------------------------------------------------------------------------------------------
     Foreign currency transactions               -           -       836,893        (8,338)     1,263,709               -
-------------------------------------------------------------------------------------------------------------------------
     Options written                             -           -             -             -          8,710               -
-------------------------------------------------------------------------------------------------------------------------
      NET REALIZED GAIN ON INVESTMENTS   5,832,670      86,677    20,195,117     6,621,844     20,400,869      80,085,930
-------------------------------------------------------------------------------------------------------------------------
    Net change in unrealized appreciation
       or depreciation on:
            Investments                  7,330,268  (1,952,268)   22,219,011    80,426,906     21,295,980     318,507,894
-------------------------------------------------------------------------------------------------------------------------
            Translation of assets and
              liabilities in foreign
              currencies                         -           -      (313,823)         (163)    (3,781,617)              -
-------------------------------------------------------------------------------------------------------------------------
            Options written                      -           -             -             -              -               -
-------------------------------------------------------------------------------------------------------------------------
            NET CHANGE IN UNREALIZED
            APPRECIATION OR DEPRECIATION
            ON INVESTMENTS               7,330,268  (1,952,268)   21,905,188    80,426,743     17,514,363     318,507,894
-------------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS)  ON INVESTMENTS         13,162,938  (1,865,591)   42,100,305    87,048,587     37,915,232     398,593,824
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS              $13,317,741  $6,659,054   $44,335,859   $91,672,182    $43,212,331    $423,579,099
=========================================================================================================================


See accompanying notes to financial statements.

Six months ended June 30, 1997

                                                                      MONEY          SOCIAL      SPECIAL
                                      INTERNATIONAL   MANAGED         MARKET       AWARENESS  OPPORTUNITIES
                                           FUND         FUND           FUND           FUND         FUND
                                      ---------------------------------------------------------------------
INVESTMENT INCOME:
    Interest                              $149,735  $11,662,964     $2,612,640     $1,343,283    $1,100,534
-----------------------------------------------------------------------------------------------------------
    Dividends                            4,659,933    3,857,458              -      5,656,625     6,037,477
-----------------------------------------------------------------------------------------------------------
    Less: Dividend Tax                    (227,253)           -              -              -             -
-----------------------------------------------------------------------------------------------------------
         TOTAL INVESTMENT INCOME         4,582,415   15,520,422      2,612,640      6,999,908     7,138,011
-----------------------------------------------------------------------------------------------------------

EXPENSES:
    Management fees                      1,798,308    1,352,412        225,544      1,414,523     1,293,181
-----------------------------------------------------------------------------------------------------------
    Accounting Fees                        136,994      145,843         33,650        147,064       137,325
-----------------------------------------------------------------------------------------------------------
    Custodial fees                         116,541            -              -              -             -
-----------------------------------------------------------------------------------------------------------
    Directors fees                           1,500        1,500          1,500          1,500         1,500
-----------------------------------------------------------------------------------------------------------
    Printing and Postage                    17,884       41,531         12,706         22,515        30,673
-----------------------------------------------------------------------------------------------------------
    Other                                   39,110       63,300         23,549         56,865        50,905
-----------------------------------------------------------------------------------------------------------
         TOTAL EXPENSES                  2,110,337    1,604,586        296,949      1,642,467     1,513,584
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                    2,472,078   13,915,836      2,315,691      5,357,441     5,624,427
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized gain(loss) on:
    Investment transactions             12,817,851   28,318,087              -     25,911,101    27,100,762
-----------------------------------------------------------------------------------------------------------
    Foreign currency transactions         (717,996)           -              -              -             -
-----------------------------------------------------------------------------------------------------------
      NET REALIZED GAIN ON INVESTMENTS  12,099,855   28,318,087              -     25,911,101    27,100,762
-----------------------------------------------------------------------------------------------------------
    Net change in unrealized appreciation
       or depreciation on:
            Investments                 37,327,428   30,054,995              -     83,550,692    41,031,496
-----------------------------------------------------------------------------------------------------------
            Translation of assets and
              liabilities in foreign
              currencies                  (189,041)           -              -              -             -
-----------------------------------------------------------------------------------------------------------
            Options written                      -            -              -              -             -
-----------------------------------------------------------------------------------------------------------
            NET CHANGE IN UNREALIZED
            APPRECIATION OR DEPRECIATION
            ON INVESTMENTS              37,138,387   30,054,995              -     83,550,692    41,031,496
-----------------------------------------------------------------------------------------------------------
NET GAIN (LOSS)  ON INVESTMENTS         49,238,242   58,373,082              -    109,461,793    68,132,258
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS              $51,710,320  $72,288,918     $2,315,691   $114,819,234   $73,756,685
===========================================================================================================


See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS - UNAUDITED
Year Ended December 31, 1996 and Six Month Period Ended June 30, 1997


                                               AGGRESSIVE                   CAPITAL        EQUITY     GLOBAL ASSET      GROWTH
                                                  GROWTH        BOND      APPRECIATION     INCOME      ALLOCATION     AND INCOME
                                                   FUND         FUND          FUND          FUND          FUND           FUND
                                             -------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1996                 $138,470,624  $250,816,054  $127,935,784  $238,770,876  $248,772,262  $1,833,450,457

----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
     Net investment income                          57,076    16,821,434     1,919,672     6,935,436     8,285,181      48,237,783
----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments    11,900,740    (3,454,651)   10,296,305    12,117,083    26,677,086      85,813,991
----------------------------------------------------------------------------------------------------------------------------------
     Net change in unrealized appreciation
     or depreciation on investments             16,841,039    (7,435,059)   19,506,786    48,767,044     7,148,121     261,545,447
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE  IN NET ASSETS
RESULTING FROM OPERATIONS                       28,798,855     5,931,724    31,722,763    67,819,563    42,110,388     395,597,221
----------------------------------------------------------------------------------------------------------------------------------

Dividends to shareholder from:
     Net investment income                         (57,076)  (16,821,434)   (1,919,672)   (6,935,436)   (8,285,181)    (48,237,783)
----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments    (2,790,157)            -    (6,563,477)   (4,278,448)  (14,516,993)   (112,217,388)
----------------------------------------------------------------------------------------------------------------------------------
          TOTAL DIVIDENDS TO SHAREHOLDER        (2,847,233)  (16,821,434)   (8,483,149)  (11,213,884)  (22,802,174)   (160,455,171)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE TRANSACTIONS       78,186,517    13,401,561   116,066,459   161,776,782    47,970,999     396,630,995
----------------------------------------------------------------------------------------------------------------------------------

     TOTAL INCREASE (DECREASE) IN NET ASSETS   104,138,139     2,511,851   139,306,073   218,382,461    67,279,213     631,773,045
----------------------------------------------------------------------------------------------------------------------------------


NET ASSETS AT DECEMBER 31, 1996               $242,608,763  $253,327,905  $267,241,857  $457,153,337  $316,051,475  $2,465,223,502


Changes from operations:
     Net investment income                         154,803     8,524,645     2,235,554     4,623,595     5,297,099      24,985,275
----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain on investments            5,832,670        86,677    20,195,117     6,621,844    20,400,869      80,085,930
----------------------------------------------------------------------------------------------------------------------------------
     Net change in unrealized appreciation
     or depreciation on investments              7,330,268    (1,952,268)   21,905,188    80,426,743    17,514,363     318,507,894
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE  IN NET ASSETS
RESULTING FROM OPERATIONS                       13,317,741     6,659,054    44,335,859    91,672,182    43,212,331     423,579,099
----------------------------------------------------------------------------------------------------------------------------------

Dividends to shareholder from:
     Net investment income                               -             -             -             -             -               -
----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments   (11,900,740)            -   (10,296,305)  (12,117,083)  (26,677,086)    (85,813,991)
----------------------------------------------------------------------------------------------------------------------------------
          TOTAL DIVIDENDS TO SHAREHOLDER       (11,900,740)            -   (10,296,305)  (12,117,083)  (26,677,086)    (85,813,991)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE  IN NET ASSETS
RESULTING FROM CAPITAL SHARE TRANSACTIONS       30,727,219     5,791,184    63,952,291   102,939,302    58,735,610     239,992,971
----------------------------------------------------------------------------------------------------------------------------------

     TOTAL INCREASE IN NET ASSETS               32,144,220    12,450,238    97,991,845   182,494,401    75,270,855     577,758,079
----------------------------------------------------------------------------------------------------------------------------------


NET ASSETS AT JUNE 30, 1997                   $274,752,983  $265,778,143  $365,233,702  $639,647,738  $391,322,330  $3,042,981,581
==================================================================================================================================

See accompanying notes to financial statements.

Year Ended December 31, 1996 and Six Month Period Ended June 30, 1997


                                                                                 MONEY           SOCIAL          SPECIAL
                                             INTERNATIONAL      MANAGED          MARKET        AWARENESS      OPPORTUNITIES
                                                  FUND            FUND            FUND            FUND             FUND
                                            -------------------------------------------------------------------------------

NET ASSETS AT JANUARY 1, 1996                 $358,390,603    $589,164,601    $75,319,387     $297,982,902    $505,754,680

--------------------------------------------------------------------------------------------------------------------------
Changes from operations:
     Net investment income                       2,066,271      25,904,853      4,381,291        7,063,379      11,444,983
--------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments    21,685,866      18,028,760              -       36,341,047      47,162,977
--------------------------------------------------------------------------------------------------------------------------
     Net change in unrealized appreciation
     or depreciation on investments             14,664,589      33,901,393              -       73,057,957      32,939,003
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                       38,416,726      77,835,006      4,381,291      116,462,383      91,546,963
--------------------------------------------------------------------------------------------------------------------------

Dividends to shareholder from:
     Net investment income                      (2,066,271)    (25,904,853)    (4,381,291)      (7,063,379)    (11,444,983)
--------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments    (2,498,696)    (37,948,391)             -      (18,559,957)    (38,158,400)
--------------------------------------------------------------------------------------------------------------------------
          TOTAL DIVIDENDS TO SHAREHOLDER        (4,564,967)    (63,853,244)    (4,381,291)     (25,623,336)    (49,603,383)
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE TRANSACTIONS       48,132,300      72,594,054     15,038,221      247,772,594     100,893,476
--------------------------------------------------------------------------------------------------------------------------

     TOTAL INCREASE (DECREASE) IN NET ASSETS    81,984,059      86,575,816     15,038,221      338,611,641     142,837,056
--------------------------------------------------------------------------------------------------------------------------


NET ASSETS AT DECEMBER 31, 1996               $440,374,662    $675,740,417    $90,357,608     $636,594,543    $648,591,736


Changes from operations:
     Net investment income                       2,472,078      13,915,836      2,315,691        5,357,441       5,624,427
--------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments    12,099,855      28,318,087              -       25,911,101      27,100,762
--------------------------------------------------------------------------------------------------------------------------
     Net change in unrealized appreciation
     or depreciation on investments             37,138,387      30,054,995              -       83,550,692      41,031,496
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                       51,710,320      72,288,918      2,315,691      114,819,234      73,756,685
--------------------------------------------------------------------------------------------------------------------------

Dividends to shareholder from:
     Net investment income                               -               -     (2,315,691)               -               -
--------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments   (21,685,866)    (18,028,760)             -      (36,341,047)    (47,162,977)
--------------------------------------------------------------------------------------------------------------------------
          TOTAL DIVIDENDS TO SHAREHOLDER       (21,685,866)    (18,028,760)    (2,315,691)     (36,341,047)    (47,162,977)
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE TRANSACTIONS       29,261,646      40,754,636      7,641,444      182,884,239      50,542,699
--------------------------------------------------------------------------------------------------------------------------

     TOTAL INCREASE (DECREASE) IN NET ASSETS    59,286,100      95,014,794      7,641,444      261,362,426      77,136,407
--------------------------------------------------------------------------------------------------------------------------


NET ASSETS AT JUNE 30, 1997                   $499,660,762    $770,755,211    $97,999,052     $897,956,969    $725,728,143
==========================================================================================================================

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS - UNAUDITED

June 30, 1997

1. SIGNIFICANT ACCOUNTING POLICIES

THE FUNDS: Aggressive Growth Fund., Bond Fund, Capital Appreciation Fund, Equity Income Fund, Global Asset Allocation Fund, Growth and Income Fund, International Fund, Managed Fund, Money Market Fund, and Social Awareness Fund are registered as open-end, diversified management investment companies and Special Opportunities Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, as amended. The Funds' shares are sold only to The Lincoln National Life Insurance Company (the Company) for allocation to its Variable Annuity Account C, which was established for the purpose of funding variable annuity contracts, and to its Flexible Premium Variable Life Accounts D, G, and K, which were established for the purpose of funding variable universal life contracts.

The Funds' investment objectives are as follows:

        FUND            INVESTMENT OBJECTIVE
        ----            --------------------

Aggressive      The investment objective is to maximize capital appreciation.
Growth Fund     The Fund invests in stocks of smaller, lesser known companies which have a chance to grow significantly in a short time.

Bond Fund       The investment objective is to maximize current income
                consistent with prudent investment strategy. The Fund invests primarily in medium and long-term corporate and government bonds.

Capital         The investment objective is to maximize long-term  growth
Appreciation    of capital in a manner consistent with preservation of
Fund            capital.  The Fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk
                (high-risk) bonds.

Equity          The investment objective is to achieve reasonable income by
Income Fund     investing primarily in income-producing equity securities.
                The Fund invests mostly in high-income stocks and some high-yielding bonds (including junk bonds).

Global Asset    The investment objective is to maximize long-term total return
Allocation Fund consistent with  preservation of capital. The Fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.

Growth and      The investment  objective  is  to  maximize  long-term
Income Fund     capital  appreciation.  The Fund buys stocks of established companies.

International   The investment objective is to maximize long-term capital
Fund            appreciation.  The Fund trades in securities issued outside the U.S.--mostly stocks, with an occasional bond or money market security.

Managed Fund    The investment objective is to maximize long-term total
                return (capital gains plus income) consistent with prudent investment strategy. The Fund invests in a mix of stocks, bonds, and money market securities, as determined by an investment committee.

Money           The investment objective is to maximize current income
Market Fund     consistent with the preservation of capital. The Fund invests in short-term obligations issued by U.S. corporations, the U.S. Government, and federally- chartered banks and U.S.
                branches of foreign banks.

Social          The investment objective is to maximize long-term capital
Awareness Fund  appreciation.  The Fund buys stocks of established companies which adhere to certain specific social criteria.

Special         The investment  objective  is to maximize capital appreciation.
Opportunities   The Fund primarily invests in mid-size companies whose stocks
Fund            have significant growth potential.  Current income is a
                secondary consideration.

INVESTMENT VALUATION: Investments are stated at value. Portfolio securities which are traded on stock exchanges are valued at the last reported sale price on the exchange or market where primarily traded or listed or, in the absence of recent sales, at the mean between the last reported bid and asked prices. Long-term debt investments are valued at their bid quotations. The Funds hedge certain portions of their exposure to fluctuations in interest, market, and foreign exchange risks by entering into derivative transactions. These hedges include options, financial futures, and forward foreign currency contracts. Options traded on exchanges are valued at the last bid price for options purchased and the last sale price for options written. Options traded in the over-the-counter market are valued at the last asked price for options written and the last bid price for options purchased. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency contracts are valued at the forward exchange rates prevailing on the day of valuation.
Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Funds' Board of Directors. Money market instruments in securities are stated at amortized cost, which approximates market value.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income includes premium and discount amortization on money market instruments and mortgage-backed securities; it also includes original issue and market discount amortization on long-term debt investments. Realized gains or losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

SECURITIES SOLD SHORT: Short-selling of securities obligate the Funds to replace the security borrowed by purchasing it at market value at the replacement date. The Funds would realize a gain (loss) if the price of the security declines (increases) between the sale and replacement date.

FOREIGN CURRENCY TRANSACTIONS: The books and records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in a foreign currency are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Income and expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment in securities.

Reported net realized gains and losses on foreign currency transactions arise from sales and maturities of forward foreign currency contracts, currency gains and losses between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation or depreciation on translation of assets and liability in foreign currencies arise from changes in the value of other assets and liabilities at the end of the period resulting from changes in the exchange rates.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

EXPENSES: The custodian bank of the Bond Fund, Growth and Income Fund, Managed Fund, Money Market Fund, Social Awareness Fund and Special Opportunities Fund has agreed to waive its custodial fees when the Funds maintain a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the six months ended June 30, 1997, the custodial fees offset arrangements were not material to either total expenses or the calculation of average net assets and the ratio of expenses to average net assets.

TAXES: Each Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, each Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Withholding taxes on foreign interest have been provided for in accordance with the applicable country's tax rates.

2. OTHER ASSETS OVER (UNDER) LIABILITIES

The statement of net assets accounts "Other Assets Over(Under) Liabilities" at June 30, 1997 consisted of the following assets (liabilities):


                                        AGGRESSIVE                CAPITAL         EQUITY      GLOBAL ASSET     GROWTH
                                          GROWTH        BOND    APPRECIATION      INCOME       ALLOCATION    AND INCOME
                                           FUND         FUND        FUND           FUND           FUND          FUND
                                        ----------      ----    ------------      ------      ------------   ----------
Cash                                  $          -  $  327,331  $     20,003  $          -   $   6,019,320   $   93,826
-----------------------------------------------------------------------------------------------------------------------
Foreign currency                                 -           -       977,163       208,465       6,681,198            -
-----------------------------------------------------------------------------------------------------------------------
Receivable for dividends earned             26,289           -     1,223,534     1,320,053         454,922    5,663,039
-----------------------------------------------------------------------------------------------------------------------
Receivable for interest earned               4,730   4,133,510             -       167,399       1,631,237            -
-----------------------------------------------------------------------------------------------------------------------
Receivable for securities sold           2,226,011           -     1,436,793       926,040      11,128,468    1,734,011
-----------------------------------------------------------------------------------------------------------------------
Receivable for capital shares sold         449,588     120,250       519,219       692,253         450,376    1,404,741
-----------------------------------------------------------------------------------------------------------------------
Payable for securities  purchased       (1,971,395)          -   (10,098,160)   (1,971,510)   (16,483,812)   (8,034,557)
-----------------------------------------------------------------------------------------------------------------------
Management fees payable                   (163,880)   (100,344)     (234,754)     (488,046)      (229,873)     (789,916)
-----------------------------------------------------------------------------------------------------------------------
Other, net                                 (44,487)    (73,952)     (372,320)      (96,971)      (209,427)     (256,214)
-----------------------------------------------------------------------------------------------------------------------
                                      $    526,856  $4,406,795  $ (6,528,522) $    757,683    $ 9,442,409   $  (185,070)
                                      ==================================================================================

                                                                     MONEY         SOCIAL        SPECIAL
                                      INTERNATIONAL   MANAGED        MARKET      AWARENESS    OPPORTUNITIES
                                          FUND          FUND          FUND          FUND          FUND
                                      -------------   -------        ------      ---------    -------------
Cash                                  $      2,509  $    87,884   $   102,758   $    24,648    $   483,922
----------------------------------------------------------------------------------------------------------
Foreign currency                         8,580,760            -             -             -              -
----------------------------------------------------------------------------------------------------------
Receivable for dividends earned          1,568,053      741,480             -       844,052      1,260,180
----------------------------------------------------------------------------------------------------------
Receivable for interest earned                 354    5,039,391        31,318             -              -
----------------------------------------------------------------------------------------------------------
Receivable for securities sold          14,796,764    3,502,982             -    10,362,644      1,128,489
----------------------------------------------------------------------------------------------------------
Receivable for capital shares sold               -        1,005       164,090     1,385,011        434,877
----------------------------------------------------------------------------------------------------------
Payable for securities  purchased      (14,550,784)  (3,616,807)   (3,013,689)  (13,676,335)    (2,134,943)
----------------------------------------------------------------------------------------------------------
Management fees payable                   (317,085)    (234,813)      (46,527)     (263,457)      (224,247)
----------------------------------------------------------------------------------------------------------
Other, net                                (248,973)    (162,434)      (38,676)     (332,506)      (115,055)
----------------------------------------------------------------------------------------------------------
                                      $  9,831,598  $ 5,358,688   $(2,800,726)  $(1,655,943)   $   833,223
                                      ====================================================================

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Lincoln Investment Management Company (the Advisor) and it's affiliates manage the Funds' investment portfolios and maintains their accounts and records. In return for these services, the Advisor receives a management fee at an annual rate of .48% of the first $200,000,000 of the average daily net asset value of the Funds, .40% of the next $200,000,000, and .30% of the average daily net asset value of the Funds in excess of $400,000,000 for all the Funds except for the Global Asset Allocation Fund, which has management fee annual rates of
 .75%, .70%, and .68%, respectively, the International Fund which has management fee annual rates of .90%, .75%, and .60%, respectively, and the Aggressive Growth Fund, which has management fee annual rates of .75%, .70%, and .65%, respectively. The Capital Appreciation Fund, and the Equity Income Fund, have management fees of .80% and .95%, respectively, with no breakpoints. In addition, Delaware which is an affiliate of Lincoln Investment Management Company, provides accounting services and other administration support to the funds. In return for these services, the company receives a minimum fee of $65,000 and $87,000 annually for the first $100,000,000 of the average daily net asset value of the Domestic and International Funds respectively, .0375% and .060% of the next $400,000,000,
 .035% and .060% of the next $250,000,000, .030% and .060% of the next
$250,000,000, and .020% and .050% of the daily net asset value of the Funds in excess of $1 billion dollars.

If the aggregate annual expenses of the Funds, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceeds 1 1/2% of the average daily net asset value of the Fund, the Advisor will reimburse the Funds in the amount of such excess. No reimbursement was due for the six months ended June 30, 1997

Certain officers and directors of the Funds are also officers or directors of the Company. The compensation of unaffiliated directors of the Funds is borne by the Funds.

4. ANALYSIS OF NET ASSETS

The analysis of net assets at June 30,1997 consisted of the following:


                                         AGGRESSIVE                    CAPITAL       EQUITY     GLOBAL ASSET      GROWTH
                                           GROWTH         BOND      APPRECIATION     INCOME      ALLOCATION     AND INCOME
                                            FUND          FUND          FUND          FUND          FUND           FUND
                                         ----------       ----      ------------     ------     ------------    ----------
Common Stock, par value
        $.01 per share  **              $    196,238  $    220,078  $    227,285  $    352,272  $    264,898  $      814,002
----------------------------------------------------------------------------------------------------------------------------
Paid-in capital in excess of par
    value of shares issued               220,345,149   261,026,239   285,356,208   463,081,042   311,975,726   1,983,391,318
----------------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss)
    on investments                         5,832,670    (7,720,011)   20,195,117     6,621,844    20,400,869      80,085,930
----------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income          154,803     8,524,645     2,235,554     4,623,595     5,297,099      24,985,275
----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation or
    depreciation on investments and
    other assets                          48,224,123     3,727,192    57,219,538   164,968,985    53,383,738     953,705,056
----------------------------------------------------------------------------------------------------------------------------
                                        $274,752,983  $265,778,143  $365,233,702  $639,647,738  $391,322,330  $3,042,981,581
                                        ====================================================================================

                                                                       MONEY            SOCIAL         SPECIAL
                                     INTERNATIONAL     MANAGED         MARKET          AWARENESS    OPPORTUNITIES
                                         FUND            FUND           FUND             FUND           FUND
                                     -------------     -------         ------          ---------    -------------
Common Stock, par value
    $.01 per share  **               $    323,344    $    440,177    $    97,999     $    298,493    $    237,960
-----------------------------------------------------------------------------------------------------------------
Paid-in capital in excess of par
    value of shares issued            395,522,346     587,594,280     97,901,053      649,152,850     552,455,298
-----------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss)
    on investments                     12,099,855      28,318,087              -       25,911,101      27,100,762
-----------------------------------------------------------------------------------------------------------------
Undistributed  net Investment Income    2,472,078      13,915,836              -        5,357,441       5,624,427
-----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation or
    depreciation on investments and
    other assets                       89,243,139     140,486,831              -      217,237,084     140,309,696
-----------------------------------------------------------------------------------------------------------------
                                     $499,660,762    $770,755,211    $97,999,052     $897,956,969    $725,728,143
                                     ============================================================================

          ** Each Fund has 50,000,000 authorized shares except for the Growth and Income Fund, which has 150,000,000, and the Managed , International , and Equity Income Funds, which each have 100,000,000 authorized shares.


5. INVESTMENTS

The cost of investments for federal income tax purposes is the same as for book purposes. The aggregate cost of investments purchased, the aggregate proceeds from investments sold, the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 1997 are as follows:

                                  AGGREGATE       AGGREGATE       GROSS            GROSS           NET
                                   COST OF         PROCEEDS     UNREALIZED       UNREALIZED      UNREALIZED
                                  PURCHASES       FROM SALES   APPRECIATION     DEPRECIATION    APPRECIATION
                                  --------------------------------------------------------------------------
Aggressive Growth Fund          $124,853,923    $104,345,424  $   53,110,822    $ (4,886,699)   $ 48,224,123
Bond Fund                         61,295,986      85,619,358       5,719,320      (1,992,128)      3,727,192
Capital Appreciation Fund        273,986,155     194,772,241      60,043,333      (2,823,795)     57,219,538
Equity Income Fund               148,959,804      53,581,967     168,208,356      (3,239,371)    164,968,985
Global Asset Allocation Fund     286,255,995     265,636,515      58,715,009      (5,331,271)     53,383,738
Growth and Income Fund           592,672,320     498,867,355   1,010,651,736     (56,946,680)    953,705,056
International Fund               199,054,335     190,577,408      98,600,670      (9,357,531)     89,243,139
Managed Fund                     186,146,087     219,894,990     150,581,416     (10,094,585)    140,486,831
Social Awareness Fund            287,000,292     135,874,478     236,809,431     (19,572,347)    217,237,084
Special Opportunities Fund       226,525,875     211,618,195     156,362,014     (16,052,318)    140,309,696

6.  SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION

OPTIONS: The Funds purchase or write options which are exchange traded to hedge fluctuation risks in the price of certain securities. When the Funds write a call or put option, an amount equal to the premium received is reflected as a liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by the Funds for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Funds are subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments. Written call option activity for the six months ended June 30, 1997 is summarized as follows:

                                                 Global
                                          Asset Allocation Fund
                                          ---------------------
                                           Par         Premiums
                                          Amount       Received
                                          ------       --------
Options outstanding at January 1, 1997           -     $     -
Options written                          3,225,800       49,516
Options exercised                                -            -
Options expired                                  -            -
Options closed                          (1,612,900)     (24,758)
                                        -----------------------
Options outstanding at June 30, 1997     1,612,900     $ 24,758
                                        =======================

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may purchase or sell forward foreign currency contracts to hedge risks of fluctuations in specific transactions or portfolio positions. Forward foreign currency contracts obligate the Funds to take or deliver a financial instrument of foreign currency at a future date at a specified price. The unrealized gain or loss on the contracts are reflected in the accompanying financial statements. The Funds are subject to the credit risks that the counter parties to these contracts will fail to perform; although this risk is minimized by purchasing such agreements from financial institutions with long standing, superior performance records. In addition, the Funds are subject to the market risks associated with unanticipated movements in the value of a foreign currency relative to the U.S. dollar; however, such changes in the value generally are offset by changes in the value of the items being hedged by such contracts. The purchase and sale of forward foreign currency contracts that were open at June 30, 1997 were as follows:

                         FOREIGN                           AGGREGATE                                   UNREALIZED
FUND                     CURRENCY                          FACE VALUE      SETTLEMENT DATE(S)         GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------
Capital Appreciation $    4,200,000  French Francs         $   737,554  October 1997                     $18,020
Fund                      9,500,000  Great Britain Pound    15,446,798  July, August, November 1997     (337,217)
                                                                                                       ---------
                                                                                                       $(319,197)
                                                                                                       =========

Global Asset         $    1,617,912  Australian Dollar     $ 1,236,580  September 1997                   $16,286
Allocation Fund           1,446,900  Canadian Dollar         1,061,404  September 1997                    (8,140)
                          6,347,272  Deutschemark            3,686,870  July, September 1997             (23,045)
                          6,405,924  Danish Krone              987,264  September 1997                    18,064
                         18,524,400  French Franc            3,227,513  August, September 1997            65,253
                          2,720,100  Great Britain Pound     4,434,843  September 1997                   (82,839)
                      1,335,440,170  Italian Lira              819,984  September 1997                    36,196
                        825,766,130  Japanese Yen            7,595,115  July, September, November 1997  (311,492)
                            777,900  Polish Zloty              212,279  June, 1998                        (3,368)
                        149,620,815  Spanish Peseta          1,015,901  July, September 1997               1,112
                            220,900  Swedish Krona              28,828  September 1997                       107
                            823,650  Swiss Franc               550,228  August, September 1997           (15,102)
                                                                                                       ---------
                                                                                                       $(306,968)
                                                                                                       =========

FINANCIAL FUTURES CONTRACTS: The Funds may purchase or sell financial futures contracts, which are exchange traded, to hedge fluctuation risks of adverse changes in exchange markets or interest rates. Financial futures contracts obligate the Funds to take delivery or deliver a financial instrument at a future date at a specified price. The Funds deposit with its custodian a specified amount of cash or eligible securities called "initial margin" or "variation margin". The market value of investments pledged to cover margin requirements for open positions at June 30, 1997 were $476,665 for the Special Opportunities Fund, $6,348,875 for Global Asset Allocation Fund, and $1,906,659 for Social Awareness Fund. The unrealized gain or loss on the contracts are reflected in the accompanying financial statements. The Funds are subject to the market risks of unexpected changes in the underlying markets and interest rates; however, such changes in the value generally are offset by changes in the value of the items being hedged by such contracts. Purchased financial futures contracts open at June 30, 1997 were as follows:

                                                      NOTIONAL       EXPIRATION     UNREALIZED
FUND            CONTRACTS                           COST AMOUNT         DATE        GAIN (LOSS)
-----------------------------------------------------------------------------------------------
Global Asset    71 S&P 500 contracts                $30,269,075    September 1997  $(1,334,800)
Allocation Fund 216 U.S. 10 Year Treasury contracts  23,144,063    September 1997     (156,937)
                177 U.S. 5 Year Treasury contracts   18,658,219    September 1997      (84,422)
                46 Gilt contracts                     4,263,721    September 1997      (99,122)
                179 Ftse contracts                   34,823,800    September 1997     (508,162)
                22,700 German 10 Year contracts      33,151,408    September 1997     (131,156)
                194 Nikkei 225 contracts             17,700,359    September 1997     (298,347)
                47 Dax Index contracts               10,073,368    September 1997      149,822
                                                                                   -----------
                                                                                   $(2,463,124)
                                                                                   ===========
Special
Opportunities
Fund            17 S&P 400 midcap stock index       $ 2,003,876    September 1997  $    23,315


Social
Awareness Fund  75 S&P 500 Future                   $32,805,675    September 1997  $   578,700


INDEXED SECURITIES: The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

REPURCHASE AGREEMENTS: The Funds, through their respective custodians, receive delivery of the underlying securities, whose market value is required to be at least 102% of the repurchase price. The advisor is responsible for determining that the value of the collateral is at least equal to the repurchase price. Repurchase agreements are subject to the risk of the default or insolvency of the counterparty.

7. CONCENTRATION OF CREDIT RISK

The Money Market Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 66.7% of net assets at June 30, 1997. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

The Capital Appreciation Fund, Equity Income Fund, Global Asset Allocation Fund, and International Fund invest in foreign securities. As a result, there may be additional risks, such as the investments being subject to restrictions as to repatriation of cash back to the United States and to political or economic uncertainties. None of these Funds had investments in excess of 5% in any individual foreign country except the International Fund. Distribution of investments for the International Fund, by industry, as a percentage of total investments, consisted of the following at June 30, 1997:

        Banking, Finance and Insurance...... 19.3%
        Industrial.......................... 12.5
        Consumer Products and Services...... 11.3
        Electrical and Electronics.......... 10.5
        Broadcasting and Publishing.........  8.9
        Energy..............................  8.8
        Healthcare and Pharmaceuticals......  8.1
        Telecommunications..................  7.2
        Building and Materials..............  6.2
        Others (individually less than 4%)..  7.2
                                            -----
                                            100.0%
                                            =====

8. SUMMARY OF CHANGES FROM CAPITAL SHARE TRANSACTIONS

                                                                   SHARES ISSUED UPON             NET INCREASE (DECREASE)
                                          CAPITAL                    REINVESTMENT OF                  CAPITAL SHARES
                                        SHARES SOLD                      DIVIDENDS                        REDEEMED
                                  -----------------------------------------------------------------------------------------
                                  SHARES          AMOUNT           SHARES         AMOUNT          SHARES            AMOUNT
                                  ------          ------           ------         ------          ------            -------
Year Ended December 31, 1996:
Aggressive Growth Fund          6,078,765       $79,416,717        227,830   $  2,850,545        (318,939)     $ (4,080,745)
Bond Fund                       1,788,727        21,267,708      1,275,537     15,554,772      (2,013,517)      (23,420,919)
Capital Appreciation Fund       8,060,307       109,806,931        545,394      7,469,658         (85,813)       (1,210,130)
Equity Income Fund             10,947,919       157,067,481        549,558      7,755,394        (203,395)       (3,046,093)
Global Asset Allocation Fund    2,499,623        32,553,085      1,632,543     22,006,756        (492,722)       (6,588,842)
Growth and Income Fund          9,033,760       275,921,904      4,811,213    151,848,698      (1,005,429)      (31,139,607)
International Fund              4,484,198        62,185,534        338,158      4,436,376      (1,318,363)      (18,489,610)
Managed Fund                    2,263,623        35,399,848      3,696,097     60,383,859      (1,483,351)      (23,189,653)
Money Market Fund               7,448,642        72,720,559        278,649      4,552,350      (6,223,469)      (62,234,688)
Social Awareness Fund           9,212,323       226,248,315        978,353     23,475,634         (76,562)       (1,951,355)
Special Opportunities Fund      3,401,045        93,400,233      1,695,200     48,288,651      (1,522,103)      (40,795,408)

Six Months Ended June 30, 1997:

Aggressive Growth Fund          1,670,606       $22,819,080        892,895    $11,957,816        (293,710)     $ (4,049,677)
Bond Fund                         367,184         4,352,379      1,416,753     16,821,434      (1,307,206)      (15,382,629)
Capital Appreciation Fund       3,539,476        52,809,108        836,415     12,215,979         (72,368)       (1,072,796)
Equity Income Fund              5,109,026        84,488,030      1,183,804     19,052,519         (36,726)         (601,247)
Global Asset Allocation Fund    1,815,260        25,474,989      2,577,537     34,962,268        (120,187)       (1,701,647)
Growth and Income Fund          3,371,854       117,870,496      3,927,100    134,051,775        (353,575)      (11,929,300)
International Fund              1,496,339        21,564,521      1,702,170     23,752,137      (1,118,411)      (16,055,012)
Managed Fund                      529,959         8,870,759      2,677,655     43,933,612        (733,069)      (12,049,735)
Money Market Fund               3,441,868        34,418,680        669,698      6,696,982      (3,347,422)      (33,474,218)
Social Awareness Fund           5,008,544       140,710,471      1,581,459     43,404,427         (45,729)       (1,230,659)
Special Opportunities Fund        899,631        26,334,712      2,072,674     58,607,959      (1,220,070)      (34,399,972)

                                   RESULTING FROM CAPITAL
                                     SHARE TRANSACTIONS
                                 ----------------------------
                                   SHARES            AMOUNT

Year Ended December 31, 1996:
Aggressive Growth Fund            5,987,656      $ 78,186,517
Bond Fund                         1,050,747        13,401,561
Capital Appreciation Fund         8,519,888       116,066,459
Equity Income Fund               11,294,082       161,776,782
Global Asset Allocation Fund      3,639,444        47,970,999
Growth and Income Fund           12,839,544       396,630,995
International Fund                3,503,993        48,132,300
Managed Fund                      4,476,369        72,594,054
Money Market Fund                 1,503,822        15,038,221
Social Awareness Fund            10,114,114       247,772,594
Special Opportunities Fund        3,574,142       100,893,476

Six Months Ended June 30, 1997:

Aggressive Growth Fund            2,269,791       $30,727,219
Bond Fund                           476,731         5,791,184
Capital Appreciation Fund         4,303,523        63,952,291
Equity Income Fund                6,256,104       102,939,302
Global Asset Allocation Fund      4,272,610        58,735,610
Growth and Income Fund            6,945,379       239,992,971
International Fund                2,080,098        29,261,646
eeeeeManaged Fund                 2,474,545        40,754,636
Money Market Fund                   764,144         7,641,444
Social Awareness Fund             6,544,274       182,884,239
Special Opportunities Fund        1,752,235        50,542,699

9.  DISTRIBUTION TO SHAREHOLDER

All of the Funds except for the Money Market Fund declare and distribute dividends on net investment income annually. The Money Market Fund declares and distributes dividends on net investment income daily. Distributions, if any, on net realized gains are declared and distributed annually.

10. CAPITAL LOSS CARRYFORWARD

As of December 31, 1996, the Lincoln National Bond Fund, Inc. had $7,876,109 of unused capital loss carryforward for federal tax purposes. The loss carryforward expires in the years 2002 to 2004.

11. CHANGE IN MANAGEMENT:

Effective August 29, 1996, Clay Finlay Inc., Subadvisor of the Lincoln National International Fund Inc., accepted an offer to sell their ownership interest in the firm to United Asset Management, a New York Stock Exchange ("NYSE") listed company, which buys the common stock of investment advisory companies as permanent holdings. The management of Clay Finlay remains with the company and has complete autonomy to run the business as they were prior to the purchase. In October 1996, variable contractholders, via proxy solicitation, instructed Lincoln Life to vote to retain Clay Finlay as the Subadvisor of the Lincoln National International Fund. The shares were voted as follows:

 - 91.56% for retaining Clay Finlay,
 - 3.26% against retaining Clay Finlay,
 - 5.18% abstained

FINANCIAL HIGHLIGHTS - UNAUDITED
(Selected data for each capital share outstanding throughout the year)


                      Income from Investment Operation              Less Dividends From:
                  --------------------------------------   -----------------------------------
           Net                     Net                                                             Net
          Asset                Realized and     Total                                             Asset               Ratio of
          Value       Net       Unrealized      From          Net      Net Realized               Value               Expenses
Period  Beginning  Investment  Gain(Loss) on  Investment   Investment    Gain on       Total       End      Total    To Average
Ended   of Period Income(Loss)  Investments   Operations    Income      Investment   Dividends  of Period  Return**  Net Assets
-------------------------------------------------------------------------------------------------------------------------------
                                                 AGGRESSIVE GROWTH FUND
1993    $10.000    $    -         $    -        $    -      $    -        $    -      $    -    $10.000         -          -
1994     10.000     0.019         (0.952)       (0.933)     (0.019)            -      (0.019)     9.048    (9.52%)     1.11%
1995      9.048     0.007          3.135         3.142      (0.007)            -      (0.007)    12.183    34.78%      0.94%
1996     12.183     0.004          1.989         1.993      (0.004)       (0.192)     (0.196)    13.980    16.96%      0.82%
1997+    13.980     0.008          0.686         0.694           -        (0.673)     (0.673)    14.001     5.18%      0.81%

                                                 BOND FUND
1987    $12.448    $1.055        ($0.873)       $0.182     ($1.055)      ($0.434)    ($1.489)   $11.141    (.470%)     0.56%
1988     11.141     1.053         (0.131)        0.922      (1.053)            -      (1.053)    11.010     9.24%      0.57%
1989     11.010     1.027          0.428         1.455      (1.027)            -      (1.027)    11.438    13.23%      0.53%
1990     11.438     0.998         (0.240)        0.758      (0.998)            -      (0.998)    11.198     5.45%      0.53%
1991     11.198     0.956          0.990         1.946      (0.956)            -      (0.956)    12.188    17.96%      0.52%
1992     12.188     0.903          0.052         0.955      (0.903)            -      (0.903)    12.240     7.68%      0.52%
1993     12.240     0.758          0.703         1.461      (0.758)       (0.250)     (1.008)    12.693    13.39%      0.50%
1994     12.693     0.741         (1.233)       (0.492)     (0.741)       (0.519)     (1.260)    10.941    (5.01%)     0.50%
1995     10.941     0.803          1.306         2.109      (0.803)            -      (0.803)    12.247    19.59%      0.49%
1996     12.247     0.767         (0.481)        0.286      (0.767)            -      (0.767)    11.766     1.91%      0.51%
1997+    11.766     0.388         (0.077)        0.311           -             -           -     12.077     2.64%      0.56%

                                                CAPITAL APPRECIATION FUND
1993    $10.000    $    -         $    -        $    -      $    -        $    -      $    -    $10.000         -          -
1994     10.000     0.134          0.152         0.286      (0.134)            -      (0.134)    10.152     1.52%      1.18%
1995     10.152     0.116          2.764         2.880      (0.116)            -      (0.116)    12.916    27.95%      1.07%
1996     12.916     0.135          2.051         2.186      (0.135)       (0.463)     (0.598)    14.504    18.38%      0.93%
1997+    14.504     0.098          2.001         2.099           -        (0.534)     (0.534)    16.069    14.85%      0.87%

                                                 EQUITY INCOME FUND
1993    $10.000    $    -         $    -        $    -      $    -        $    -      $    -    $10.000         -          -
1994     10.000     0.258          0.335         0.593      (0.258)            -      (0.258)    10.335     3.35%      1.26%
1995     10.335     0.275          3.218         3.493      (0.275)       (0.046)     (0.321)    13.507    32.84%      1.15%
1996     13.507     0.288          2.451         2.739      (0.288)       (0.178)     (0.466)    15.780    20.20%      1.08%
1997+    15.780     0.131          2.649         2.780           -        (0.402)     (0.402)    18.158    17.94%      1.01%

                                                GLOBAL ASSET ALLOCATION FUND
1987*   $10.000    $0.146        ($0.973)      ($0.827)    ($0.146)       $    -      ($0.146)   $9.027   (9.73)%      0.45%
1988      9.027     0.405          0.589         0.994      (0.405)            -      (0.405)     9.616     7.56%      1.16%
1989      9.616     0.573          1.165         1.738      (0.573)            -      (0.573)    10.781    16.74%      1.33%
1990     10.781     0.549         (0.516)        0.033      (0.549)       (0.279)     (0.828)     9.986   (0.12)%      1.14%
1991      9.986     0.426          1.391         1.817      (0.426)       (0.138)     (0.564)    11.239    20.17%      1.04%
1992     11.239     0.404          0.271         0.675      (0.404)       (0.306)     (0.710)    11.204     6.39%      1.07%
1993     11.204     0.362          1.522         1.884      (0.362)       (0.224)     (0.586)    12.502    17.88%      1.05%
1994     12.502     0.349         (0.702)       (0.353)     (0.349)       (0.656)     (1.005)    11.144   (2.43)%      1.06%
1995     11.144     0.412          2.247         2.659      (0.412)            -      (0.412)    13.391    23.58%      0.92%
1996     13.391     0.392          1.522         1.914      (0.392)       (0.687)     (1.079)    14.226    15.96%      1.00%
1997+    14.226     0.200          1.533         1.733           -        (1.186)     (1.186)    14.773    12.92%      0.86%

                                                GROWTH AND INCOME FUND
1987    $18.031    $0.587         $2.148        $2.735     ($0.587)      ($0.539)    ($1.126)   $19.640    14.75%      0.52%
1988     19.640     0.540          0.729         1.269      (0.540)       (2.997)     (3.537)    17.372     8.06%      0.54%
1989     17.372     0.793          2.859         3.652      (0.793)            -      (0.793)    20.231    19.86%      0.50%
1990     20.231     0.512         (0.539)       (0.027)     (0.512)       (1.068)     (1.580)    18.624     1.68%      0.48%
1991     18.624     0.617          5.142         5.759      (0.617)            -      (0.617)    23.766    30.83%      0.44%
1992     23.766     0.663         (0.336)        0.327      (0.663)       (0.503)     (1.166)    22.927     1.24%      0.41%
1993     22.927     0.610          2.285         2.895      (0.610)       (0.519)     (1.129)    24.693    13.31%      0.38%
1994     24.693     0.668         (0.428)        0.240      (0.668)       (0.968)     (1.636)    23.297     0.65%      0.37%
1995     23.297     0.701          7.680         8.380      (0.701)       (1.221)     (1.922)    29.756    39.06%      0.35%
1996     29.756     0.683          4.943         5.626      (0.683)       (1.589)     (2.272)    33.110    19.90%      0.36%
1997+    33.110     0.307          5.107         5.414           -        (1.141)     (1.141)    37.383    16.68%      0.36%

                                                 INTERNATIONAL FUND
1991*   $10.000   ($0.030)        $0.047        $0.017     ($0.059)       $    -     ($0.059)    $9.958   (0.42)%      1.06%
1992      9.958     0.037         (0.867)       (0.830)     (0.037)            -      (0.037)     9.091   (8.41)%      1.46%
1993      9.091     0.010          3.551         3.561      (0.010)            -      (0.010)    12.642    39.46%      1.24%
1994     12.642     0.033          0.385         0.418      (0.033)            -      (0.033)    13.027     3.09%      1.24%
1995     13.027     0.069          0.892         0.961      (0.069)       (0.521)     (0.590)    13.398     8.34%      1.27%
1996     13.398     0.071          1.244         1.315      (0.071)       (0.086)     (0.157)    14.556     9.97%      1.19%
1997+    14.556     0.076          1.541         1.617           -        (0.720)     (0.720)    15.453    11.63%      0.94%


           Ratio of Net
           Investment             Net Assets
             Income    Portfolio    At End     Average
Period     To Average  Turnover   of Period   Commission
Ended      Net Assets    Rate      (000's)       Rate
--------------------------------------------------------
                      AGGRESSIVE GROWTH FUND
1993              -         -    $      110    $     -
1994          0.21%    100.31%       60,697          -
1995          0.06%     85.82%      138,471          -
1996          0.03%     77.51%      242,609     0.0332
1997+         0.12%     47.23%      274,753     0.0361

                            BOND FUND
1987          9.17%    176.75%   $   50,795    $     -
1988          9.41%    183.79%       59,947          -
1989          9.13%    121.19%       91,152          -
1990          9.00%     76.67%      103,845          -
1991          8.32%     72.80%      139,854          -
1992          7.45%    257.27%      168,636          -
1993          6.05%    324.90%      226,150          -
1994          6.40%    213.26%      195,010          -
1995          6.90%    139.61%      250,816          -
1996          6.56%    142.19%      253,328       N/A
1997+         6.56%     26.18%      265,778       N/A     ***

                     CAPITAL APPRECIATION FUND
1993              -          -   $      110    $     -
1994          1.33%    185.28%       52,904          -
1995          1.00%    195.63%      127,936          -
1996          0.99%     92.73%      267,242     0.0374
1997+         1.44%     67.88%      365,234     0.0419

                        EQUITY INCOME FUND
1993              -          -   $      110    $     -
1994          2.48%     33.40%       78,861          -
1995          2.27%     27.81%      238,771          -
1996          1.99%     22.17%      457,153     0.0292
1997+         1.73%     10.20%      639,648     0.0386

                  GLOBAL ASSET ALLOCATION FUND
1987*         1.42%     12.92%   $   21,084    $     -
1988          4.36%    136.79%       26,885          -
1989          5.59%     79.11%       44,913          -
1990          5.49%     56.28%       56,088          -
1991          4.01%    101.41%       76,269          -
1992          3.70%    128.53%       95,607          -
1993          3.04%    208.55%      153,500          -
1994          3.07%    134.33%      195,697          -
1995          3.36%    146.49%      248,772          -
1996          2.93%    167.33%      316,051     0.0321
1997+         3.04%     82.36%      391,322     0.0345

                   GROWTH AND INCOME FUND
1987          2.78%    142.01%   $  177,354    $     -
1988          3.08%    179.88%      209,513          -
1989          4.06%    208.98%      295,399          -
1990          2.79%     59.47%      356,239          -
1991          2.86%     33.59%      581,297          -
1992          2.97%     74.50%      765,457          -
1993          2.58%     60.76%    1,034,105          -
1994          2.85%     76.34%    1,161,324          -
1995          2.64%     51.76%    1,833,450          -
1996          2.23%     46.70%    2,465,224     0.0459
1997+         1.82%     18.84%    3,042,982     0.0448

                      INTERNATIONAL FUND
1991*       (0.30)%     25.18%   $   20,935   $     -
1992          0.39%     22.86%       45,627         -
1993          0.09%     61.44%      161,470         -
1994          0.25%     52.78%      316,350         -
1995          0.59%     63.15%      358,391         -
1996          0.51%     68.67%      440,375    0.0196
1997+         1.10%     43.22%      499,661    0.0190

(Selected data for each capital share outstanding throughout the year)

                      Income from Investment Operation              Less Dividends From:
                  --------------------------------------   -----------------------------------
           Net                     Net                                                             Net
          Asset                Realized and     Total                                             Asset               Ratio of
          Value       Net       Unrealized      From          Net      Net Realized               Value               Expenses
Period  Beginning  Investment  Gain(Loss) on  Investment   Investment    Gain on       Total       End      Total    To Average
Ended   of Period Income(Loss)  Investments   Operations    Income      Investment   Dividends  of Period  Return**  Net Assets
-------------------------------------------------------------------------------------------------------------------------------
                                                 MANAGED FUND
1987    $12.248    $0.674         $0.352        $1.026      ($0.674)      ($0.317)    ($0.991)  $12.283     7.35%      0.53%
1988     12.283     0.666          0.352         1.018       (0.666)       (1.108)     (1.774)   11.527     8.17%      0.55%
1989     11.527     0.798          1.186         1.984       (0.798)            -      (0.798)   12.713    16.00%      0.52%
1990     12.713     0.705         (0.334)        0.371       (0.705)       (0.438)     (1.143)   11.941     3.41%      0.52%
1991     11.941     0.710          1.906         2.616       (0.710)            -      (0.710)   13.847    22.59%      0.50%
1992     13.847     0.653         (0.158)        0.495       (0.653)       (0.036)     (0.689)   13.653     3.69%      0.49%
1993     13.653     0.584          0.908         1.492       (0.584)       (0.409)     (0.993)   14.152    11.91%      0.45%
1994     14.152     0.628         (0.814)       (0.186)      (0.628)       (0.555)     (1.183)   12.783   (2.42)%      0.44%
1995     12.783     0.623          3.132         3.755       (0.623)       (0.020)     (0.643)   15.895    30.11%      0.43%
1996     15.895     0.628          1.291         1.919       (0.628)       (0.920)     (1.548)   16.266    12.66%      0.43%
1997+    16.266     0.316          1.362         1.678            -        (0.434)     (0.434)   17.510    10.50%      0.44%

                                                 MONEY MARKET FUND
1987    $10.000    $0.658         $    -        $0.658      ($0.658)       $    -     ($0.658)  $10.000     8.02%      0.56%
1988     10.000     0.744              -         0.744       (0.744)            -      (0.744)   10.000     5.45%      0.55%
1989     10.000     0.909              -         0.909       (0.909)            -      (0.909)   10.000     7.20%      0.54%
1990     10.000     0.802              -         0.802       (0.802)            -      (0.802)   10.000     7.61%      0.53%
1991     10.000     0.571              -         0.571       (0.571)            -      (0.571)   10.000     7.48%      0.53%
1992     10.000     0.354              -         0.354       (0.354)            -      (0.354)   10.000     4.70%      0.53%
1993     10.000     0.276              -         0.276       (0.276)            -      (0.276)   10.000     4.46%      0.50%
1994     10.000     0.381              -         0.381       (0.381)            -      (0.381)   10.000     3.20%      0.52%
1995     10.000     0.570              -         0.570       (0.570)            -      (0.570)   10.000     4.22%      0.52%
1996     10.000     0.505              -         0.505       (0.505)            -      (0.505)   10.000     6.40%      0.57%
1997+    10.000     0.236              -         0.236       (0.236)            -      (0.236)   10.000     2.44%      0.62%

                                                SOCIAL AWARENESS FUND
1988    $10.000    $0.032         $0.454        $0.486      ($0.032)       $    -     ($0.032)  $10.454     4.54%      1.64%
1989     10.454     0.309          2.920         3.229       (0.309)       (0.024)     (0.333)   13.350    28.51%      0.99%
1990     13.350     0.289         (0.989)       (0.700)      (0.289)       (0.154)     (0.443)   12.207   (5.54)%      0.65%
1991     12.207     0.348          4.242         4.590       (0.348)            -      (0.348)   16.449    36.98%      0.56%
1992     16.449     0.399          0.179         0.578       (0.399)       (0.051)     (0.450)   16.577     2.87%      0.55%
1993     16.577     0.326          1.792         2.118       (0.326)       (0.454)     (0.780)   17.915    13.77%      0.51%
1994     17.915     0.377         (0.461)       (0.084)      (0.377)       (0.812)     (1.189)   16.642   (0.39)%      0.53%
1995     16.642     0.432          6.491         6.923       (0.432)       (0.543)     (0.975)   22.590    43.50%      0.50%
1996     22.590     0.389          5.748         6.137       (0.389)       (1.022)     (1.411)   27.316    29.53%      0.46%
1997+    27.316     0.188          4.049         4.237            -        (1.470)     (1.470)   30.083    16.03%      0.42%

                                                SPECIAL OPPORTUNITIES FUND
1987    $16.617    $0.064         $1.316        $1.380      ($0.064)       $    -     ($0.064)  $17.933     8.77%      0.56%
1988     17.933     0.060          0.327         0.387       (0.060)       (2.659)     (2.719)   15.601     3.73%      0.59%
1989     15.601     0.276          4.904         5.180       (0.276)            -      (0.276)   20.505    31.92%      0.55%
1990     20.505     0.236         (1.931)       (1.695)      (0.236)       (1.208)     (1.444)   17.366   (7.28)%      0.55%
1991     17.366     0.323          7.195         7.518       (0.323)            -      (0.323)   24.561    43.14%      0.53%
1992     24.561     0.546          1.106         1.652       (0.546)       (0.955)     (1.501)   24.712     6.24%      0.53%
1993     24.712     0.530          2.703         3.233       (0.530)       (2.937)     (3.467)   24.478    18.31%      0.49%
1994     24.478     0.565         (0.942)       (0.377)      (0.565)       (1.372)     (1.937)   22.164   (1.55)%      0.48%
1995     22.164     0.616          6.131         6.747       (0.616)       (0.912)     (1.528)   27.383    32.05%      0.45%
1996     27.383     0.548          3.867         4.414       (0.548)       (1.827)      2.374    29.423    17.27%      0.44%
1997+    29.423     0.236          2.976         3.212            -        (2.137)     (2.137)   30.498    11.48%      0.44%

           Ratio of Net
           Investment             Net Assets
             Income    Portfolio    At End     Average
Period     To Average  Turnover   of Period   Commission
Ended      Net Assets    Rate      (000's)       Rate
--------------------------------------------------------
                          MANAGED FUND
1987          5.23%    121.98%   $121,167      $     -
1988          5.71%    166.57%    140,135            -
1989          6.47%    158.73%    182,576            -
1990          5.96%     93.38%    204,310            -
1991          5.53%     22.70%    276,899            -
1992          4.86%    226.66%    343,439            -
1993          4.24%    235.59%    445,040            -
1994          4.45%    160.79%    442,140            -
1995          4.37%    112.52%    589,165            -
1996          4.05%    108.86%    675,740       0.0441
1997+         3.86%     28.06%    770,755       0.0438

                      MONEY MARKET FUND
1987          6.50%         -    $ 55,093      $     -
1988          7.21%         -      59,160            -
1989          9.09%         -      88,551            -
1990          7.94%         -     102,399            -
1991          5.79%         -     149,555            -
1992          3.48%         -      92,472            -
1993          2.76%         -      81,042            -
1994          3.82%         -      77,177            -
1995          5.67%         -      75,319            -
1996          5.07%         -      90,358          N/A
1997+         4.88%         -      97,999          N/A     ***

                    SOCIAL AWARENESS FUND
1988          0.30%     10.07%   $  2,067      $     -
1989          2.43%     63.37%      9,565            -
1990          2.34%     29.39%     24,674            -
1991          2.33%     45.00%     52,959            -
1992          2.50%     84.32%     89,669            -
1993          1.90%     84.43%    137,606            -
1994          2.22%     64.97%    163,514            -
1995          2.21%     54.02%    297,983            -
1996          1.58%     45.90%    636,595       0.0440
1997+         1.40%     18.39%    897,957       0.0448

                 SPECIAL OPPORTUNITIES FUND
1987          0.31%    110.80%   $ 58,866      $     -
1988          0.39%     73.91%     63,982            -
1989          1.50%     92.56%     75,245            -
1990          1.33%     37.50%     83,762            -
1991          1.49%    111.60%    132,753            -
1992          2.35%    128.49%    189,867            -
1993          2.29%     74.11%    273,998            -
1994          2.49%     74.63%    318,417            -
1995          2.39%     90.12%    505,755            -
1996          2.00%     88.17%    648,592       0.0429
1997+         1.64%     33.13%    725,728       0.0415

* The per share data, total return, ratios and portfolio turnover are calculated for the period from commencement of investment activity on August 3, 1987 through December 31, 1987 for the Global Asset Allocation Fund, May 2, 1988 through December 31, 1988 for the Social Awareness Fund ., and May 1, 1991 through December 31, 1991 for the International Fund . Accordingly, the total return, ratios, and portfolio turnover have NOT been calculated on an annualized basis.

** Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares in which Separate Account C, D, G, and K may invest. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

*** The Average Commission rate is calculated on funds holding long term equity securities. These funds do not hold long term equity securities; thus, an average commission rate has not been calculated.

+ For the six month period ended June 30, 1997. Total return and portfolio turnover have NOT been calculated on an annualized basis Ratios of expenses and net investment income to average net assets have been calculated on an annualized basis.